Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.4%
Adient plc *	2,981	105,498
American Axle & Manufacturing Holdings, Inc. *	7,966	64,604
Aptiv plc *	2,491	264,644
Autoliv, Inc.	1,747	139,900
BorgWarner, Inc.	6,532	263,370
Cooper-Standard Holdings, Inc. *	2,845	15,989
Dana, Inc.	5,002	82,833
Dorman Products, Inc. *	346	34,963
Ford Motor Co.	132,774	1,816,348
Fox Factory Holding Corp. *	137	11,237
General Motors Co. *	46,216	1,787,635
Gentex Corp.	4,515	140,326
Gentherm, Inc. *	412	28,403
Harley-Davidson, Inc.	3,690	129,814
LCI Industries	410	49,003
Lear Corp.	2,256	318,006
Modine Manufacturing Co. *	2,114	24,987
Standard Motor Products, Inc.	649	25,928
Stoneridge, Inc. *	855	17,681
Tenneco, Inc., Class A *	5,450	94,340
Tesla, Inc. *	187	141,795
The Goodyear Tire & Rubber Co. *	20,781	268,491
Thor Industries, Inc.	1,326	100,736
Visteon Corp. *	1,302	146,097
Winnebago Industries, Inc.	555	27,445
		6,100,073

Banks 6.4%
1st Source Corp.	55	2,586
Ameris Bancorp	376	17,142
Associated Banc-Corp.	2,448	50,674
Atlantic Union Bankshares Corp.	614	21,650
Axos Financial, Inc. *	381	14,726
Bank of America Corp.	109,267	4,064,732
Bank of Hawaii Corp.	545	43,317
Bank OZK	1,260	52,252
BankUnited, Inc.	1,478	61,573
Banner Corp.	502	29,171
BOK Financial Corp.	340	29,298
Brookline Bancorp, Inc.	915	12,966
Cadence Bank	1,909	51,028
Capitol Federal Financial, Inc.	2,099	21,305
Cathay General Bancorp	902	37,081
Central Pacific Financial Corp.	564	13,615
Citigroup, Inc.	71,781	3,833,823
Citizens Financial Group, Inc.	9,010	372,834
City Holding Co.	178	14,612
Columbia Banking System, Inc.	938	28,281
Comerica, Inc.	2,992	248,964
Commerce Bancshares, Inc.	816	56,451
SECURITY	NUMBER OF SHARES	VALUE ($)
Community Bank System, Inc.	383	25,278
Credicorp Ltd.	1,726	242,296
Cullen/Frost Bankers, Inc.	497	62,115
Customers Bancorp, Inc. *	50	2,065
CVB Financial Corp.	1,192	29,538
Eagle Bancorp, Inc.	289	14,323
East West Bancorp, Inc.	1,165	85,674
Eastern Bankshares, Inc.	140	2,726
Enterprise Financial Services Corp.	60	2,779
Essent Group Ltd.	902	38,597
F.N.B. Corp.	4,943	60,057
Federal Agricultural Mortgage Corp., Class C	151	15,856
Fifth Third Bancorp	11,287	445,046
First BanCorp	1,888	28,188
First Bancorp/Southern Pines NC	60	2,248
First Busey Corp.	546	12,804
First Citizens BancShares, Inc., Class A	201	140,780
First Commonwealth Financial Corp.	1,185	16,602
First Financial Bancorp	1,058	22,197
First Financial Bankshares, Inc.	450	18,558
First Hawaiian, Inc.	2,029	51,963
First Horizon Corp.	4,287	97,872
First Interstate BancSystem, Inc., Class A	1,159	44,123
First Merchants Corp.	482	19,839
First Republic Bank	585	90,693
Flagstar Bancorp, Inc.	764	29,437
Fulton Financial Corp.	2,504	39,688
Glacier Bancorp, Inc.	637	30,837
Hancock Whitney Corp.	997	49,690
Hanmi Financial Corp.	581	13,561
Heartland Financial USA, Inc.	341	15,082
Heritage Financial Corp.	110	2,871
Hilltop Holdings, Inc.	886	26,589
HomeStreet, Inc.	60	2,419
Hope Bancorp, Inc.	2,038	29,714
Huntington Bancshares, Inc.	17,203	238,778
Independent Bank Corp.	253	21,075
Independent Bank Group, Inc.	209	15,274
International Bancshares Corp.	678	28,428
JPMorgan Chase & Co.	46,431	6,139,571
Kearny Financial Corp.	234	2,904
KeyCorp	12,825	255,987
Lakeland Financial Corp.	35	2,526
M&T Bank Corp.	3,374	607,219
Meta Financial Group, Inc.	60	2,494
MGIC Investment Corp.	5,444	75,835
Mr Cooper Group, Inc. *	91	3,946
National Bank Holdings Corp., Class A	291	11,858
NBT Bancorp, Inc.	573	21,190
New York Community Bancorp, Inc.	8,288	82,714
NMI Holdings, Inc., Class A *	199	3,703
Northwest Bancshares, Inc.	1,553	20,018
OceanFirst Financial Corp.	135	2,723
OFG Bancorp	716	20,291
Old National Bancorp	3,791	60,277

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pacific Premier Bancorp, Inc.	402	13,089
PacWest Bancorp	1,965	62,055
Park National Corp.	162	20,041
PennyMac Financial Services, Inc.	385	18,873
Pinnacle Financial Partners, Inc.	382	31,102
Popular, Inc.	1,235	100,912
Prosperity Bancshares, Inc.	779	56,477
Provident Financial Services, Inc.	915	21,036
Radian Group, Inc.	3,360	72,274
Regions Financial Corp.	12,957	286,220
Renasant Corp.	536	16,584
S&T Bancorp, Inc.	509	14,970
Sandy Spring Bancorp, Inc.	366	15,500
Signature Bank	256	55,365
Simmons First National Corp., Class A	1,113	28,615
Southside Bancshares, Inc.	285	11,494
SouthState Corp.	428	34,591
SVB Financial Group *	190	92,828
Synovus Financial Corp.	1,695	72,292
Texas Capital Bancshares, Inc. *	567	32,052
The Bank of N.T. Butterfield & Son Ltd.	647	20,432
The PNC Financial Services Group, Inc.	6,119	1,073,334
Tompkins Financial Corp.	164	12,498
Towne Bank	639	18,838
TriCo Bancshares	65	2,947
Truist Financial Corp.	11,350	564,549
Trustmark Corp.	988	28,741
U.S. Bancorp	24,014	1,274,423
UMB Financial Corp.	355	32,784
Umpqua Holdings Corp.	3,273	57,768
United Bankshares, Inc.	1,226	46,049
United Community Banks, Inc.	677	21,278
Valley National Bancorp	3,598	45,731
Walker & Dunlop, Inc.	319	33,913
Washington Federal, Inc.	1,473	47,799
Washington Trust Bancorp, Inc.	50	2,510
Webster Financial Corp.	1,612	79,133
Wells Fargo & Co.	111,121	5,086,008
WesBanco, Inc.	679	23,127
Westamerica BanCorp	247	14,872
Western Alliance Bancorp	423	34,419
Wintrust Financial Corp.	580	50,686
WSFS Financial Corp.	327	13,989
Zions Bancorp NA	2,825	161,138
		28,310,333

Capital Goods 7.1%
3M Co.	9,076	1,354,956
A.O. Smith Corp.	1,543	92,765
AAON, Inc.	266	14,252
AAR Corp. *	1,055	50,872
Acuity Brands, Inc.	690	120,764
Advanced Drainage Systems, Inc.	167	18,288
AECOM	2,962	206,896
AerCap Holdings N.V. *	3,764	186,092
Aerojet Rocketdyne Holdings, Inc. *	702	28,599
AGCO Corp.	1,172	150,168
Air Lease Corp.	1,788	67,247
Alamo Group, Inc.	147	17,292
Albany International Corp., Class A	359	30,300
Allegion plc	677	75,587
Allison Transmission Holdings, Inc.	4,094	163,801
Altra Industrial Motion Corp.	596	23,369
American Woodmark Corp. *	501	26,092
AMETEK, Inc.	1,533	186,213
API Group Corp. *	1,439	25,111
Apogee Enterprises, Inc.	838	34,861
Applied Industrial Technologies, Inc.	660	68,251
SECURITY	NUMBER OF SHARES	VALUE ($)
Arcosa, Inc.	1,135	60,007
Argan, Inc.	417	16,676
Armstrong World Industries, Inc.	470	39,245
Astec Industries, Inc.	532	24,882
Astronics Corp. *	1,136	11,928
Atkore, Inc. *	265	28,864
Axon Enterprise, Inc. *	17	1,723
AZZ, Inc.	590	26,408
Barnes Group, Inc.	1,082	38,984
Beacon Roofing Supply, Inc. *	1,078	66,200
BWX Technologies, Inc.	1,169	59,853
Carlisle Cos., Inc.	761	193,621
Carrier Global Corp.	12,592	494,992
Caterpillar, Inc.	6,964	1,503,179
Columbus McKinnon Corp.	379	12,791
Comfort Systems USA, Inc.	498	44,681
Construction Partners, Inc., Class A *	82	1,885
Core & Main, Inc., Class A *	177	4,177
Cornerstone Building Brands, Inc. *	152	3,732
Crane Holdings Co.	666	63,710
CSW Industrials, Inc.	104	11,036
Cummins, Inc.	3,088	645,763
Curtiss-Wright Corp.	680	96,546
Deere & Co.	2,409	861,892
Donaldson Co., Inc.	1,624	84,903
Douglas Dynamics, Inc.	401	12,599
Dover Corp.	1,413	189,215
DXP Enterprises, Inc. *	162	4,970
Dycom Industries, Inc. *	825	76,816
Eaton Corp. plc	5,695	789,327
EMCOR Group, Inc.	1,239	130,876
Emerson Electric Co.	8,635	765,579
Encore Wire Corp.	389	48,633
Enerpac Tool Group Corp.	689	13,449
EnerSys	824	55,801
EnPro Industries, Inc.	307	29,398
Esab Corp. *	458	22,900
ESCO Technologies, Inc.	271	17,834
Evoqua Water Technologies Corp. *	412	14,663
Fastenal Co.	4,732	253,446
Federal Signal Corp.	775	27,202
Flowserve Corp.	2,779	87,538
Fluor Corp. *	8,971	253,251
Fortive Corp.	2,104	129,964
Fortune Brands Home & Security, Inc.	1,854	128,575
Franklin Electric Co., Inc.	484	35,680
Gates Industrial Corp. plc *	436	5,563
GATX Corp.	904	97,587
Generac Holdings, Inc. *	157	38,792
General Dynamics Corp.	4,692	1,055,278
General Electric Co.	24,451	1,914,269
Gibraltar Industries, Inc. *	431	17,999
GMS, Inc. *	783	39,001
Graco, Inc.	1,114	70,516
GrafTech International Ltd.	2,100	18,228
Granite Construction, Inc.	1,557	50,836
Great Lakes Dredge & Dock Corp. *	994	14,612
Griffon Corp.	1,104	35,405
H&E Equipment Services, Inc.	988	35,222
HEICO Corp.	161	23,031
HEICO Corp., Class A	285	33,371
Herc Holdings, Inc.	324	37,979
Hexcel Corp.	1,787	102,663
Hillenbrand, Inc.	1,008	42,175
Honeywell International, Inc.	7,909	1,531,341
Howmet Aerospace, Inc.	6,467	231,325
Hubbell, Inc.	719	136,509
Huntington Ingalls Industries, Inc.	1,017	214,038
Hyster-Yale Materials Handling, Inc.	455	16,812

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
IDEX Corp.	551	105,544
Illinois Tool Works, Inc.	3,359	698,907
Ingersoll Rand, Inc.	1,026	48,376
ITT, Inc.	972	71,753
Jacobs Engineering Group, Inc.	1,887	264,350
JELD-WEN Holding, Inc. *	1,802	33,932
John Bean Technologies Corp.	228	27,759
Johnson Controls International plc	8,981	489,554
Kadant, Inc.	81	14,993
Kaman Corp.	813	29,439
Kennametal, Inc.	1,529	42,414
Kratos Defense & Security Solutions, Inc. *	655	9,445
L3Harris Technologies, Inc.	1,757	423,261
Lennox International, Inc.	300	62,670
Lincoln Electric Holdings, Inc.	800	108,656
Lindsay Corp.	116	14,616
Lockheed Martin Corp.	3,246	1,428,597
Masco Corp.	3,235	183,392
Masonite International Corp. *	471	43,252
MasTec, Inc. *	970	81,082
Maxar Technologies, Inc.	1,046	31,234
Mercury Systems, Inc. *	335	20,036
Meritor, Inc. *	1,993	72,087
Moog, Inc., Class A	830	67,554
MRC Global, Inc. *	4,199	46,987
MSC Industrial Direct Co., Inc., Class A	1,154	98,009
Mueller Industries, Inc.	1,259	67,797
Mueller Water Products, Inc., Class A	2,227	26,568
MYR Group, Inc. *	298	27,300
National Presto Industries, Inc.	173	11,693
Nordson Corp.	395	86,063
Northrop Grumman Corp.	2,111	987,885
NOW, Inc. *	6,613	73,008
nVent Electric plc	2,549	90,235
Oshkosh Corp.	1,441	133,883
Otis Worldwide Corp.	2,765	205,716
Owens Corning	2,177	208,078
PACCAR, Inc.	6,921	601,020
Parker-Hannifin Corp.	1,434	390,292
Parsons Corp. *	434	16,943
Patrick Industries, Inc.	396	23,804
Pentair plc	1,892	94,922
PGT Innovations, Inc. *	746	14,995
Primoris Services Corp.	1,777	43,146
Proto Labs, Inc. *	290	13,975
Quanex Building Products Corp.	945	19,221
Quanta Services, Inc.	2,081	247,639
Raytheon Technologies Corp.	13,062	1,242,457
RBC Bearings, Inc. *	145	27,027
Regal Rexnord Corp.	829	103,584
Resideo Technologies, Inc. *	2,532	59,806
REV Group, Inc.	282	3,460
Rockwell Automation, Inc.	1,014	216,185
Roper Technologies, Inc.	487	215,468
Rush Enterprises, Inc., Class A	1,480	75,450
Sensata Technologies Holding plc	1,950	93,658
Simpson Manufacturing Co., Inc.	430	46,590
SiteOne Landscape Supply, Inc. *	159	21,349
Snap-on, Inc.	887	196,808
Spirit AeroSystems Holdings, Inc., Class A	4,274	134,289
SPX Corp. *	311	15,653
Standex International Corp.	199	18,527
Stanley Black & Decker, Inc.	1,893	224,680
Sterling Construction Co., Inc. *	105	2,584
Teledyne Technologies, Inc. *	354	143,423
Tennant Co.	270	16,805
Terex Corp.	1,343	47,529
Textainer Group Holdings Ltd.	446	14,468
Textron, Inc.	4,222	275,654
SECURITY	NUMBER OF SHARES	VALUE ($)
The AZEK Co., Inc. *	120	2,528
The Boeing Co. *	9,142	1,201,259
The Gorman-Rupp Co.	115	3,426
The Greenbrier Cos., Inc.	1,629	67,783
The Manitowoc Co., Inc. *	1,018	13,254
The Middleby Corp. *	434	65,734
The Shyft Group, Inc.	75	1,664
The Timken Co.	1,090	66,566
The Toro Co.	852	70,281
Titan Machinery, Inc. *	146	3,856
TPI Composites, Inc. *	332	4,578
Trane Technologies plc	1,914	264,247
TransDigm Group, Inc. *	430	260,309
Trex Co., Inc. *	312	19,881
TriMas Corp.	686	19,331
Trinity Industries, Inc.	2,203	54,767
Triton International Ltd.	1,122	71,550
Tutor Perini Corp. *	3,786	38,390
UFP Industries, Inc.	1,254	96,809
United Rentals, Inc. *	1,171	349,169
Univar Solutions, Inc. *	3,988	122,511
Valmont Industries, Inc.	301	77,282
Vectrus, Inc. *	407	14,579
Veritiv Corp. *	153	22,239
Vertiv Holdings Co.	140	1,539
W.W. Grainger, Inc.	663	322,927
Wabash National Corp.	2,925	44,899
Watsco, Inc.	414	105,831
Watts Water Technologies, Inc., Class A	254	33,231
Welbilt, Inc. *	1,008	23,859
WESCO International, Inc. *	1,207	151,575
Westinghouse Air Brake Technologies Corp.	1,564	147,735
WillScot Mobile Mini Holdings Corp. *	171	6,110
Woodward, Inc.	559	56,800
Xylem, Inc.	1,207	101,690
Zurn Water Solutions Corp.	981	28,272
		31,223,719

Commercial & Professional Services 0.9%
ABM Industries, Inc.	2,095	101,293
ACCO Brands Corp.	4,039	30,454
ADT, Inc.	4,575	34,221
ASGN, Inc. *	620	59,043
Barrett Business Services, Inc.	40	2,994
Brady Corp., Class A	822	39,875
BrightView Holdings, Inc. *	1,336	17,368
Casella Waste Systems, Inc., Class A *	49	3,507
CBIZ, Inc. *	587	24,044
Cimpress plc *	303	13,205
Cintas Corp.	605	240,990
Clarivate plc *	326	4,815
Clean Harbors, Inc. *	687	64,166
Copart, Inc. *	706	80,858
CoStar Group, Inc. *	681	41,500
Deluxe Corp.	1,799	43,050
Dun & Bradstreet Holdings, Inc. *	248	4,283
Equifax, Inc.	525	106,354
Exponent, Inc.	198	17,897
FTI Consulting, Inc. *	449	75,432
Harsco Corp. *	2,013	16,708
Healthcare Services Group, Inc.	2,440	41,895
Heidrick & Struggles International, Inc.	293	10,126
HNI Corp.	1,329	50,675
Huron Consulting Group, Inc. *	374	22,410
IAA, Inc. *	670	26,150
ICF International, Inc.	327	33,423
Insperity, Inc.	320	32,022
Interface, Inc.	1,840	26,478

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
KAR Auction Services, Inc. *	3,551	56,709
Kelly Services, Inc., Class A	3,838	76,606
Kforce, Inc.	459	30,147
Kimball International, Inc., Class B	532	4,543
Korn Ferry	738	45,357
ManpowerGroup, Inc.	2,896	259,511
Matthews International Corp., Class A	972	31,454
McGrath RentCorp	365	30,007
MillerKnoll, Inc.	1,708	51,582
MSA Safety, Inc.	236	30,088
Nielsen Holdings plc	10,182	260,252
Pitney Bowes, Inc.	9,953	46,580
Republic Services, Inc.	2,233	298,865
Resources Connection, Inc.	1,293	23,882
Robert Half International, Inc.	1,819	163,983
Rollins, Inc.	1,020	36,169
SP Plus Corp. *	693	22,148
Steelcase, Inc., Class A	4,225	51,799
Stericycle, Inc. *	1,036	52,370
Tetra Tech, Inc.	438	59,117
The Brink's Co.	533	32,422
TransUnion	759	65,889
TriNet Group, Inc. *	327	25,683
TrueBlue, Inc. *	2,001	44,062
UniFirst Corp.	270	44,129
Verisk Analytics, Inc.	657	114,922
Viad Corp. *	527	15,873
Waste Management, Inc.	4,269	676,679
		3,916,064

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	409	16,646
Beazer Homes USA, Inc. *	1,108	17,961
Brunswick Corp.	1,240	93,285
Callaway Golf Co. *	834	18,106
Capri Holdings Ltd. *	2,968	144,660
Carter's, Inc.	1,105	85,140
Cavco Industries, Inc. *	104	23,105
Century Communities, Inc.	406	22,074
Columbia Sportswear Co.	488	37,957
Crocs, Inc. *	223	12,434
D.R. Horton, Inc.	4,755	357,338
Deckers Outdoor Corp. *	234	62,843
Ethan Allen Interiors, Inc.	1,032	24,004
Fossil Group, Inc. *	2,669	19,590
G-III Apparel Group Ltd. *	1,852	46,411
Hanesbrands, Inc.	9,009	106,937
Hasbro, Inc.	1,533	137,587
Helen of Troy Ltd. *	270	50,001
Installed Building Products, Inc.	145	13,853
iRobot Corp. *	431	20,511
KB Home	1,846	63,669
Kontoor Brands, Inc.	895	35,863
La-Z-Boy, Inc.	1,350	34,466
Leggett & Platt, Inc.	2,914	114,141
Lennar Corp., Class A	4,289	344,192
LGI Homes, Inc. *	217	21,264
Lululemon Athletica, Inc. *	374	109,466
M.D.C. Holdings, Inc.	1,194	45,587
M/I Homes, Inc. *	721	33,707
Malibu Boats, Inc., Class A *	45	2,637
Mattel, Inc. *	3,693	92,768
Meritage Homes Corp. *	807	68,845
Mohawk Industries, Inc. *	1,354	191,537
Movado Group, Inc.	414	14,047
Newell Brands, Inc.	6,600	141,504
NIKE, Inc., Class B	6,994	831,237
NVR, Inc. *	47	209,179
SECURITY	NUMBER OF SHARES	VALUE ($)
Oxford Industries, Inc.	321	29,262
Polaris, Inc.	1,043	111,132
PulteGroup, Inc.	6,218	281,427
PVH Corp.	2,197	155,701
Ralph Lauren Corp.	1,141	115,344
Skechers U.S.A., Inc., Class A *	1,960	77,224
Skyline Champion Corp. *	259	13,761
Smith & Wesson Brands, Inc.	1,013	15,681
Sonos, Inc. *	125	2,766
Steven Madden Ltd.	1,467	54,543
Sturm Ruger & Co., Inc.	386	26,206
Tapestry, Inc.	4,805	165,772
Taylor Morrison Home Corp. *	3,029	87,750
Tempur Sealy International, Inc.	1,487	39,212
Toll Brothers, Inc.	2,476	124,964
TopBuild Corp. *	246	48,526
Tri Pointe Homes, Inc. *	3,753	79,076
Tupperware Brands Corp. *	2,114	14,016
Under Armour, Inc., Class A *	1,953	20,663
Under Armour, Inc., Class C *	2,022	19,613
Universal Electronics, Inc. *	432	11,578
Vera Bradley, Inc. *	235	1,600
VF Corp.	4,919	248,213
Vista Outdoor, Inc. *	838	32,297
Whirlpool Corp.	1,633	300,864
Wolverine World Wide, Inc.	1,923	41,037
YETI Holdings, Inc. *	74	3,386
		5,786,166

Consumer Services 1.8%
Adtalem Global Education, Inc. *	1,968	64,196
American Public Education, Inc. *	613	8,545
Aramark	5,663	195,204
Arcos Dorados Holdings, Inc., Class A	4,218	32,985
Bally's Corp. *	313	8,182
BJ's Restaurants, Inc. *	753	19,781
Bloomin' Brands, Inc.	2,568	54,210
Boyd Gaming Corp.	787	46,252
Bright Horizons Family Solutions, Inc. *	386	34,952
Brinker International, Inc. *	1,363	41,367
Caesars Entertainment, Inc. *	343	17,208
Carnival Corp. *	21,059	292,299
Chipotle Mexican Grill, Inc. *	95	133,242
Choice Hotels International, Inc.	175	22,381
Churchill Downs, Inc.	281	56,883
Cracker Barrel Old Country Store, Inc.	637	64,980
Darden Restaurants, Inc.	1,319	164,875
Dave & Buster's Entertainment, Inc. *	988	37,435
Denny's Corp. *	1,114	11,541
Dine Brands Global, Inc.	279	20,504
Domino’s Pizza, Inc.	350	127,109
Everi Holdings, Inc. *	602	10,776
Frontdoor, Inc. *	462	11,430
Graham Holdings Co., Class B	113	69,271
Grand Canyon Education, Inc. *	594	52,967
H&R Block, Inc.	3,833	135,075
Hilton Grand Vacations, Inc. *	1,061	48,541
Hilton Worldwide Holdings, Inc.	1,933	272,282
Hyatt Hotels Corp., Class A *	912	80,612
International Game Technology plc	2,754	58,991
Jack in the Box, Inc.	688	46,990
Las Vegas Sands Corp. *	7,739	274,425
Laureate Education, Inc.	3,306	42,085
Marriott International, Inc., Class A	2,241	384,511
Marriott Vacations Worldwide Corp.	525	77,553
McDonald’s Corp.	7,455	1,880,226
MGM Resorts International	7,144	249,826
Norwegian Cruise Line Holdings Ltd. *	7,684	123,021

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Papa John's International, Inc.	198	17,426
Penn National Gaming, Inc. *	1,282	40,973
Perdoceo Education Corp. *	1,763	19,234
Planet Fitness, Inc., Class A *	401	28,218
Red Robin Gourmet Burgers, Inc. *	979	9,633
Red Rock Resorts, Inc., Class A	574	22,231
Regis Corp. *	6,745	5,181
Royal Caribbean Cruises Ltd. *	4,010	232,861
Scientific Games Corp., Class A *	725	38,280
SeaWorld Entertainment, Inc. *	385	20,859
Service Corp. International	1,591	111,418
Six Flags Entertainment Corp. *	2,113	62,017
Starbucks Corp.	12,674	994,909
Strategic Education, Inc.	423	27,842
Stride, Inc. *	947	37,037
Terminix Global Holdings, Inc. *	1,174	50,963
Texas Roadhouse, Inc.	750	58,477
The Cheesecake Factory, Inc.	1,056	34,489
The Wendy's Co.	3,432	63,972
Travel & Leisure Co.	1,862	95,167
Vail Resorts, Inc.	309	77,933
Wingstop, Inc.	16	1,275
WW International, Inc. *	1,019	7,225
Wyndham Hotels & Resorts, Inc.	727	58,255
Wynn Resorts Ltd. *	1,443	95,382
Yum China Holdings, Inc.	4,104	186,568
Yum! Brands, Inc.	3,368	409,111
		8,079,649

Diversified Financials 5.5%
Affiliated Managers Group, Inc.	808	107,965
AGNC Investment Corp.	6,778	82,895
Ally Financial, Inc.	10,071	443,527
A-Mark Precious Metals, Inc.	72	5,474
American Express Co.	8,696	1,468,059
Ameriprise Financial, Inc.	1,883	520,216
Annaly Capital Management, Inc.	15,946	105,403
Apollo Commercial Real Estate Finance, Inc.	2,150	27,369
Arbor Realty Trust, Inc.	961	15,780
Ares Management Corp., Class A	236	16,796
Artisan Partners Asset Management, Inc., Class A	731	28,078
B. Riley Financial, Inc.	60	3,261
Berkshire Hathaway, Inc., Class B *	24,194	7,644,820
BGC Partners, Inc., Class A	6,021	19,628
BlackRock, Inc.	1,047	700,527
Blackstone Mortgage Trust, Inc., Class A	1,530	47,598
Blackstone, Inc.	576	67,847
Brightsphere Investment Group, Inc.	1,070	21,817
BrightSpire Capital, Inc.	1,368	12,162
Broadmark Realty Capital, Inc.	378	2,793
Cannae Holdings, Inc. *	1,095	22,196
Capital One Financial Corp.	9,927	1,269,266
Cboe Global Markets, Inc.	743	83,446
Chimera Investment Corp.	5,058	49,568
CME Group, Inc.	1,728	343,578
Cohen & Steers, Inc.	214	16,309
Compass Diversified Holdings	1,342	30,437
Cowen, Inc., Class A	120	3,185
Credit Acceptance Corp. *	87	51,792
Discover Financial Services	7,169	813,610
Donnelley Financial Solutions, Inc. *	550	17,110
Encore Capital Group, Inc. *	431	26,338
Enova International, Inc. *	653	20,622
Equitable Holdings, Inc.	4,702	142,988
Evercore, Inc., Class A	690	78,798
FactSet Research Systems, Inc.	167	63,757
Federated Hermes, Inc.	2,039	69,265
SECURITY	NUMBER OF SHARES	VALUE ($)
FirstCash Holdings, Inc.	708	52,852
Focus Financial Partners, Inc., Class A *	65	2,450
Franklin Resources, Inc.	10,024	271,450
Green Dot Corp., Class A *	716	20,649
Houlihan Lokey, Inc.	345	29,649
Interactive Brokers Group, Inc., Class A	222	13,662
Intercontinental Exchange, Inc.	3,078	315,156
Invesco Ltd.	8,855	171,256
Janus Henderson Group plc	2,388	67,127
Jefferies Financial Group, Inc.	3,534	116,693
KKR & Co., Inc.	3,482	190,848
Ladder Capital Corp.	2,755	31,848
Lazard Ltd., Class A	2,333	82,262
LendingClub Corp. *	128	2,012
LendingTree, Inc. *	25	1,578
LPL Financial Holdings, Inc.	830	162,838
MarketAxess Holdings, Inc.	87	24,506
MFA Financial, Inc.	2,416	32,664
Moelis & Co., Class A	579	27,167
Moody's Corp.	686	206,877
Morgan Stanley	14,122	1,216,469
Morningstar, Inc.	95	24,418
MSCI, Inc.	197	87,143
Nasdaq, Inc.	634	98,435
Navient Corp.	10,953	175,248
Nelnet, Inc., Class A	321	27,185
New Residential Investment Corp.	13,607	153,759
New York Mortgage Trust, Inc.	6,497	19,686
Northern Trust Corp.	2,339	261,383
OneMain Holdings, Inc.	2,085	91,865
PennyMac Mortgage Investment Trust	1,754	28,380
Piper Sandler Cos.	161	21,218
PRA Group, Inc. *	673	24,901
PROG Holdings, Inc. *	1,864	54,410
Raymond James Financial, Inc.	1,674	164,872
Ready Capital Corp.	116	1,703
Redwood Trust, Inc.	2,284	23,297
Regional Management Corp.	44	2,094
S&P Global, Inc.	1,681	587,476
SEI Investments Co.	1,644	96,059
SLM Corp.	4,247	83,199
Starwood Property Trust, Inc.	3,906	93,314
State Street Corp.	5,024	364,190
Stifel Financial Corp.	716	45,946
Synchrony Financial	21,545	798,027
T. Rowe Price Group, Inc.	2,758	350,514
The Bank of New York Mellon Corp.	16,634	775,311
The Carlyle Group, Inc.	698	26,894
The Charles Schwab Corp. (a)	4,396	308,160
The Goldman Sachs Group, Inc.	5,008	1,636,865
TPG RE Finance Trust, Inc.	1,190	12,483
Tradeweb Markets, Inc., Class A	216	14,604
Two Harbors Investment Corp.	7,926	42,325
Virtu Financial, Inc., Class A	547	14,293
Virtus Investment Partners, Inc.	58	11,174
Voya Financial, Inc.	1,654	113,481
WisdomTree Investments, Inc.	2,303	13,703
World Acceptance Corp. *	116	17,176
		24,149,484

Energy 11.4%
Alto Ingredients, Inc. *	3,429	15,259
Antero Midstream Corp.	545	5,919
Antero Resources Corp. *	6,717	288,025
APA Corp.	6,183	290,663
Arch Resources, Inc.	892	136,333
Archrock, Inc.	3,985	39,970
Baker Hughes Co.	23,176	833,872

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Berry Corp.	273	3,039
Cactus, Inc., Class A	60	3,145
Centennial Resource Development, Inc., Class A *	4,297	34,118
ChampionX Corp.	1,297	30,181
Cheniere Energy, Inc.	1,315	179,853
Chevron Corp.	50,829	8,877,793
CNX Resources Corp. *	5,164	112,162
ConocoPhillips	25,349	2,848,214
CONSOL Energy, Inc. *	1,802	92,911
Continental Resources, Inc.	947	64,462
Core Laboratories N.V.	1,001	28,208
CVR Energy, Inc.	2,266	78,018
Delek US Holdings, Inc. *	5,993	174,756
Devon Energy Corp.	4,615	345,664
DHT Holdings, Inc.	3,739	22,284
Diamondback Energy, Inc.	1,501	228,182
Dorian LPG Ltd.	224	3,808
Dril-Quip, Inc. *	1,033	32,478
DTE Midstream LLC *	1,223	71,056
EOG Resources, Inc.	7,475	1,023,776
EQT Corp.	2,979	142,158
Equitrans Midstream Corp.	8,736	68,752
Exxon Mobil Corp.	137,208	13,171,968
Golar LNG Ltd. *	1,077	27,280
Green Plains, Inc. *	1,565	50,988
Halliburton Co.	16,402	664,281
Helix Energy Solutions Group, Inc. *	4,961	23,019
Helmerich & Payne, Inc.	5,200	261,820
Hess Corp.	1,796	221,034
HF Sinclair Corp.	11,597	569,413
International Seaways, Inc.	1,598	38,560
Kinder Morgan, Inc.	48,431	953,606
Kosmos Energy Ltd. *	11,069	85,674
Liberty Energy, Inc. *	1,403	22,827
Marathon Oil Corp.	20,282	637,463
Marathon Petroleum Corp.	27,612	2,810,626
Matador Resources Co.	715	43,544
Murphy Oil Corp.	4,623	196,108
Nabors Industries Ltd. *	876	146,091
NexTier Oilfield Solutions, Inc. *	5,714	62,283
Nordic American Tankers Ltd.	8,888	18,220
NOV, Inc.	21,700	434,000
Occidental Petroleum Corp.	24,371	1,689,154
Oceaneering International, Inc. *	4,255	54,124
Oil States International, Inc. *	4,753	36,788
ONEOK, Inc.	7,007	461,411
Ovintiv, Inc.	3,794	212,426
Par Pacific Holdings, Inc. *	1,787	29,307
Patterson-UTI Energy, Inc.	9,643	183,988
PBF Energy, Inc., Class A *	17,805	591,126
PDC Energy, Inc.	1,016	80,406
Peabody Energy Corp. *	9,503	224,366
Phillips 66	25,818	2,602,713
Pioneer Natural Resources Co.	1,627	452,208
ProPetro Holding Corp. *	3,308	43,169
Range Resources Corp. *	1,751	59,446
Renewable Energy Group, Inc. *	1,263	77,435
RPC, Inc. *	481	4,502
Schlumberger N.V.	33,360	1,533,226
Scorpio Tankers, Inc.	1,739	57,474
SFL Corp., Ltd.	3,602	40,523
SM Energy Co.	2,837	136,942
Southwestern Energy Co. *	8,449	77,055
Talos Energy, Inc. *	224	4,838
Targa Resources Corp.	4,770	343,535
TechnipFMC plc *	19,824	163,350
Teekay Tankers Ltd., Class A *	1,622	33,494
Texas Pacific Land Corp.	6	9,396
SECURITY	NUMBER OF SHARES	VALUE ($)
The Williams Cos., Inc.	19,067	706,623
Transocean Ltd. *	28,810	118,697
US Silica Holdings, Inc. *	1,631	28,836
Valaris Ltd. *	165	9,809
Valero Energy Corp.	28,161	3,649,666
Weatherford International plc *	372	12,588
World Fuel Services Corp.	12,908	319,989
		50,562,474

Food & Staples Retailing 2.8%
BJ's Wholesale Club Holdings, Inc. *	664	38,426
Casey's General Stores, Inc.	843	176,642
Costco Wholesale Corp.	4,677	2,180,511
Grocery Outlet Holding Corp. *	922	35,267
Ingles Markets, Inc., Class A	664	59,136
Performance Food Group Co. *	5,983	259,303
PriceSmart, Inc.	706	55,513
Rite Aid Corp. *	7,340	40,884
SpartanNash Co.	4,271	146,965
Sprouts Farmers Market, Inc. *	3,505	94,950
Sysco Corp.	8,371	704,671
The Andersons, Inc.	1,469	55,249
The Chefs' Warehouse, Inc. *	526	18,794
The Kroger Co.	33,391	1,768,721
United Natural Foods, Inc. *	3,369	142,879
US Foods Holding Corp. *	9,052	299,802
Walgreens Boots Alliance, Inc.	44,262	1,940,003
Walmart, Inc.	33,560	4,316,823
Weis Markets, Inc.	640	47,053
		12,381,592

Food, Beverage & Tobacco 4.2%
Adecoagro SA	868	9,644
Altria Group, Inc.	36,041	1,949,458
Archer-Daniels-Midland Co.	19,775	1,795,966
B&G Foods, Inc. (b)	1,788	40,427
Brown-Forman Corp., Class B	1,035	68,434
Bunge Ltd.	5,787	684,718
Calavo Growers, Inc.	609	20,736
Cal-Maine Foods, Inc.	1,032	49,257
Campbell Soup Co.	3,298	158,007
Coca-Cola Consolidated, Inc.	41	23,164
Coca-Cola Europacific Partners plc	4,398	233,666
Conagra Brands, Inc.	7,529	247,629
Constellation Brands, Inc., Class A	1,492	366,241
Darling Ingredients, Inc. *	1,359	108,815
Dole plc	229	2,345
Flowers Foods, Inc.	3,707	102,313
Fresh Del Monte Produce, Inc.	2,183	55,754
General Mills, Inc.	9,140	638,429
Hormel Foods Corp.	4,284	208,502
Hostess Brands, Inc. *	1,249	26,541
Ingredion, Inc.	2,137	202,353
J&J Snack Foods Corp.	226	28,978
John B Sanfilippo & Son, Inc.	257	19,630
Kellogg Co.	4,099	285,864
Keurig Dr Pepper, Inc.	4,990	173,353
Lamb Weston Holdings, Inc.	1,134	76,636
Lancaster Colony Corp.	243	29,622
McCormick & Co., Inc. Non Voting Shares	1,670	154,842
Mission Produce, Inc. *	312	4,171
Molson Coors Beverage Co., Class B	5,760	321,638
Mondelez International, Inc., Class A	19,279	1,225,373
Monster Beverage Corp. *	2,419	215,581
National Beverage Corp.	80	3,970
Nomad Foods Ltd. *	1,513	31,576
PepsiCo, Inc.	14,830	2,487,733

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Philip Morris International, Inc.	19,675	2,090,469
Pilgrim's Pride Corp. *	1,831	61,009
Post Holdings, Inc. *	980	80,585
Sanderson Farms, Inc.	589	117,506
The Boston Beer Co., Inc., Class A *	71	25,226
The Coca-Cola Co.	35,174	2,229,328
The Hain Celestial Group, Inc. *	1,305	34,387
The Hershey Co.	1,030	218,061
The J.M. Smucker Co.	2,348	294,369
The Kraft Heinz Co.	14,317	541,612
TreeHouse Foods, Inc. *	1,818	74,756
Tyson Foods, Inc., Class A	9,623	862,317
Universal Corp.	1,327	84,503
Vector Group Ltd.	2,968	36,536
		18,802,030

Health Care Equipment & Services 6.3%
Abbott Laboratories	9,675	1,136,425
ABIOMED, Inc. *	106	27,952
Acadia Healthcare Co., Inc. *	1,038	73,874
Addus HomeCare Corp. *	151	12,609
Align Technology, Inc. *	149	41,368
Allscripts Healthcare Solutions, Inc. *	2,073	35,428
Amedisys, Inc. *	212	24,573
AmerisourceBergen Corp.	3,163	489,601
AMN Healthcare Services, Inc. *	430	41,667
Anthem, Inc.	4,937	2,515,945
Avanos Medical, Inc. *	520	14,919
Baxter International, Inc.	5,743	436,755
Becton Dickinson & Co.	1,935	494,973
Boston Scientific Corp. *	6,479	265,704
Brookdale Senior Living, Inc. *	6,414	36,560
Cardinal Health, Inc.	16,187	911,652
Centene Corp. *	9,676	788,013
Cerner Corp.	3,862	366,311
Change Healthcare, Inc. *	2,379	57,310
Chemed Corp.	142	68,785
Cigna Corp.	5,150	1,381,693
Community Health Systems, Inc. *	3,312	17,355
CONMED Corp.	165	19,188
Covetrus, Inc. *	2,430	50,593
Cross Country Healthcare, Inc. *	117	2,065
CVS Health Corp.	35,066	3,392,635
Danaher Corp.	1,999	527,376
DaVita, Inc. *	2,407	234,658
Dentsply Sirona, Inc.	2,613	103,370
DexCom, Inc. *	14	4,171
Edwards Lifesciences Corp. *	1,368	137,963
Embecta Corp. *	384	9,516
Encompass Health Corp.	1,516	99,359
Enovis Corp. *	458	30,384
Envista Holdings Corp. *	2,196	94,516
Globus Medical, Inc., Class A *	392	26,107
Haemonetics Corp. *	630	39,854
HCA Healthcare, Inc.	3,411	717,674
HealthEquity, Inc. *	68	4,255
Henry Schein, Inc. *	2,707	231,827
Hologic, Inc. *	1,836	138,196
Humana, Inc.	2,905	1,319,538
ICU Medical, Inc. *	143	25,975
IDEXX Laboratories, Inc. *	103	40,337
Integer Holdings Corp. *	380	30,316
Integra LifeSciences Holdings Corp. *	407	25,494
Intuitive Surgical, Inc. *	698	158,893
Invacare Corp. *	1,248	1,166
Laboratory Corp. of America Holdings	1,089	268,678
LHC Group, Inc. *	249	41,498
LivaNova plc *	229	15,588
SECURITY	NUMBER OF SHARES	VALUE ($)
Masimo Corp. *	185	25,980
McKesson Corp.	4,645	1,526,765
MEDNAX, Inc. *	2,524	48,764
Medtronic plc	15,801	1,582,470
Merit Medical Systems, Inc. *	329	20,197
ModivCare, Inc. *	188	17,941
Molina Healthcare, Inc. *	705	204,605
Multiplan Corp. *	1,844	9,220
Natus Medical, Inc. *	504	16,526
Neogen Corp. *	441	11,669
NextGen Healthcare, Inc. *	783	14,180
NuVasive, Inc. *	567	32,551
Omnicell, Inc. *	155	17,230
Option Care Health, Inc. *	272	8,258
Orthofix Medical, Inc. *	336	9,237
Owens & Minor, Inc.	1,619	56,471
Patterson Cos., Inc.	2,929	92,527
Premier, Inc., Class A	1,798	67,263
Quest Diagnostics, Inc.	2,253	317,718
QuidelOrtho Corp. *	107	10,219
RadNet, Inc. *	173	3,552
ResMed, Inc.	487	99,085
Select Medical Holdings Corp.	1,730	42,126
STERIS plc	627	143,081
Stryker Corp.	1,962	460,089
Teladoc Health, Inc. *	45	1,534
Teleflex, Inc.	234	67,331
Tenet Healthcare Corp. *	2,249	145,533
The Cooper Cos., Inc.	224	78,566
The Ensign Group, Inc.	345	28,004
Tivity Health, Inc. *	105	3,402
UnitedHealth Group, Inc.	10,172	5,053,246
Universal Health Services, Inc., Class B	2,201	274,267
US Physical Therapy, Inc.	122	13,736
Varex Imaging Corp. *	648	14,930
Veeva Systems, Inc., Class A *	121	20,601
West Pharmaceutical Services, Inc.	177	54,937
Zimmer Biomet Holdings, Inc.	1,983	238,376
Zimvie, Inc. *	64	1,393
		27,864,242

Household & Personal Products 1.3%
Central Garden & Pet Co., Class A *	636	26,922
Church & Dwight Co., Inc.	2,089	188,135
Colgate-Palmolive Co.	8,306	654,596
Coty, Inc., Class A *	6,259	44,376
Edgewell Personal Care Co.	1,391	50,633
Energizer Holdings, Inc.	878	26,331
Herbalife Nutrition Ltd. *	1,059	23,076
Inter Parfums, Inc.	138	10,184
Kimberly-Clark Corp.	3,776	502,284
Medifast, Inc.	75	12,506
Nu Skin Enterprises, Inc., Class A	1,633	76,180
Reynolds Consumer Products, Inc.	120	3,266
Spectrum Brands Holdings, Inc.	886	77,738
The Clorox Co.	1,352	196,527
The Estee Lauder Cos., Inc., Class A	962	244,973
The Procter & Gamble Co.	23,743	3,511,115
USANA Health Sciences, Inc. *	283	19,903
WD-40 Co.	90	16,991
		5,685,736

Insurance 3.7%
Aflac, Inc.	13,475	816,181
Alleghany Corp. *	224	186,767
Ambac Financial Group, Inc. *	1,519	16,269

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
American Equity Investment Life Holding Co.	2,194	88,331
American Financial Group, Inc.	946	133,670
American International Group, Inc.	31,522	1,849,711
AMERISAFE, Inc.	415	20,916
Aon plc, Class A	1,934	533,146
Arch Capital Group Ltd. *	3,474	164,876
Argo Group International Holdings Ltd.	551	23,340
Arthur J. Gallagher & Co.	1,163	188,336
Assurant, Inc.	639	112,905
Assured Guaranty Ltd.	2,745	161,543
Axis Capital Holdings Ltd.	1,494	87,504
Brighthouse Financial, Inc. *	268	13,164
Brown & Brown, Inc.	1,406	83,474
Chubb Ltd.	5,137	1,085,397
Cincinnati Financial Corp.	1,750	223,755
CNA Financial Corp.	666	30,529
CNO Financial Group, Inc.	4,813	99,003
Employers Holdings, Inc.	657	27,206
Enstar Group Ltd. *	100	23,193
Everest Re Group Ltd.	638	180,235
Fidelity National Financial, Inc.	4,712	199,318
First American Financial Corp.	2,146	130,026
Genworth Financial, Inc., Class A *	31,026	125,655
Globe Life, Inc.	1,725	168,308
Horace Mann Educators Corp.	607	24,559
James River Group Holdings Ltd.	821	20,977
Kemper Corp.	1,168	61,705
Lincoln National Corp.	4,353	252,169
Loews Corp.	4,935	323,193
Markel Corp. *	130	178,026
Marsh & McLennan Cos., Inc.	3,757	600,932
MBIA, Inc. *	2,076	29,085
Mercury General Corp.	613	30,006
MetLife, Inc.	16,205	1,092,055
Old Republic International Corp.	6,135	146,749
Primerica, Inc.	626	78,876
Principal Financial Group, Inc.	4,793	349,554
ProAssurance Corp.	2,212	49,129
Prudential Financial, Inc.	10,137	1,077,056
Reinsurance Group of America, Inc.	1,648	207,401
RenaissanceRe Holdings Ltd.	482	73,997
RLI Corp.	282	34,156
Safety Insurance Group, Inc.	300	27,858
Selective Insurance Group, Inc.	654	51,862
SiriusPoint Ltd. *	1,420	7,952
Stewart Information Services Corp.	650	36,069
The Allstate Corp.	7,410	1,012,873
The Hanover Insurance Group, Inc.	740	108,484
The Hartford Financial Services Group, Inc.	7,118	516,126
The Progressive Corp.	6,473	772,747
The Travelers Cos., Inc.	8,049	1,441,093
United Fire Group, Inc.	674	21,844
Universal Insurance Holdings, Inc.	1,636	21,104
Unum Group	9,280	338,256
W.R. Berkley Corp.	2,670	189,917
White Mountains Insurance Group Ltd.	55	68,467
Willis Towers Watson plc	991	209,170
		16,226,205

Materials 3.7%
AdvanSix, Inc.	727	33,682
Air Products and Chemicals, Inc.	1,742	428,811
Albemarle Corp.	730	190,107
Alcoa Corp.	4,759	293,725
Allegheny Technologies, Inc. *	2,565	70,537
Alpha Metallurgical Resources, Inc. *	77	12,454
American Vanguard Corp.	174	4,294
SECURITY	NUMBER OF SHARES	VALUE ($)
AptarGroup, Inc.	666	71,322
Arconic Corp. *	4,441	124,925
Ashland Global Holdings, Inc.	856	91,609
Avery Dennison Corp.	783	135,114
Avient Corp.	1,327	65,288
Axalta Coating Systems Ltd. *	2,783	75,586
Balchem Corp.	182	22,646
Ball Corp.	2,026	143,623
Berry Global Group, Inc. *	1,965	114,618
Boise Cascade Co.	1,185	91,624
Cabot Corp.	1,078	81,508
Carpenter Technology Corp.	1,720	60,596
Celanese Corp.	1,823	285,336
Century Aluminum Co. *	1,118	13,192
CF Industries Holdings, Inc.	3,634	358,930
Clearwater Paper Corp. *	913	31,362
Cleveland-Cliffs, Inc. *	1,844	42,744
Coeur Mining, Inc. *	1,120	4,357
Commercial Metals Co.	3,045	120,978
Compass Minerals International, Inc.	767	34,461
Constellium SE *	1,610	27,193
Corteva, Inc.	6,852	429,072
Crown Holdings, Inc.	1,232	128,670
Dow, Inc.	12,124	824,189
DuPont de Nemours, Inc.	12,110	821,663
Eagle Materials, Inc.	433	56,532
Eastman Chemical Co.	2,963	326,404
Ecolab, Inc.	2,207	361,749
Ecovyst, Inc.	349	3,584
Element Solutions, Inc.	1,936	41,217
FMC Corp.	858	105,174
Freeport-McMoRan, Inc.	6,838	267,229
GCP Applied Technologies, Inc. *	691	21,504
Glatfelter Corp.	1,433	12,352
Graphic Packaging Holding Co.	6,514	145,002
Greif, Inc., Class A	659	39,191
H.B. Fuller Co.	771	54,803
Hawkins, Inc.	372	13,452
Hecla Mining Co.	4,095	19,328
Huntsman Corp.	5,377	194,916
Ingevity Corp. *	417	29,057
Innospec, Inc.	437	44,587
International Flavors & Fragrances, Inc.	1,070	141,422
International Paper Co.	10,349	501,409
Kaiser Aluminum Corp.	389	39,744
Koppers Holdings, Inc.	549	14,878
Linde plc	4,126	1,339,630
Livent Corp. *	672	21,363
Louisiana-Pacific Corp.	1,263	87,223
LyondellBasell Industries N.V., Class A	7,902	902,803
Martin Marietta Materials, Inc.	505	171,387
Materion Corp.	394	32,300
Mercer International, Inc.	411	6,070
Minerals Technologies, Inc.	665	44,063
Myers Industries, Inc.	781	18,588
Neenah, Inc.	593	22,481
NewMarket Corp.	153	50,417
Newmont Corp.	6,481	439,736
Nucor Corp.	5,795	767,606
O-I Glass, Inc. *	8,180	134,561
Olin Corp.	2,414	158,817
Olympic Steel, Inc.	209	7,142
Orion Engineered Carbons S.A.	1,763	34,044
Packaging Corp. of America	1,606	252,592
Pactiv Evergreen, Inc.	653	6,719
PPG Industries, Inc.	3,218	407,045
Quaker Chemical Corp.	78	12,199
Rayonier Advanced Materials, Inc. *	1,323	5,094
Reliance Steel & Aluminum Co.	1,943	377,719

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Resolute Forest Products, Inc.	727	10,512
Royal Gold, Inc.	319	36,073
RPM International, Inc.	1,424	125,454
Schnitzer Steel Industries, Inc., Class A	880	35,746
Schweitzer-Mauduit International, Inc.	946	25,656
Sealed Air Corp.	2,564	159,430
Sensient Technologies Corp.	551	48,179
Silgan Holdings, Inc.	1,511	66,197
Sonoco Products Co.	2,137	124,950
Southern Copper Corp.	760	46,953
Steel Dynamics, Inc.	4,511	385,149
Stepan Co.	432	48,432
Summit Materials, Inc., Class A *	1,447	39,518
SunCoke Energy, Inc.	4,010	32,441
Sylvamo Corp. *	1,362	69,108
The Chemours Co.	3,862	166,414
The Mosaic Co.	7,023	439,991
The Scotts Miracle-Gro Co.	392	37,091
The Sherwin-Williams Co.	1,150	308,246
TimkenSteel Corp. *	336	7,762
Trinseo plc	1,307	61,808
Tronox Holdings plc, Class A	1,454	26,187
United States Steel Corp.	7,464	187,122
Valvoline, Inc.	1,290	43,163
Vulcan Materials Co.	959	158,110
Warrior Met Coal, Inc.	3,777	126,983
Westlake Corp.	660	87,193
Westrock Co.	9,031	437,913
Worthington Industries, Inc.	878	40,950
		16,350,080

Media & Entertainment 4.2%
Activision Blizzard, Inc.	4,703	366,270
Alphabet, Inc., Class A *	1,181	2,687,059
Alphabet, Inc., Class C *	1,128	2,572,720
Altice USA, Inc., Class A *	9,895	112,605
AMC Entertainment Holdings, Inc., Class A *	841	12,060
AMC Networks, Inc., Class A *	1,571	61,678
Audacy, Inc. *	1,573	2,737
Bumble, Inc., Class A *	168	4,788
Cable One, Inc.	26	33,881
Cars.com, Inc. *	1,674	17,326
Charter Communications, Inc., Class A *	1,805	915,009
Cinemark Holdings, Inc. *	4,542	77,123
Clear Channel Outdoor Holdings, Inc. *	4,456	7,041
Comcast Corp., Class A	69,418	3,073,829
DISH Network Corp., Class A *	4,762	108,717
Electronic Arts, Inc.	2,573	356,747
Fox Corp., Class A	5,701	202,443
Fox Corp., Class B	2,740	89,625
Gannett Co., Inc. *	5,867	23,057
Gray Television, Inc.	1,826	36,009
IAC/InterActiveCorp *	86	7,336
iHeartMedia, Inc., Class A *	2,545	30,031
John Wiley & Sons, Inc., Class A	818	43,321
Liberty Media Corp. - Liberty Formula One, Class C *	858	53,445
Liberty Media Corp. - Liberty SiriusXM, Class A *	2,497	103,151
Liberty Media Corp. - Liberty SiriusXM, Class C *	5,034	206,897
Lions Gate Entertainment Corp., Class A *	1,163	11,898
Lions Gate Entertainment Corp., Class B *	2,124	19,944
Live Nation Entertainment, Inc. *	478	45,434
Madison Square Garden Entertainment Corp. *	430	29,150
Madison Square Garden Sports Corp. *	108	17,697
Match Group, Inc. *	576	45,377
SECURITY	NUMBER OF SHARES	VALUE ($)
Meta Platforms, Inc., Class A *	10,949	2,120,164
Netflix, Inc. *	421	83,122
News Corp., Class A	6,231	108,419
News Corp., Class B	1,980	34,808
Nexstar Media Group, Inc., Class A	528	92,516
Omnicom Group, Inc.	4,124	307,692
Paramount Global, Class B	13,586	466,407
Pinterest, Inc., Class A *	222	4,362
Roku, Inc. *	30	2,847
Scholastic Corp.	940	35,278
Sinclair Broadcast Group, Inc., Class A	1,799	43,590
Sirius XM Holdings, Inc.	11,242	71,949
Spotify Technology S.A. *	247	27,854
Take-Two Interactive Software, Inc. *	648	80,686
TEGNA, Inc.	4,186	91,673
The E.W. Scripps Co., Class A *	790	12,537
The Interpublic Group of Cos., Inc.	5,227	168,466
The Marcus Corp. *	844	13,226
The New York Times Co., Class A	1,107	38,180
The Walt Disney Co. *	15,730	1,737,221
TripAdvisor, Inc. *	1,540	38,254
Twitter, Inc. *	1,982	78,487
Warner Bros Discovery, Inc. *	80,420	1,483,749
WideOpenWest, Inc. *	236	5,187
World Wrestling Entertainment, Inc., Class A	268	17,894
Yandex N.V., Class A *(c)(d)	836	317
Yelp, Inc. *	1,188	34,939
Zillow Group, Inc., Class A *	72	2,877
Zillow Group, Inc., Class C *	188	7,501
		18,584,607

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
AbbVie, Inc.	16,907	2,491,585
Agilent Technologies, Inc.	1,603	204,479
Alkermes plc *	714	21,313
Amgen, Inc.	9,341	2,398,208
Avantor, Inc. *	1,071	34,315
Biogen, Inc. *	2,680	536,000
BioMarin Pharmaceutical, Inc. *	360	27,047
Bio-Rad Laboratories, Inc., Class A *	76	40,872
Bio-Techne Corp.	83	30,688
Bristol-Myers Squibb Co.	20,617	1,555,553
Bruker Corp.	543	33,927
Catalent, Inc. *	491	50,602
Charles River Laboratories International, Inc. *	167	39,091
Corcept Therapeutics, Inc. *	115	2,397
Eagle Pharmaceuticals, Inc. *	60	2,802
Elanco Animal Health, Inc. *	2,331	55,245
Eli Lilly & Co.	3,068	961,634
Emergent BioSolutions, Inc. *	487	16,051
Exact Sciences Corp. *	62	3,088
Exelixis, Inc. *	1,554	28,485
Gilead Sciences, Inc.	35,412	2,296,468
Horizon Therapeutics plc *	291	26,100
ICON plc *	529	118,385
Illumina, Inc. *	403	96,510
Incyte Corp. *	571	43,333
Ionis Pharmaceuticals, Inc. *	85	3,104
IQVIA Holdings, Inc. *	1,520	327,180
Jazz Pharmaceuticals plc *	825	123,486
Johnson & Johnson	28,993	5,205,113
Ligand Pharmaceuticals, Inc. *	108	9,602
Medpace Holdings, Inc. *	97	13,894
Merck & Co., Inc.	34,160	3,143,745
Mettler-Toledo International, Inc. *	101	129,898
Myriad Genetics, Inc. *	1,162	22,357

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
OPKO Health, Inc. *	1,207	3,621
PerkinElmer, Inc.	496	74,236
Perrigo Co., plc	3,613	144,014
Pfizer, Inc.	87,264	4,628,482
Prestige Consumer Healthcare, Inc. *	563	31,427
Regeneron Pharmaceuticals, Inc. *	523	347,659
Royalty Pharma plc, Class A	586	24,108
Seagen, Inc. *	35	4,749
Supernus Pharmaceuticals, Inc. *	110	3,066
Syneos Health, Inc. *	670	49,506
Thermo Fisher Scientific, Inc.	1,702	966,004
United Therapeutics Corp. *	586	134,979
Vertex Pharmaceuticals, Inc. *	517	138,892
Viatris, Inc.	24,991	306,640
Waters Corp. *	502	164,631
Zoetis, Inc.	1,460	249,558
		27,364,129

Real Estate 2.6%
Acadia Realty Trust	1,023	20,112
Agree Realty Corp.	60	4,174
Alexander & Baldwin, Inc.	1,889	38,536
Alexandria Real Estate Equities, Inc.	569	94,426
American Assets Trust, Inc.	535	18,244
American Campus Communities, Inc.	1,603	104,195
American Homes 4 Rent, Class A	1,322	48,861
American Tower Corp.	1,881	481,781
Americold Realty Trust, Inc.	1,290	35,720
Apartment Income REIT Corp.	1,624	72,853
Apartment Investment & Management Co., Class A *	433	2,719
Apple Hospitality REIT, Inc.	5,700	95,247
Ashford Hospitality Trust, Inc. *	343	1,935
AvalonBay Communities, Inc.	988	205,464
Boston Properties, Inc.	1,777	197,567
Brandywine Realty Trust	3,551	39,594
Brixmor Property Group, Inc.	4,744	115,659
Broadstone Net Lease, Inc.	150	3,173
Camden Property Trust	622	89,251
CareTrust REIT, Inc.	692	12,823
CBRE Group, Inc., Class A *	3,569	295,656
Centerspace	180	14,936
Chatham Lodging Trust *	1,571	20,015
CoreCivic, Inc. *	9,109	117,233
Corporate Office Properties Trust	1,714	47,375
Cousins Properties, Inc.	1,070	36,968
Crown Castle International Corp.	2,365	448,522
CubeSmart	1,136	50,586
Cushman & Wakefield plc *	1,473	27,501
DiamondRock Hospitality Co. *	5,335	54,897
Digital Realty Trust, Inc.	1,503	209,804
DigitalBridge Group, Inc. *	16,291	98,072
Diversified Healthcare Trust	28,755	65,274
Douglas Emmett, Inc.	1,796	50,773
Duke Realty Corp.	1,764	93,192
Easterly Government Properties, Inc.	693	13,604
EastGroup Properties, Inc.	151	24,394
Empire State Realty Trust, Inc., Class A	3,402	27,216
EPR Properties	1,099	56,313
Equinix, Inc.	413	283,768
Equity Commonwealth *	1,183	32,237
Equity LifeStyle Properties, Inc.	882	66,767
Equity Residential	3,111	239,018
Essential Properties Realty Trust, Inc.	73	1,670
Essex Property Trust, Inc.	431	122,339
Extra Space Storage, Inc.	577	102,821
Federal Realty Investment Trust	679	78,065
First Industrial Realty Trust, Inc.	670	35,610
SECURITY	NUMBER OF SHARES	VALUE ($)
Four Corners Property Trust, Inc.	130	3,584
Gaming & Leisure Properties, Inc.	1,784	83,527
Getty Realty Corp.	162	4,526
Global Net Lease, Inc.	1,592	23,036
Healthcare Realty Trust, Inc.	1,390	40,407
Healthcare Trust of America, Inc., Class A	1,922	57,756
Healthpeak Properties, Inc.	5,449	161,781
Hersha Hospitality Trust *	1,990	21,850
Highwoods Properties, Inc.	1,482	58,228
Host Hotels & Resorts, Inc.	19,488	389,565
Hudson Pacific Properties, Inc.	1,989	39,601
Industrial Logistics Properties Trust	678	10,346
Invitation Homes, Inc.	2,642	99,656
Iron Mountain, Inc.	4,445	239,585
iStar, Inc.	1,226	21,332
JBG SMITH Properties	1,327	34,250
Jones Lang LaSalle, Inc. *	930	183,508
Kennedy-Wilson Holdings, Inc.	1,643	34,602
Kilroy Realty Corp.	999	60,639
Kimco Realty Corp.	6,328	149,657
Kite Realty Group Trust	3,602	75,498
Lamar Advertising Co., Class A	877	85,902
Life Storage, Inc.	432	50,440
LTC Properties, Inc.	491	19,021
LXP Industrial Trust	2,792	32,276
Marcus & Millichap, Inc.	346	14,490
Medical Properties Trust, Inc.	3,355	62,336
Mid-America Apartment Communities, Inc.	711	128,691
National Health Investors, Inc.	461	27,268
National Retail Properties, Inc.	1,289	57,103
National Storage Affiliates Trust	60	3,147
Newmark Group, Inc., Class A	1,317	14,579
Office Properties Income Trust	1,471	31,347
Omega Healthcare Investors, Inc.	2,721	81,004
Outfront Media, Inc.	2,952	60,900
Paramount Group, Inc.	5,163	46,777
Park Hotels & Resorts, Inc.	7,726	139,532
Pebblebrook Hotel Trust	2,527	56,883
Physicians Realty Trust	1,847	34,262
Piedmont Office Realty Trust, Inc., Class A	2,981	43,940
PotlatchDeltic Corp.	714	37,456
Preferred Apartment Communities, Inc.	1,450	36,163
Prologis, Inc.	2,138	272,552
PS Business Parks, Inc.	155	29,083
Public Storage	715	236,408
Rayonier, Inc.	1,410	58,120
Realogy Holdings Corp. *	7,283	90,164
Realty Income Corp.	3,191	217,690
Regency Centers Corp.	1,374	93,721
Retail Opportunity Investments Corp.	1,355	24,485
Rexford Industrial Realty, Inc.	285	18,203
RLJ Lodging Trust	6,165	82,796
RPT Realty	1,799	21,894
Ryman Hospitality Properties, Inc. *	627	55,985
Sabra Health Care REIT, Inc.	3,098	43,496
SBA Communications Corp.	238	80,113
Service Properties Trust	12,411	78,562
Simon Property Group, Inc.	3,433	393,593
SITE Centers Corp.	3,231	50,791
SL Green Realty Corp.	1,583	97,782
Spirit Realty Capital, Inc.	1,015	42,620
STAG Industrial, Inc.	751	25,008
STORE Capital Corp.	1,351	37,274
Summit Hotel Properties, Inc. *	2,863	25,023
Sun Communities, Inc.	455	74,679
Sunstone Hotel Investors, Inc. *	6,218	74,429
Tanger Factory Outlet Centers, Inc.	2,322	40,658
Terreno Realty Corp.	198	12,021
The GEO Group, Inc. *	10,901	77,506

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Howard Hughes Corp. *	251	21,117
The Macerich Co.	5,732	67,351
The Necessity Retail REIT, Inc.	2,099	16,750
UDR, Inc.	1,865	89,147
Uniti Group, Inc.	5,445	61,746
Urban Edge Properties	1,728	32,573
Ventas, Inc.	6,979	395,988
Veris Residential, Inc. *	1,723	27,723
VICI Properties, Inc.	2,459	75,860
Vornado Realty Trust	3,413	119,318
Washington Real Estate Investment Trust	1,267	30,775
Welltower, Inc.	5,103	454,626
Weyerhaeuser Co.	11,654	460,566
WP Carey, Inc.	1,284	108,036
Xenia Hotels & Resorts, Inc. *	3,064	56,347
		11,625,990

Retailing 4.2%
1-800-Flowers.com, Inc., Class A *	150	1,464
Abercrombie & Fitch Co., Class A *	1,704	34,830
Academy Sports & Outdoors, Inc.	427	14,309
Advance Auto Parts, Inc.	965	183,215
Amazon.com, Inc. *	935	2,247,918
American Eagle Outfitters, Inc.	3,785	45,836
America's Car-Mart, Inc. *	108	11,707
Arko Corp.	460	4,154
Asbury Automotive Group, Inc. *	486	88,039
AutoNation, Inc. *	1,616	193,209
AutoZone, Inc. *	122	251,277
Barnes & Noble Education, Inc. *	756	1,898
Bath & Body Works, Inc.	3,029	124,250
Bed Bath & Beyond, Inc. *	10,310	89,181
Best Buy Co., Inc.	6,148	504,505
Big 5 Sporting Goods Corp. (b)	602	7,675
Big Lots, Inc.	2,216	54,270
Booking Holdings, Inc. *	441	989,410
Boot Barn Holdings, Inc. *	165	13,315
Burlington Stores, Inc. *	363	61,093
Caleres, Inc.	1,547	44,028
Camping World Holdings, Inc., Class A	125	3,391
CarMax, Inc. *	2,448	243,013
Chico's FAS, Inc. *	10,307	51,020
Citi Trends, Inc. *	242	7,231
Conn's, Inc. *	861	11,365
Designer Brands, Inc., Class A	3,581	55,613
Dick's Sporting Goods, Inc.	1,276	103,649
Dillard's, Inc., Class A	269	81,098
Dollar General Corp.	3,180	700,681
Dollar Tree, Inc. *	3,168	507,925
eBay, Inc.	10,959	533,375
Etsy, Inc. *	124	10,059
Expedia Group, Inc. *	1,344	173,819
Express, Inc. *	7,161	21,268
Five Below, Inc. *	181	23,637
Floor & Decor Holdings, Inc., Class A *	258	19,463
Foot Locker, Inc.	3,750	123,675
GameStop Corp., Class A *	543	67,734
Genesco, Inc. *	733	41,275
Genuine Parts Co.	2,398	327,879
Group 1 Automotive, Inc.	697	125,174
Groupon, Inc. *	1,304	20,147
Guess?, Inc.	1,473	30,727
Haverty Furniture Cos., Inc.	706	19,952
Hibbett, Inc.	404	20,503
Kohl's Corp.	9,514	383,604
Lithia Motors, Inc.	400	121,788
LKQ Corp.	4,363	224,215
Lowe’s Cos., Inc.	6,777	1,323,548
SECURITY	NUMBER OF SHARES	VALUE ($)
Macy's, Inc.	20,906	494,427
MarineMax, Inc. *	467	19,338
MercadoLibre, Inc. *	17	13,360
Monro, Inc.	564	26,745
Murphy USA, Inc.	1,030	256,594
National Vision Holdings, Inc. *	606	17,053
Nordstrom, Inc.	5,989	158,289
Ollie's Bargain Outlet Holdings, Inc. *	551	25,880
O'Reilly Automotive, Inc. *	657	418,621
Overstock.com, Inc. *	288	8,925
Party City Holdco, Inc. *	3,933	5,664
Penske Automotive Group, Inc.	1,013	116,637
PetMed Express, Inc.	482	10,618
Pool Corp.	151	60,192
Qurate Retail, Inc., Class A	27,984	101,022
Rent-A-Center, Inc.	610	16,799
RH *	41	11,893
Ross Stores, Inc.	3,521	299,355
Sally Beauty Holdings, Inc. *	3,571	54,136
Shoe Carnival, Inc.	506	13,794
Shutterstock, Inc.	30	1,806
Signet Jewelers Ltd.	1,185	70,626
Sleep Number Corp. *	437	20,071
Sonic Automotive, Inc., Class A	1,138	51,904
Sportsman's Warehouse Holdings, Inc. *	336	3,179
Stitch Fix, Inc., Class A *	689	5,836
Target Corp.	7,601	1,230,450
The Aaron's Co., Inc.	374	7,315
The Buckle, Inc.	672	22,082
The Children's Place, Inc. *	340	16,143
The Gap, Inc.	8,004	88,284
The Home Depot, Inc.	8,847	2,678,429
The ODP Corp. *	3,626	138,477
The TJX Cos., Inc.	14,827	942,552
Tractor Supply Co.	1,083	202,911
TravelCenters of America, Inc. *	1,011	39,480
Ulta Beauty, Inc. *	426	180,241
Urban Outfitters, Inc. *	2,451	51,594
Victoria's Secret & Co. *	993	40,922
Wayfair, Inc., Class A *	18	1,069
Williams-Sonoma, Inc.	802	102,592
Zumiez, Inc. *	490	16,077
		18,383,793

Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc.	309	25,171
Advanced Micro Devices, Inc. *	3,399	346,222
Ambarella, Inc. *	120	10,226
Amkor Technology, Inc.	2,188	44,723
Analog Devices, Inc.	2,953	497,285
Applied Materials, Inc.	6,578	771,534
Axcelis Technologies, Inc. *	50	3,103
Azenta, Inc.	252	19,313
Broadcom, Inc.	2,505	1,453,226
Cirrus Logic, Inc. *	906	73,875
CMC Materials, Inc.	181	32,026
Diodes, Inc. *	383	29,495
Entegris, Inc.	415	46,048
First Solar, Inc. *	897	63,337
FormFactor, Inc. *	439	18,025
Ichor Holdings Ltd. *	90	2,722
Intel Corp.	101,252	4,497,614
KLA Corp.	829	302,461
Kulicke & Soffa Industries, Inc.	581	31,473
Lam Research Corp.	809	420,704
Lattice Semiconductor Corp. *	38	1,977
Marvell Technology, Inc.	2,163	127,941
Microchip Technology, Inc.	2,547	185,040

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Micron Technology, Inc.	16,519	1,219,763
MKS Instruments, Inc.	458	56,563
Monolithic Power Systems, Inc.	63	28,375
NVIDIA Corp.	2,558	477,630
NXP Semiconductors N.V.	2,233	423,734
ON Semiconductor Corp. *	3,173	192,538
Onto Innovation, Inc. *	44	3,537
Photronics, Inc. *	1,585	34,458
Power Integrations, Inc.	282	23,795
Qorvo, Inc. *	1,293	144,493
QUALCOMM, Inc.	10,956	1,569,118
Semtech Corp. *	361	23,137
Silicon Laboratories, Inc. *	184	27,445
Skyworks Solutions, Inc.	1,998	217,522
SMART Global Holdings, Inc. *	120	2,958
SolarEdge Technologies, Inc. *	80	21,823
Synaptics, Inc. *	281	41,622
Teradyne, Inc.	978	106,856
Texas Instruments, Inc.	7,636	1,349,739
Ultra Clean Holdings, Inc. *	343	11,511
Universal Display Corp.	97	12,252
Wolfspeed, Inc. *	502	37,765
		15,030,175

Software & Services 5.7%
Accenture plc, Class A	4,020	1,199,809
ACI Worldwide, Inc. *	1,070	28,505
Adobe, Inc. *	1,038	432,306
Akamai Technologies, Inc. *	1,469	148,428
Alarm.com Holdings, Inc. *	62	3,920
Amdocs Ltd.	2,613	227,044
ANSYS, Inc. *	264	68,735
Aspen Technology, Inc. *	141	27,282
Autodesk, Inc. *	336	69,804
Automatic Data Processing, Inc.	2,835	632,035
Avaya Holdings Corp. *	1,318	4,863
Bentley Systems, Inc., Class B	151	5,191
Black Knight, Inc. *	839	56,976
Blackbaud, Inc. *	274	17,440
Block, Inc. *	186	16,277
Booz Allen Hamilton Holding Corp.	1,511	129,734
Bread Financial Holdings, Inc.	2,875	158,413
Broadridge Financial Solutions, Inc.	937	137,008
CACI International, Inc., Class A *	370	103,737
Cadence Design Systems, Inc. *	812	124,829
CDK Global, Inc.	2,750	149,765
Cerence, Inc. *	323	10,258
Ceridian HCM Holding, Inc. *	46	2,590
Check Point Software Technologies Ltd. *	1,187	148,470
Citrix Systems, Inc.	1,982	199,568
Cognizant Technology Solutions Corp., Class A	9,790	731,313
CommVault Systems, Inc. *	328	20,011
Concentrix Corp.	296	45,847
Conduent, Inc. *	8,786	46,566
Consensus Cloud Solutions, Inc. *	186	8,934
CSG Systems International, Inc.	561	34,889
Dropbox, Inc., Class A *	1,015	21,153
DXC Technology Co. *	7,828	275,702
Ebix, Inc.	654	19,064
Envestnet, Inc. *	229	15,256
EPAM Systems, Inc. *	107	36,222
Euronet Worldwide, Inc. *	493	59,732
EVERTEC, Inc.	449	17,035
ExlService Holdings, Inc. *	233	33,130
Fair Isaac Corp. *	113	46,279
Fidelity National Information Services, Inc.	3,910	408,595
Fiserv, Inc. *	2,405	240,933
SECURITY	NUMBER OF SHARES	VALUE ($)
FleetCor Technologies, Inc. *	691	171,928
Fortinet, Inc. *	181	53,239
Gartner, Inc. *	258	67,699
Genpact Ltd.	2,157	95,706
Global Payments, Inc.	1,329	174,152
Globant S.A. *	61	11,560
GoDaddy, Inc., Class A *	501	37,600
Guidewire Software, Inc. *	148	11,831
International Business Machines Corp.	22,383	3,107,656
Intuit, Inc.	777	322,035
Jack Henry & Associates, Inc.	594	111,743
KBR, Inc.	2,076	103,302
Kyndryl Holdings, Inc. *	9,702	119,723
Leidos Holdings, Inc.	2,659	277,866
LiveRamp Holdings, Inc. *	1,018	26,061
Manhattan Associates, Inc. *	277	33,498
ManTech International Corp., Class A	516	49,355
Mastercard, Inc., Class A	3,021	1,081,125
Maximus, Inc.	1,166	75,662
Microsoft Corp.	28,460	7,737,420
MicroStrategy, Inc., Class A *	27	7,147
NortonLifeLock, Inc.	7,777	189,292
Oracle Corp.	23,480	1,688,682
Pagseguro Digital Ltd., Class A *	759	11,658
Palo Alto Networks, Inc. *	113	56,814
Paychex, Inc.	2,221	275,026
Paycom Software, Inc. *	59	16,776
PayPal Holdings, Inc. *	3,418	291,248
Paysafe Ltd *	2,844	7,764
Pegasystems, Inc.	134	6,638
Perficient, Inc. *	173	16,938
Progress Software Corp.	546	26,377
PTC, Inc. *	246	28,666
Qualys, Inc. *	34	4,443
RingCentral, Inc., Class A *	74	4,672
Sabre Corp. *	10,402	78,119
Salesforce, Inc. *	1,401	224,496
Science Applications International Corp.	1,216	105,257
ServiceNow, Inc. *	46	21,504
Splunk, Inc. *	232	23,794
SS&C Technologies Holdings, Inc.	1,245	79,668
StoneCo Ltd., Class A *	674	6,767
Synopsys, Inc. *	403	128,638
Teradata Corp. *	1,714	65,869
The Trade Desk, Inc., Class A *	35	1,822
The Western Union Co.	9,860	178,860
TTEC Holdings, Inc.	49	3,305
Twilio, Inc., Class A *	35	3,681
Tyler Technologies, Inc. *	79	28,110
Unisys Corp. *	1,006	12,002
Verint Systems, Inc. *	406	20,722
VeriSign, Inc. *	396	69,122
Verra Mobility Corp. *	174	2,775
Visa, Inc., Class A	6,352	1,347,704
VMware, Inc., Class A	1,194	152,951
WEX, Inc. *	281	47,849
Workday, Inc., Class A *	86	13,442
Xperi Holding Corp.	1,291	21,250
Ziff Davis, Inc. *	425	32,445
Zoom Video Communications, Inc., Class A *	43	4,620
		25,139,722

Technology Hardware & Equipment 6.4%
3D Systems Corp. *	569	6,151
ADTRAN, Inc.	919	17,029
Amphenol Corp., Class A	3,730	264,308
Apple Inc.	108,928	16,212,844

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arista Networks, Inc. *	562	57,481
Arrow Electronics, Inc. *	2,935	354,108
Avnet, Inc.	9,918	480,527
Badger Meter, Inc.	198	15,670
Belden, Inc.	946	54,471
Benchmark Electronics, Inc.	2,511	64,005
CDW Corp.	1,327	225,404
Ciena Corp. *	1,421	72,215
Cisco Systems, Inc.	71,234	3,209,092
Cognex Corp.	610	29,536
Coherent, Inc. *	204	55,276
CommScope Holding Co., Inc. *	5,703	42,830
Comtech Telecommunications Corp.	695	8,695
Corning, Inc.	18,376	658,228
CTS Corp.	445	18,098
Dell Technologies, Inc., Class C	1,867	93,238
Dolby Laboratories, Inc., Class A	534	41,449
EchoStar Corp., Class A *	1,303	31,311
ePlus, Inc. *	672	38,129
F5, Inc. *	754	122,932
Fabrinet *	384	33,358
Flex Ltd. *	14,718	251,236
Hewlett Packard Enterprise Co.	64,114	1,000,178
HP, Inc.	22,716	882,289
II-VI, Inc. *	520	32,500
Insight Enterprises, Inc. *	858	84,788
InterDigital, Inc.	612	39,958
IPG Photonics Corp. *	327	34,495
Itron, Inc. *	481	24,824
Jabil, Inc.	4,134	254,324
Juniper Networks, Inc.	8,872	272,193
Keysight Technologies, Inc. *	558	81,245
Kimball Electronics, Inc. *	324	6,159
Knowles Corp. *	1,374	26,408
Littelfuse, Inc.	188	50,798
Lumentum Holdings, Inc. *	348	29,956
Methode Electronics, Inc.	665	29,958
Motorola Solutions, Inc.	1,256	275,993
National Instruments Corp.	1,602	56,583
NCR Corp. *	2,790	96,785
NetApp, Inc.	3,816	274,561
NETGEAR, Inc. *	833	15,869
NetScout Systems, Inc. *	2,024	69,484
Novanta, Inc. *	102	12,542
OSI Systems, Inc. *	304	25,512
PC Connection, Inc.	571	25,529
Plexus Corp. *	704	59,699
Pure Storage, Inc., Class A *	120	2,848
Rogers Corp. *	137	36,357
Sanmina Corp. *	3,262	143,169
ScanSource, Inc. *	1,967	76,202
Seagate Technology Holdings plc	3,920	331,906
Stratasys Ltd. *	710	14,157
Super Micro Computer, Inc. *	1,254	62,775
TD SYNNEX Corp.	748	77,680
TE Connectivity Ltd.	3,510	454,159
Trimble, Inc. *	1,222	83,157
TTM Technologies, Inc. *	3,941	56,317
ViaSat, Inc. *	903	35,660
Viavi Solutions, Inc. *	1,366	19,766
Vishay Intertechnology, Inc.	3,462	70,763
Vontier Corp.	767	20,571
Western Digital Corp. *	8,824	535,529
Xerox Holdings Corp.	9,728	183,081
Zebra Technologies Corp., Class A *	189	63,918
		28,488,266

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 3.2%
AT&T, Inc.	293,677	6,252,383
ATN International, Inc.	354	15,608
Cogent Communications Holdings, Inc.	343	20,714
Consolidated Communications Holdings, Inc. *	4,642	30,730
Frontier Communications Parent, Inc. *	232	6,016
Iridium Communications, Inc. *	596	22,118
Liberty Global plc, Class A *	5,930	144,218
Liberty Global plc, Class C *	12,249	311,247
Liberty Latin America Ltd., Class A *	1,209	11,498
Liberty Latin America Ltd., Class C *	4,511	42,900
Lumen Technologies, Inc.	65,156	797,509
Shenandoah Telecommunications Co.	740	16,990
Telephone and Data Systems, Inc.	6,569	116,468
T-Mobile US, Inc. *	4,750	633,127
United States Cellular Corp. *	679	20,852
Verizon Communications, Inc.	110,525	5,668,827
Vonage Holdings Corp. *	1,370	26,537
		14,137,742

Transportation 2.0%
Air Transport Services Group, Inc. *	1,084	32,758
Alaska Air Group, Inc. *	932	44,978
Allegiant Travel Co. *	85	12,703
AMERCO	104	50,958
American Airlines Group, Inc. *	9,049	161,706
ArcBest Corp.	702	53,092
Atlas Air Worldwide Holdings, Inc. *	637	44,405
Atlas Corp.	1,471	19,197
Avis Budget Group, Inc. *	1,581	300,833
C.H. Robinson Worldwide, Inc.	3,257	353,417
Copa Holdings S.A., Class A *	200	14,140
Costamare, Inc.	1,037	14,746
Covenant Logistics Group, Inc.	140	3,174
CSX Corp.	29,537	938,981
Danaos Corp.	30	2,437
Daseke, Inc. *	967	7,310
Delta Air Lines, Inc. *	6,065	252,850
Expeditors International of Washington, Inc.	2,239	243,693
FedEx Corp.	4,810	1,080,230
Forward Air Corp.	432	40,258
Golden Ocean Group Ltd. *	269	3,970
GXO Logistics, Inc. *	1,222	66,318
Hawaiian Holdings, Inc. *	812	14,413
Heartland Express, Inc.	1,274	18,193
Hub Group, Inc., Class A *	968	70,645
J.B. Hunt Transport Services, Inc.	1,040	179,483
JetBlue Airways Corp. *	3,509	37,687
Kirby Corp. *	1,296	87,519
Knight-Swift Transportation Holdings, Inc.	2,230	108,467
Landstar System, Inc.	644	97,521
Lyft, Inc., Class A *	142	2,511
Marten Transport Ltd.	1,389	24,391
Matson, Inc.	30	2,696
Norfolk Southern Corp.	3,119	747,500
Old Dominion Freight Line, Inc.	523	135,059
Ryder System, Inc.	2,632	210,613
Saia, Inc. *	170	33,590
Schneider National, Inc., Class B	1,801	43,476
SkyWest, Inc. *	548	14,774
Southwest Airlines Co. *	4,188	192,062
Spirit Airlines, Inc. *	738	15,461
Uber Technologies, Inc. *	1,912	44,358
Union Pacific Corp.	8,456	1,858,460
United Airlines Holdings, Inc. *	3,760	179,089
United Parcel Service, Inc., Class B	5,293	964,649

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Werner Enterprises, Inc.	1,679	68,117
XPO Logistics, Inc. *	1,455	77,755
Yellow Corp. *	1,828	6,910
		8,977,553

Utilities 4.1%
ALLETE, Inc.	1,020	63,260
Alliant Energy Corp.	2,901	185,142
Ameren Corp.	3,557	338,591
American Electric Power Co., Inc.	8,282	845,012
American States Water Co.	307	24,330
American Water Works Co., Inc.	1,279	193,449
Atlantica Sustainable Infrastructure plc	974	31,801
Atmos Energy Corp.	1,546	179,815
Avangrid, Inc.	1,009	48,018
Avista Corp.	1,481	64,335
Black Hills Corp.	1,083	83,023
California Water Service Group	444	23,829
CenterPoint Energy, Inc.	10,714	343,384
Chesapeake Utilities Corp.	151	20,169
Clearway Energy, Inc., Class A	258	8,400
Clearway Energy, Inc., Class C	706	24,745
CMS Energy Corp.	4,256	302,346
Consolidated Edison, Inc.	7,338	728,370
Dominion Energy, Inc.	11,363	956,992
DTE Energy Co.	2,983	395,874
Duke Energy Corp.	13,369	1,504,280
Edison International	7,157	500,346
Entergy Corp.	3,463	416,668
Essential Utilities, Inc.	1,423	65,828
Evergy, Inc.	5,994	419,220
Eversource Energy	4,540	419,133
Exelon Corp.	23,854	1,172,424
FirstEnergy Corp.	12,344	530,298
Hawaiian Electric Industries, Inc.	1,855	80,080
IDACORP, Inc.	659	71,844
MDU Resources Group, Inc.	4,199	114,969
MGE Energy, Inc.	364	28,891
National Fuel Gas Co.	1,203	88,457
New Jersey Resources Corp.	1,564	71,819
NextEra Energy, Inc.	14,400	1,089,936
NiSource, Inc.	6,832	214,866
Northwest Natural Holding Co.	597	32,411
NorthWestern Corp.	1,056	64,701
NRG Energy, Inc.	4,744	218,414
OGE Energy Corp.	3,759	155,247
ONE Gas, Inc.	909	79,101
Ormat Technologies, Inc.	404	33,920
Otter Tail Corp.	570	37,272
PG&E Corp. *	11,302	137,884
Pinnacle West Capital Corp.	2,590	201,114
PNM Resources, Inc.	1,252	59,508
Portland General Electric Co.	1,865	91,851
PPL Corp.	19,139	577,615
Public Service Enterprise Group, Inc.	8,116	556,271
Sempra Energy	3,858	632,172
SJW Group	265	16,390
South Jersey Industries, Inc.	1,744	60,778
Southwest Gas Holdings, Inc.	1,345	125,260
Spire, Inc.	1,016	79,553
The AES Corp.	14,968	329,895
The Southern Co.	17,505	1,324,428
UGI Corp.	4,577	195,621
Unitil Corp.	333	19,251
Vistra Corp.	17,636	465,061
SECURITY	NUMBER OF SHARES	VALUE ($)
WEC Energy Group, Inc.	3,928	412,715
Xcel Energy, Inc.	7,505	565,427
		18,121,804
Total Common Stocks (Cost $335,155,349)		441,291,628

INVESTMENT COMPANIES 0.0% OF NET ASSETS

Equity Funds 0.0%
iShares Core S&P Total U.S. Stock Market ETF	1,500	137,460
Total Investment Companies (Cost $132,387)		137,460

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (e)	315,135	315,135
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (e)(f)	39,555	39,555
		354,690
Total Short-Term Investments (Cost $354,690)		354,690
Total Investments in Securities (Cost $335,642,426)		441,783,778

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 06/17/22	9	704,655	25,367
S&P 500 Index, e-mini, expires 06/17/22	1	206,563	10,150
Net Unrealized Appreciation			35,517

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $38,029.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.
(e)	The rate shown is the 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange traded fund
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2022:
	VALUE AT 2/28/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/22	BALANCE OF SHARES HELD AT 5/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Diversified Financials 0.1%
The Charles Schwab Corp.	$352,536	$22,976	($4,320)	($238)	($62,794)	$308,160	4,396	$874

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$422,707,021	$—	$—	$422,707,021
Media & Entertainment	18,584,290	—	317[2]	18,584,607
Investment Companies[1]	137,460	—	—	137,460
Short-Term Investments[1]	354,690	—	—	354,690
Futures Contracts[3]	35,517	—	—	35,517
Total	$441,818,978	$—	$317	$441,819,295

[1]	As categorized in the Portfolio Holdings.
[2]	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.
[3]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.4%
Adient plc *	78,216	2,768,064
Aptiv plc *	65,663	6,976,037
Autoliv, Inc.	45,989	3,682,799
BorgWarner, Inc.	172,335	6,948,547
Dana, Inc.	131,267	2,173,782
Ford Motor Co.	3,487,632	47,710,806
General Motors Co. *	1,213,914	46,954,193
Gentex Corp.	117,523	3,652,615
Harley-Davidson, Inc.	96,928	3,409,927
Lear Corp.	59,314	8,360,901
Tesla, Inc. *	4,879	3,699,551
The Goodyear Tire & Rubber Co. *	547,493	7,073,610
Thor Industries, Inc.	34,886	2,650,289
Visteon Corp. *	34,127	3,829,391
		149,890,512

Banks 6.2%
Bank of America Corp.	2,868,272	106,699,718
Citigroup, Inc.	1,884,922	100,673,684
Citizens Financial Group, Inc.	235,786	9,756,825
Comerica, Inc.	78,136	6,501,697
Credicorp Ltd.	45,586	6,399,363
East West Bancorp, Inc.	30,633	2,252,751
Fifth Third Bancorp	296,397	11,686,934
First Horizon Corp.	112,285	2,563,466
First Republic Bank	15,393	2,386,377
Huntington Bancshares, Inc.	450,375	6,251,205
JPMorgan Chase & Co.	1,219,047	161,194,585
KeyCorp	338,240	6,751,270
M&T Bank Corp.	88,676	15,959,020
MGIC Investment Corp.	142,812	1,989,371
New York Community Bancorp, Inc.	217,056	2,166,219
Popular, Inc.	32,211	2,631,961
Radian Group, Inc.	89,197	1,918,627
Regions Financial Corp.	339,719	7,504,393
Signature Bank	6,717	1,452,686
SVB Financial Group *	5,039	2,461,904
Synovus Financial Corp.	44,636	1,903,725
The PNC Financial Services Group, Inc.	160,736	28,194,702
Truist Financial Corp.	297,735	14,809,339
U.S. Bancorp	631,492	33,513,280
Wells Fargo & Co.	2,917,569	133,537,133
Zions Bancorp NA	74,055	4,224,097
		675,384,332

Capital Goods 6.8%
3M Co.	238,520	35,608,651
A.O. Smith Corp.	40,289	2,422,175
Acuity Brands, Inc.	18,238	3,192,015
SECURITY	NUMBER OF SHARES	VALUE ($)
AECOM	78,004	5,448,579
AerCap Holdings N.V. *	98,709	4,880,173
AGCO Corp.	30,798	3,946,148
Air Lease Corp.	46,920	1,764,661
Allegion plc	18,193	2,031,248
Allison Transmission Holdings, Inc.	107,280	4,292,273
AMETEK, Inc.	40,201	4,883,215
Carlisle Cos., Inc.	19,840	5,047,891
Carrier Global Corp.	331,478	13,030,400
Caterpillar, Inc.	182,668	39,428,888
Cummins, Inc.	81,069	16,953,149
Curtiss-Wright Corp.	18,130	2,574,097
Deere & Co.	63,228	22,621,714
Donaldson Co., Inc.	41,571	2,173,332
Dover Corp.	37,456	5,015,733
Eaton Corp. plc	149,698	20,748,143
EMCOR Group, Inc.	32,451	3,427,799
Emerson Electric Co.	226,474	20,079,185
Fastenal Co.	123,904	6,636,298
Flowserve Corp.	72,995	2,299,343
Fluor Corp. *	235,784	6,656,182
Fortive Corp.	55,866	3,450,843
Fortune Brands Home & Security, Inc.	48,631	3,372,560
GATX Corp.	24,039	2,595,010
General Dynamics Corp.	123,325	27,737,026
General Electric Co.	642,107	50,270,557
Graco, Inc.	29,224	1,849,879
Hexcel Corp.	46,634	2,679,123
Honeywell International, Inc.	207,823	40,238,689
Howmet Aerospace, Inc.	169,995	6,080,721
Hubbell, Inc.	18,779	3,565,381
Huntington Ingalls Industries, Inc.	26,805	5,641,380
IDEX Corp.	14,430	2,764,067
Illinois Tool Works, Inc.	88,296	18,371,749
Ingersoll Rand, Inc.	26,944	1,270,410
ITT, Inc.	25,424	1,876,800
Jacobs Engineering Group, Inc.	49,512	6,936,136
Johnson Controls International plc	236,333	12,882,512
L3Harris Technologies, Inc.	46,249	11,141,384
Lennox International, Inc.	7,838	1,637,358
Lincoln Electric Holdings, Inc.	20,692	2,810,387
Lockheed Martin Corp.	85,120	37,462,163
Masco Corp.	85,263	4,833,559
MasTec, Inc. *	25,244	2,110,146
MSC Industrial Direct Co., Inc., Class A	30,260	2,569,982
Nordson Corp.	10,480	2,283,382
Northrop Grumman Corp.	55,372	25,912,435
nVent Electric plc	66,394	2,350,348
Oshkosh Corp.	38,284	3,556,966
Otis Worldwide Corp.	72,855	5,420,412
Owens Corning	57,436	5,489,733
PACCAR, Inc.	181,594	15,769,623
Parker-Hannifin Corp.	37,666	10,251,555
Pentair plc	49,902	2,503,583

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Quanta Services, Inc.	54,678	6,506,682
Raytheon Technologies Corp.	343,038	32,629,775
Regal Rexnord Corp.	21,605	2,699,545
Rockwell Automation, Inc.	26,838	5,721,862
Roper Technologies, Inc.	12,802	5,664,117
Sensata Technologies Holding plc	51,248	2,461,441
Snap-on, Inc.	23,238	5,156,047
Spirit AeroSystems Holdings, Inc., Class A	112,242	3,526,644
Stanley Black & Decker, Inc.	49,927	5,925,836
Teledyne Technologies, Inc. *	9,341	3,784,506
Textron, Inc.	110,826	7,235,830
The Boeing Co. *	240,017	31,538,234
The Middleby Corp. *	11,525	1,745,577
The Timken Co.	28,553	1,743,732
The Toro Co.	22,895	1,888,609
Trane Technologies plc	50,371	6,954,220
TransDigm Group, Inc. *	11,268	6,821,309
UFP Industries, Inc.	32,809	2,532,855
United Rentals, Inc. *	30,709	9,156,810
Univar Solutions, Inc. *	104,647	3,214,756
W.W. Grainger, Inc.	17,350	8,450,664
Watsco, Inc.	10,760	2,750,579
WESCO International, Inc. *	31,737	3,985,532
Westinghouse Air Brake Technologies Corp.	41,414	3,911,966
Xylem, Inc.	31,756	2,675,443
		731,529,722

Commercial & Professional Services 0.6%
ABM Industries, Inc.	54,818	2,650,450
Cintas Corp.	15,884	6,327,074
Copart, Inc. *	18,831	2,156,714
Equifax, Inc.	13,861	2,807,961
ManpowerGroup, Inc.	76,586	6,862,871
Nielsen Holdings plc	267,194	6,829,479
Republic Services, Inc.	58,483	7,827,365
Robert Half International, Inc.	47,666	4,297,090
TransUnion	19,881	1,725,870
Verisk Analytics, Inc.	17,451	3,052,529
Waste Management, Inc.	111,889	17,735,525
		62,272,928

Consumer Durables & Apparel 1.2%
Brunswick Corp.	32,370	2,435,195
Capri Holdings Ltd. *	77,851	3,794,458
Carter's, Inc.	28,893	2,226,206
D.R. Horton, Inc.	125,107	9,401,791
Deckers Outdoor Corp. *	5,977	1,605,183
Hanesbrands, Inc.	236,597	2,808,407
Hasbro, Inc.	40,326	3,619,259
KB Home	48,168	1,661,314
Leggett & Platt, Inc.	75,372	2,952,321
Lennar Corp., Class A	112,832	9,054,768
Lululemon Athletica, Inc. *	9,809	2,870,996
Meritage Homes Corp. *	21,649	1,846,876
Mohawk Industries, Inc. *	35,341	4,999,338
Newell Brands, Inc.	173,684	3,723,785
NIKE, Inc., Class B	183,991	21,867,330
NVR, Inc. *	1,217	5,416,405
Polaris, Inc.	27,696	2,951,009
PulteGroup, Inc.	163,463	7,398,335
PVH Corp.	57,784	4,095,152
Ralph Lauren Corp.	30,278	3,060,803
Skechers U.S.A., Inc., Class A *	51,238	2,018,777
Tapestry, Inc.	125,490	4,329,405
Taylor Morrison Home Corp. *	79,201	2,294,453
SECURITY	NUMBER OF SHARES	VALUE ($)
Toll Brothers, Inc.	65,214	3,291,351
Tri Pointe Homes, Inc. *	100,191	2,111,024
VF Corp.	128,276	6,472,807
Whirlpool Corp.	42,767	7,879,392
		126,186,140

Consumer Services 1.6%
Aramark	148,568	5,121,139
Carnival Corp. *	551,399	7,653,418
Chipotle Mexican Grill, Inc. *	2,501	3,507,778
Darden Restaurants, Inc.	34,836	4,354,500
Domino’s Pizza, Inc.	9,139	3,319,011
H&R Block, Inc.	100,676	3,547,822
Hilton Worldwide Holdings, Inc.	50,747	7,148,222
Las Vegas Sands Corp. *	203,601	7,219,691
Marriott International, Inc., Class A	58,829	10,093,880
McDonald’s Corp.	195,697	49,356,740
MGM Resorts International	188,537	6,593,139
Norwegian Cruise Line Holdings Ltd. *	201,396	3,224,350
Royal Caribbean Cruises Ltd. *	105,010	6,097,931
Service Corp. International	42,135	2,950,714
Starbucks Corp.	333,082	26,146,937
Travel & Leisure Co.	48,666	2,487,319
Vail Resorts, Inc.	8,036	2,026,760
Wynn Resorts Ltd. *	38,011	2,512,527
Yum China Holdings, Inc.	108,019	4,910,544
Yum! Brands, Inc.	88,488	10,748,637
		169,021,059

Diversified Financials 5.6%
Affiliated Managers Group, Inc.	21,478	2,869,890
AGNC Investment Corp.	178,477	2,182,774
Ally Financial, Inc.	264,664	11,655,803
American Express Co.	228,215	38,527,256
Ameriprise Financial, Inc.	49,334	13,629,504
Annaly Capital Management, Inc.	419,692	2,774,164
Berkshire Hathaway, Inc., Class B *	635,151	200,695,013
BlackRock, Inc.	27,426	18,350,188
Blackstone, Inc.	15,309	1,803,247
Capital One Financial Corp.	260,580	33,317,759
Cboe Global Markets, Inc.	19,837	2,227,893
Chimera Investment Corp.	132,600	1,299,480
CME Group, Inc.	45,212	8,989,502
Discover Financial Services	188,139	21,351,895
Equitable Holdings, Inc.	123,235	3,747,576
Evercore, Inc., Class A	18,370	2,097,854
Franklin Resources, Inc.	263,390	7,132,601
Intercontinental Exchange, Inc.	80,427	8,234,921
Invesco Ltd.	232,652	4,499,490
Janus Henderson Group plc	62,540	1,757,999
Jefferies Financial Group, Inc.	92,938	3,068,813
KKR & Co., Inc.	91,243	5,001,029
Lazard Ltd., Class A	61,287	2,160,980
LPL Financial Holdings, Inc.	21,779	4,272,822
Moody's Corp.	17,881	5,392,373
Morgan Stanley	370,654	31,928,136
MSCI, Inc.	5,195	2,298,008
Nasdaq, Inc.	16,338	2,536,638
Navient Corp.	287,264	4,596,224
New Residential Investment Corp.	357,078	4,034,981
Northern Trust Corp.	61,558	6,879,107
OneMain Holdings, Inc.	54,557	2,403,781
PROG Holdings, Inc. *	48,544	1,416,999
Raymond James Financial, Inc.	43,999	4,333,462
S&P Global, Inc.	44,080	15,405,078
SEI Investments Co.	43,202	2,524,293

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SLM Corp.	111,052	2,175,509
Starwood Property Trust, Inc.	103,637	2,475,888
State Street Corp.	132,286	9,589,412
Synchrony Financial	565,089	20,930,897
T. Rowe Price Group, Inc.	72,761	9,247,196
The Bank of New York Mellon Corp.	436,551	20,347,642
The Charles Schwab Corp. (a)	115,571	8,101,527
The Goldman Sachs Group, Inc.	131,493	42,978,487
Voya Financial, Inc.	43,417	2,978,840
		604,222,931

Energy 11.6%
Antero Resources Corp. *	176,104	7,551,339
APA Corp.	162,519	7,640,018
Baker Hughes Co.	608,646	21,899,083
Cheniere Energy, Inc.	34,863	4,768,212
Chevron Corp.	1,334,515	233,086,390
ConocoPhillips	665,600	74,786,816
Delek US Holdings, Inc. *	157,327	4,587,655
Devon Energy Corp.	121,078	9,068,742
EOG Resources, Inc.	196,131	26,862,102
Equitrans Midstream Corp.	228,296	1,796,690
Exxon Mobil Corp.	3,602,668	345,856,128
Halliburton Co.	431,152	17,461,656
Helmerich & Payne, Inc.	136,439	6,869,704
Hess Corp.	47,126	5,799,797
HF Sinclair Corp.	304,996	14,975,304
Kinder Morgan, Inc.	1,271,765	25,041,053
Marathon Oil Corp.	533,225	16,759,262
Marathon Petroleum Corp.	724,910	73,788,589
Murphy Oil Corp.	121,234	5,142,746
NOV, Inc.	571,166	11,423,320
Occidental Petroleum Corp.	639,821	44,345,993
ONEOK, Inc.	183,965	12,114,095
Ovintiv, Inc.	99,785	5,586,962
PBF Energy, Inc., Class A *	467,162	15,509,778
Peabody Energy Corp. *	249,844	5,898,817
Phillips 66	677,838	68,332,849
Pioneer Natural Resources Co.	42,759	11,884,436
Schlumberger N.V.	876,011	40,261,466
Targa Resources Corp.	125,128	9,011,719
TechnipFMC plc *	525,490	4,330,038
The Williams Cos., Inc.	501,433	18,583,107
Valero Energy Corp.	739,433	95,830,517
World Fuel Services Corp.	339,455	8,415,089
		1,255,269,472

Food & Staples Retailing 2.9%
Casey's General Stores, Inc.	22,018	4,613,652
Costco Wholesale Corp.	122,859	57,279,323
Performance Food Group Co. *	157,497	6,825,920
Rite Aid Corp. *	192,268	1,070,933
SpartanNash Co.	112,146	3,858,944
Sprouts Farmers Market, Inc. *	91,891	2,489,327
Sysco Corp.	219,779	18,500,996
The Kroger Co.	877,290	46,470,051
United Natural Foods, Inc. *	88,354	3,747,093
US Foods Holding Corp. *	236,616	7,836,722
Walgreens Boots Alliance, Inc.	1,163,586	50,999,974
Walmart, Inc.	881,396	113,373,968
		317,066,903

Food, Beverage & Tobacco 4.4%
Altria Group, Inc.	947,134	51,230,478
Archer-Daniels-Midland Co.	519,667	47,196,157
Bunge Ltd.	152,129	17,999,903
SECURITY	NUMBER OF SHARES	VALUE ($)
Campbell Soup Co.	85,804	4,110,870
Coca-Cola Europacific Partners plc	115,379	6,130,086
Conagra Brands, Inc.	198,003	6,512,319
Constellation Brands, Inc., Class A	39,201	9,622,669
Darling Ingredients, Inc. *	35,623	2,852,334
Flowers Foods, Inc.	97,156	2,681,505
General Mills, Inc.	240,228	16,779,926
Hormel Foods Corp.	112,589	5,479,707
Ingredion, Inc.	55,972	5,299,989
Kellogg Co.	107,978	7,530,386
Keurig Dr Pepper, Inc.	130,991	4,550,627
Lamb Weston Holdings, Inc.	30,286	2,046,728
McCormick & Co., Inc. Non Voting Shares	43,892	4,069,666
Molson Coors Beverage Co., Class B	151,037	8,433,906
Mondelez International, Inc., Class A	505,930	32,156,911
Monster Beverage Corp. *	63,316	5,642,722
PepsiCo, Inc.	389,421	65,325,373
Philip Morris International, Inc.	516,677	54,896,931
Post Holdings, Inc. *	25,494	2,096,372
Sanderson Farms, Inc.	15,333	3,058,933
The Coca-Cola Co.	923,430	58,526,993
The Hershey Co.	27,100	5,737,341
The J.M. Smucker Co.	61,811	7,749,245
The Kraft Heinz Co.	376,735	14,251,885
Tyson Foods, Inc., Class A	253,141	22,683,965
		474,653,927

Health Care Equipment & Services 6.4%
Abbott Laboratories	253,654	29,794,199
Align Technology, Inc. *	3,875	1,075,855
AmerisourceBergen Corp.	82,717	12,803,764
Anthem, Inc.	129,614	66,052,591
Baxter International, Inc.	151,118	11,492,524
Becton Dickinson & Co.	50,717	12,973,409
Boston Scientific Corp. *	170,356	6,986,300
Cardinal Health, Inc.	425,863	23,984,604
Centene Corp. *	254,153	20,698,220
Cerner Corp.	101,095	9,588,861
Cigna Corp.	135,266	36,290,515
CVS Health Corp.	920,826	89,089,916
Danaher Corp.	52,514	13,854,244
DaVita, Inc. *	63,157	6,157,176
Dentsply Sirona, Inc.	68,895	2,725,486
Edwards Lifesciences Corp. *	35,846	3,615,069
Embecta Corp. *	9,942	246,363
Encompass Health Corp.	39,734	2,604,166
Envista Holdings Corp. *	57,727	2,484,570
HCA Healthcare, Inc.	89,507	18,832,273
Henry Schein, Inc. *	71,049	6,084,636
Hologic, Inc. *	48,236	3,630,724
Humana, Inc.	76,288	34,652,298
IDEXX Laboratories, Inc. *	2,739	1,072,647
Intuitive Surgical, Inc. *	18,354	4,178,105
Laboratory Corp. of America Holdings	28,788	7,102,575
McKesson Corp.	121,838	40,046,932
Medtronic plc	414,883	41,550,532
Molina Healthcare, Inc. *	18,627	5,405,928
Patterson Cos., Inc.	76,930	2,430,219
Quest Diagnostics, Inc.	59,295	8,361,781
ResMed, Inc.	12,795	2,603,271
STERIS plc	16,653	3,800,215
Stryker Corp.	51,750	12,135,375
Teleflex, Inc.	6,177	1,777,370
Tenet Healthcare Corp. *	58,904	3,811,678
The Cooper Cos., Inc.	5,906	2,071,470
UnitedHealth Group, Inc.	267,007	132,643,737

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Health Services, Inc., Class B	57,948	7,220,900
Zimmer Biomet Holdings, Inc.	52,459	6,306,096
Zimvie, Inc. *	1,369	29,803
		698,266,397

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	54,835	4,938,440
Colgate-Palmolive Co.	217,653	17,153,233
Kimberly-Clark Corp.	99,072	13,178,557
Nu Skin Enterprises, Inc., Class A	42,862	1,999,512
Spectrum Brands Holdings, Inc.	23,152	2,031,357
The Clorox Co.	35,172	5,112,602
The Estee Lauder Cos., Inc., Class A	25,366	6,459,452
The Procter & Gamble Co.	623,345	92,180,259
		143,053,412

Insurance 3.7%
Aflac, Inc.	353,570	21,415,735
Alleghany Corp. *	5,856	4,882,616
American Financial Group, Inc.	25,061	3,541,119
American International Group, Inc.	827,926	48,582,698
Aon plc, Class A	50,672	13,968,750
Arch Capital Group Ltd. *	90,504	4,295,320
Arthur J. Gallagher & Co.	30,628	4,959,898
Assurant, Inc.	16,594	2,931,994
Assured Guaranty Ltd.	71,763	4,223,252
Brown & Brown, Inc.	36,773	2,183,213
Chubb Ltd.	134,651	28,450,410
Cincinnati Financial Corp.	46,043	5,887,058
CNO Financial Group, Inc.	125,682	2,585,279
Everest Re Group Ltd.	16,806	4,747,695
Fidelity National Financial, Inc.	124,046	5,247,146
First American Financial Corp.	56,284	3,410,248
Genworth Financial, Inc., Class A *	814,007	3,296,728
Globe Life, Inc.	45,269	4,416,896
Kemper Corp.	30,639	1,618,658
Lincoln National Corp.	114,172	6,613,984
Loews Corp.	129,316	8,468,905
Markel Corp. *	3,409	4,668,387
Marsh & McLennan Cos., Inc.	98,521	15,758,434
MetLife, Inc.	425,821	28,696,077
Old Republic International Corp.	161,473	3,862,434
Primerica, Inc.	16,117	2,030,742
Principal Financial Group, Inc.	125,747	9,170,729
Prudential Financial, Inc.	266,466	28,312,012
Reinsurance Group of America, Inc.	43,285	5,447,417
RenaissanceRe Holdings Ltd.	12,573	1,930,207
The Allstate Corp.	194,669	26,609,306
The Hanover Insurance Group, Inc.	19,519	2,861,485
The Hartford Financial Services Group, Inc.	186,696	13,537,327
The Progressive Corp.	170,057	20,301,405
The Travelers Cos., Inc.	211,489	37,864,991
Unum Group	243,740	8,884,323
W.R. Berkley Corp.	69,630	4,952,782
Willis Towers Watson plc	26,102	5,509,349
		406,125,009

Materials 3.5%
Air Products and Chemicals, Inc.	45,936	11,307,606
Albemarle Corp.	19,229	5,007,616
Alcoa Corp.	125,059	7,718,641
AptarGroup, Inc.	17,807	1,906,952
Arconic Corp. *	116,466	3,276,189
Avery Dennison Corp.	20,812	3,591,319
SECURITY	NUMBER OF SHARES	VALUE ($)
Axalta Coating Systems Ltd. *	73,116	1,985,831
Ball Corp.	53,019	3,758,517
Berry Global Group, Inc. *	51,490	3,003,412
Boise Cascade Co.	31,051	2,400,863
Celanese Corp.	47,935	7,502,786
CF Industries Holdings, Inc.	95,726	9,454,857
Commercial Metals Co.	79,803	3,170,573
Corteva, Inc.	179,776	11,257,573
Crown Holdings, Inc.	32,568	3,401,402
Dow, Inc.	317,840	21,606,763
DuPont de Nemours, Inc.	317,800	21,562,730
Eastman Chemical Co.	78,116	8,605,259
Ecolab, Inc.	57,878	9,486,783
FMC Corp.	22,727	2,785,876
Freeport-McMoRan, Inc.	179,945	7,032,251
Graphic Packaging Holding Co.	171,169	3,810,222
Huntsman Corp.	141,073	5,113,896
International Flavors & Fragrances, Inc.	28,088	3,712,391
International Paper Co.	271,257	13,142,402
Linde plc	108,313	35,167,065
Louisiana-Pacific Corp.	33,032	2,281,190
LyondellBasell Industries N.V., Class A	207,535	23,710,874
Martin Marietta Materials, Inc.	13,280	4,506,966
Newmont Corp.	169,802	11,521,066
Nucor Corp.	151,912	20,122,263
O-I Glass, Inc. *	214,350	3,526,057
Olin Corp.	63,162	4,155,428
Packaging Corp. of America	41,995	6,604,974
PPG Industries, Inc.	84,697	10,713,323
Reliance Steel & Aluminum Co.	50,811	9,877,658
RPM International, Inc.	36,982	3,258,114
Sealed Air Corp.	67,100	4,172,278
Sonoco Products Co.	55,902	3,268,590
Steel Dynamics, Inc.	118,531	10,120,177
Sylvamo Corp. *	35,756	1,814,259
The Chemours Co.	100,627	4,336,017
The Mosaic Co.	184,708	11,571,956
The Sherwin-Williams Co.	30,035	8,050,581
United States Steel Corp.	196,280	4,920,740
Vulcan Materials Co.	25,094	4,137,248
Warrior Met Coal, Inc.	98,868	3,323,942
Westrock Co.	236,406	11,463,327
		378,226,803

Media & Entertainment 4.3%
Activision Blizzard, Inc.	123,213	9,595,828
Alphabet, Inc., Class A *	31,023	70,584,771
Alphabet, Inc., Class C *	29,583	67,472,315
Altice USA, Inc., Class A *	260,242	2,961,554
Charter Communications, Inc., Class A *	47,435	24,046,225
Comcast Corp., Class A	1,822,680	80,708,270
DISH Network Corp., Class A *	125,117	2,856,421
Electronic Arts, Inc.	67,498	9,358,598
Fox Corp., Class A	149,840	5,320,818
Fox Corp., Class B	71,800	2,348,578
Liberty Media Corp. - Liberty SiriusXM, Class A *	65,176	2,692,421
Liberty Media Corp. - Liberty SiriusXM, Class C *	132,074	5,428,241
Meta Platforms, Inc., Class A *	287,363	55,644,971
Netflix, Inc. *	11,145	2,200,469
News Corp., Class A	166,376	2,894,942
News Corp., Class B	50,502	887,825
Nexstar Media Group, Inc., Class A	13,981	2,449,751

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Omnicom Group, Inc.	108,056	8,062,058
Paramount Global, Class B	356,316	12,232,328
Take-Two Interactive Software, Inc. *	17,030	2,120,746
TEGNA, Inc.	109,498	2,398,006
The Interpublic Group of Cos., Inc.	137,102	4,418,798
The Walt Disney Co. *	412,912	45,602,001
Twitter, Inc. *	51,798	2,051,201
Warner Bros Discovery, Inc. *	2,113,488	38,993,854
		463,330,990

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
AbbVie, Inc.	443,699	65,387,922
Agilent Technologies, Inc.	42,154	5,377,164
Amgen, Inc.	245,163	62,943,149
Biogen, Inc. *	70,551	14,110,200
Bristol-Myers Squibb Co.	541,370	40,846,367
Eli Lilly & Co.	80,556	25,249,473
Gilead Sciences, Inc.	930,610	60,350,059
ICON plc *	13,943	3,120,304
Illumina, Inc. *	10,588	2,535,614
IQVIA Holdings, Inc. *	39,832	8,573,838
Jazz Pharmaceuticals plc *	21,788	3,261,228
Johnson & Johnson	761,222	136,662,186
Merck & Co., Inc.	896,974	82,548,517
Mettler-Toledo International, Inc. *	2,620	3,369,634
PerkinElmer, Inc.	12,888	1,928,947
Perrigo Co., plc	94,621	3,771,593
Pfizer, Inc.	2,291,507	121,541,531
Regeneron Pharmaceuticals, Inc. *	13,652	9,075,030
Thermo Fisher Scientific, Inc.	44,590	25,307,946
United Therapeutics Corp. *	15,427	3,553,455
Vertex Pharmaceuticals, Inc. *	13,602	3,654,177
Viatris, Inc.	657,386	8,066,126
Waters Corp. *	13,235	4,340,418
Zoetis, Inc.	38,471	6,575,848
		702,150,726

Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	14,986	2,486,927
American Campus Communities, Inc.	42,166	2,740,790
American Tower Corp.	49,358	12,642,065
AvalonBay Communities, Inc.	25,953	5,397,186
Boston Properties, Inc.	46,679	5,189,771
Brixmor Property Group, Inc.	124,079	3,025,046
Camden Property Trust	16,314	2,340,896
CBRE Group, Inc., Class A *	93,487	7,744,463
CoreCivic, Inc. *	238,786	3,073,176
Crown Castle International Corp.	62,010	11,760,196
Digital Realty Trust, Inc.	39,478	5,510,734
DigitalBridge Group, Inc. *	434,211	2,613,950
Diversified Healthcare Trust	753,356	1,710,118
Duke Realty Corp.	46,115	2,436,255
Equinix, Inc.	10,871	7,469,355
Equity Residential	81,731	6,279,393
Essex Property Trust, Inc.	11,321	3,213,466
Extra Space Storage, Inc.	15,320	2,730,024
Federal Realty Investment Trust	18,045	2,074,634
Gaming & Leisure Properties, Inc.	46,878	2,194,828
Healthpeak Properties, Inc.	142,468	4,229,875
Host Hotels & Resorts, Inc.	510,834	10,211,572
Invitation Homes, Inc.	69,125	2,607,395
Iron Mountain, Inc.	116,778	6,294,334
Jones Lang LaSalle, Inc. *	24,645	4,862,951
Kimco Realty Corp.	165,921	3,924,032
Lamar Advertising Co., Class A	23,060	2,258,727
Medical Properties Trust, Inc.	88,188	1,638,533
SECURITY	NUMBER OF SHARES	VALUE ($)
Mid-America Apartment Communities, Inc.	18,829	3,408,049
Omega Healthcare Investors, Inc.	71,250	2,121,113
Park Hotels & Resorts, Inc.	204,846	3,699,519
Prologis, Inc.	55,653	7,094,644
Public Storage	18,723	6,190,573
Realogy Holdings Corp. *	190,738	2,361,336
Realty Income Corp.	83,561	5,700,531
Regency Centers Corp.	36,283	2,474,863
SBA Communications Corp.	6,223	2,094,724
Service Properties Trust	327,792	2,074,923
Simon Property Group, Inc.	90,272	10,349,685
SL Green Realty Corp.	41,328	2,552,831
Sun Communities, Inc.	11,913	1,955,281
The Macerich Co.	149,807	1,760,232
UDR, Inc.	48,899	2,337,372
Ventas, Inc.	182,871	10,376,101
VICI Properties, Inc.	64,368	1,985,753
Vornado Realty Trust	89,544	3,130,458
Welltower, Inc.	134,319	11,966,480
Weyerhaeuser Co.	305,154	12,059,686
WP Carey, Inc.	33,755	2,840,146
		227,194,992

Retailing 4.2%
Advance Auto Parts, Inc.	25,421	4,826,431
Amazon.com, Inc. *	24,545	59,010,844
American Eagle Outfitters, Inc.	98,635	1,194,470
Asbury Automotive Group, Inc. *	12,689	2,298,612
AutoNation, Inc. *	42,461	5,076,637
AutoZone, Inc. *	3,192	6,574,403
Bath & Body Works, Inc.	79,277	3,251,943
Bed Bath & Beyond, Inc. *(b)	270,896	2,343,250
Best Buy Co., Inc.	161,263	13,233,242
Big Lots, Inc.	58,207	1,425,489
Booking Holdings, Inc. *	11,598	26,020,809
Burlington Stores, Inc. *	9,658	1,625,441
CarMax, Inc. *	64,716	6,424,357
Dick's Sporting Goods, Inc.	33,246	2,700,573
Dollar General Corp.	83,507	18,399,932
Dollar Tree, Inc. *	82,860	13,284,944
eBay, Inc.	288,382	14,035,552
Expedia Group, Inc. *	35,291	4,564,185
Foot Locker, Inc.	98,557	3,250,410
Genuine Parts Co.	62,900	8,600,317
Group 1 Automotive, Inc.	18,117	3,253,632
Kohl's Corp.	249,604	10,064,033
Lithia Motors, Inc.	10,506	3,198,762
LKQ Corp.	114,206	5,869,046
Lowe’s Cos., Inc.	177,884	34,740,745
Macy's, Inc.	550,115	13,010,220
Murphy USA, Inc.	26,981	6,721,507
Nordstrom, Inc.	157,451	4,161,430
O'Reilly Automotive, Inc. *	17,242	10,986,085
Penske Automotive Group, Inc.	26,806	3,086,443
Pool Corp.	3,987	1,589,298
Qurate Retail, Inc., Class A	733,355	2,647,412
Ross Stores, Inc.	92,519	7,865,965
Target Corp.	199,658	32,320,637
The Gap, Inc.	210,496	2,321,771
The Home Depot, Inc.	232,305	70,330,339
The ODP Corp. *	95,701	3,654,821
The TJX Cos., Inc.	389,387	24,753,332
Tractor Supply Co.	28,432	5,327,019
Ulta Beauty, Inc. *	11,283	4,773,837
Williams-Sonoma, Inc.	21,175	2,708,706
		451,526,881

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. *	89,389	9,105,164
Analog Devices, Inc.	77,659	13,077,776
Applied Materials, Inc.	172,714	20,257,625
Broadcom, Inc.	65,791	38,167,333
Intel Corp.	2,659,346	118,128,149
KLA Corp.	21,740	7,931,839
Lam Research Corp.	21,228	11,039,197
Marvell Technology, Inc.	56,441	3,338,485
Microchip Technology, Inc.	66,639	4,841,323
Micron Technology, Inc.	433,194	31,987,045
MKS Instruments, Inc.	11,999	1,481,876
NVIDIA Corp.	66,977	12,505,945
NXP Semiconductors N.V.	58,607	11,121,264
ON Semiconductor Corp. *	83,034	5,038,503
Qorvo, Inc. *	34,168	3,818,274
QUALCOMM, Inc.	287,794	41,217,857
Skyworks Solutions, Inc.	52,336	5,697,820
Teradyne, Inc.	25,414	2,776,734
Texas Instruments, Inc.	200,776	35,489,166
		377,021,375

Software & Services 5.8%
Accenture plc, Class A	105,417	31,462,758
Adobe, Inc. *	27,240	11,344,915
Akamai Technologies, Inc. *	38,279	3,867,710
Amdocs Ltd.	68,899	5,986,634
ANSYS, Inc. *	6,908	1,798,567
Autodesk, Inc. *	8,736	1,814,904
Automatic Data Processing, Inc.	74,572	16,625,082
Booz Allen Hamilton Holding Corp.	39,727	3,410,960
Bread Financial Holdings, Inc.	75,327	4,150,518
Broadridge Financial Solutions, Inc.	24,635	3,602,130
CACI International, Inc., Class A *	9,791	2,745,103
Cadence Design Systems, Inc. *	21,478	3,301,813
CDK Global, Inc.	72,102	3,926,675
Check Point Software Technologies Ltd. *	31,303	3,915,379
Citrix Systems, Inc.	52,018	5,237,692
Cognizant Technology Solutions Corp., Class A	257,010	19,198,647
DXC Technology Co. *	205,809	7,248,593
Fidelity National Information Services, Inc.	102,790	10,741,555
Fiserv, Inc. *	62,763	6,287,597
FleetCor Technologies, Inc. *	18,041	4,488,781
Genpact Ltd.	57,431	2,548,213
Global Payments, Inc.	34,989	4,584,959
International Business Machines Corp.	587,638	81,587,660
Intuit, Inc.	20,357	8,437,162
Jack Henry & Associates, Inc.	15,838	2,979,445
KBR, Inc.	54,691	2,721,424
Kyndryl Holdings, Inc. *	255,178	3,148,896
Leidos Holdings, Inc.	69,550	7,267,975
Mastercard, Inc., Class A	79,383	28,408,794
Maximus, Inc.	30,673	1,990,371
Microsoft Corp.	747,149	203,127,399
NortonLifeLock, Inc.	204,466	4,976,702
Oracle Corp.	616,365	44,328,971
Palo Alto Networks, Inc. *	3,011	1,513,871
Paychex, Inc.	58,122	7,197,247
PayPal Holdings, Inc. *	89,538	7,629,533
Salesforce, Inc. *	37,042	5,935,610
Science Applications International Corp.	31,900	2,761,264
SS&C Technologies Holdings, Inc.	32,628	2,087,866
SECURITY	NUMBER OF SHARES	VALUE ($)
Synopsys, Inc. *	10,491	3,348,727
The Western Union Co.	259,319	4,704,047
VeriSign, Inc. *	10,312	1,799,960
Visa, Inc., Class A	166,656	35,359,403
VMware, Inc., Class A	31,378	4,019,522
		623,621,034

Technology Hardware & Equipment 6.6%
Amphenol Corp., Class A	98,187	6,957,531
Apple Inc.	2,860,324	425,730,624
Arrow Electronics, Inc. *	76,994	9,289,326
Avnet, Inc.	260,800	12,635,760
CDW Corp.	34,831	5,916,394
Ciena Corp. *	37,210	1,891,012
Cisco Systems, Inc.	1,871,623	84,316,616
Corning, Inc.	483,699	17,326,098
Dell Technologies, Inc., Class C	49,070	2,450,556
F5, Inc. *	19,752	3,220,366
Flex Ltd. *	387,408	6,613,055
Hewlett Packard Enterprise Co.	1,682,208	26,242,445
HP, Inc.	596,046	23,150,427
Insight Enterprises, Inc. *	22,504	2,223,845
Jabil, Inc.	107,983	6,643,114
Juniper Networks, Inc.	233,525	7,164,547
Keysight Technologies, Inc. *	14,490	2,109,744
Motorola Solutions, Inc.	32,930	7,236,038
NCR Corp. *	73,270	2,541,736
NetApp, Inc.	100,465	7,228,457
Sanmina Corp. *	86,411	3,792,579
Seagate Technology Holdings plc	103,341	8,749,882
TE Connectivity Ltd.	92,107	11,917,725
Trimble, Inc. *	32,115	2,185,426
Vishay Intertechnology, Inc.	90,448	1,848,757
Western Digital Corp. *	231,184	14,030,557
Xerox Holdings Corp.	254,959	4,798,328
Zebra Technologies Corp., Class A *	5,019	1,697,376
		709,908,321

Telecommunication Services 3.4%
AT&T, Inc.	7,713,462	164,219,606
Liberty Global plc, Class A *	157,454	3,829,281
Liberty Global plc, Class C *	320,132	8,134,554
Liberty Latin America Ltd., Class A *	34,456	327,676
Liberty Latin America Ltd., Class C *	118,666	1,128,514
Lumen Technologies, Inc.	1,711,146	20,944,427
Telephone and Data Systems, Inc.	172,342	3,055,624
T-Mobile US, Inc. *	124,617	16,610,200
Verizon Communications, Inc.	2,902,337	148,860,865
		367,110,747

Transportation 2.0%
American Airlines Group, Inc. *	234,020	4,181,937
Avis Budget Group, Inc. *	41,542	7,904,612
C.H. Robinson Worldwide, Inc.	85,591	9,287,479
CSX Corp.	774,609	24,624,820
Delta Air Lines, Inc. *	158,469	6,606,573
Expeditors International of Washington, Inc.	58,701	6,389,017
FedEx Corp.	126,102	28,319,987
GXO Logistics, Inc. *	31,950	1,733,927
J.B. Hunt Transport Services, Inc.	27,337	4,717,819
Knight-Swift Transportation Holdings, Inc.	58,558	2,848,261
Landstar System, Inc.	16,815	2,546,295
Norfolk Southern Corp.	82,053	19,664,822
Old Dominion Freight Line, Inc.	13,692	3,535,822

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ryder System, Inc.	69,115	5,530,582
Southwest Airlines Co. *	110,286	5,057,716
Uber Technologies, Inc. *	50,143	1,163,318
Union Pacific Corp.	222,040	48,799,951
United Airlines Holdings, Inc. *	98,721	4,702,081
United Parcel Service, Inc., Class B	138,814	25,298,852
Werner Enterprises, Inc.	43,807	1,777,250
XPO Logistics, Inc. *	38,090	2,035,530
		216,726,651

Utilities 4.1%
Alliant Energy Corp.	76,867	4,905,652
Ameren Corp.	93,508	8,901,027
American Electric Power Co., Inc.	217,116	22,152,345
American Water Works Co., Inc.	33,681	5,094,251
Atmos Energy Corp.	40,801	4,745,564
Black Hills Corp.	28,093	2,153,609
CenterPoint Energy, Inc.	281,995	9,037,940
CMS Energy Corp.	111,467	7,918,616
Consolidated Edison, Inc.	192,590	19,116,483
Dominion Energy, Inc.	297,994	25,097,055
DTE Energy Co.	78,373	10,400,881
Duke Energy Corp.	350,976	39,491,820
Edison International	188,462	13,175,378
Entergy Corp.	91,361	10,992,556
Evergy, Inc.	157,770	11,034,434
Eversource Energy	119,387	11,021,808
Exelon Corp.	625,197	30,728,433
FirstEnergy Corp.	324,564	13,943,269
MDU Resources Group, Inc.	110,218	3,017,769
NextEra Energy, Inc.	378,309	28,634,208
NiSource, Inc.	179,948	5,659,365
NRG Energy, Inc.	124,684	5,740,451
OGE Energy Corp.	98,307	4,060,079
PG&E Corp. *	296,598	3,618,496
Pinnacle West Capital Corp.	67,911	5,273,289
Portland General Electric Co.	49,138	2,420,046
PPL Corp.	503,461	15,194,453
Public Service Enterprise Group, Inc.	213,288	14,618,760
Sempra Energy	101,215	16,585,090
Southwest Gas Holdings, Inc.	35,129	3,271,564
The AES Corp.	394,212	8,688,432
The Southern Co.	459,805	34,788,846
UGI Corp.	119,491	5,107,045
SECURITY	NUMBER OF SHARES	VALUE ($)
Vistra Corp.	463,084	12,211,525
WEC Energy Group, Inc.	103,266	10,850,159
Xcel Energy, Inc.	196,897	14,834,220
		444,484,918
Total Common Stocks (Cost $9,400,614,826)		10,774,246,182

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)	5,832,901	5,832,901
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)(d)	988,950	988,950
		6,821,851
Total Short-Term Investments (Cost $6,821,851)		6,821,851
Total Investments in Securities (Cost $9,407,436,677)		10,781,068,033

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/17/22	151	31,190,938	905,090

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $900,465.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2022:
	VALUE AT 2/28/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/22	BALANCE OF SHARES HELD AT 5/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Diversified Financials 0.1%
The Charles Schwab Corp.	$8,850,648	$1,405,453	($721,185)	$280,101	($1,713,490)	$8,101,527	115,571	$22,856

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$10,774,246,182	$—	$—	$10,774,246,182
Short-Term Investments[1]	6,821,851	—	—	6,821,851
Futures Contracts[2]	905,090	—	—	905,090
Total	$10,781,973,123	$—	$—	$10,781,973,123

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	1,510,458	12,249,814
Cooper-Standard Holdings, Inc. *	536,513	3,015,203
Dorman Products, Inc. *	65,529	6,621,705
Fox Factory Holding Corp. *	24,035	1,971,351
Gentherm, Inc. *	79,640	5,490,382
LCI Industries	77,864	9,306,305
Modine Manufacturing Co. *	417,177	4,931,032
Standard Motor Products, Inc.	119,706	4,782,255
Stoneridge, Inc. *	160,548	3,320,133
Tenneco, Inc., Class A *	1,028,632	17,805,620
Winnebago Industries, Inc.	104,511	5,168,069
		74,661,869

Banks 8.4%
1st Source Corp.	11,498	540,636
Ameris Bancorp	67,360	3,070,942
Associated Banc-Corp.	466,741	9,661,539
Atlantic Union Bankshares Corp.	120,832	4,260,536
Axos Financial, Inc. *	75,441	2,915,795
Bank of Hawaii Corp.	102,863	8,175,551
Bank OZK	235,686	9,773,898
BankUnited, Inc.	283,006	11,790,030
Banner Corp.	91,460	5,314,741
BOK Financial Corp.	65,918	5,680,154
Brookline Bancorp, Inc.	174,297	2,469,788
Cadence Bank	357,134	9,546,192
Capitol Federal Financial, Inc.	401,026	4,070,414
Cathay General Bancorp	174,282	7,164,733
Central Pacific Financial Corp.	104,727	2,528,110
City Holding Co.	30,449	2,499,558
Columbia Banking System, Inc.	173,119	5,219,538
Commerce Bancshares, Inc.	153,786	10,638,915
Community Bank System, Inc.	73,053	4,821,498
Cullen/Frost Bankers, Inc.	94,009	11,749,245
Customers Bancorp, Inc. *	9,905	409,076
CVB Financial Corp.	226,115	5,603,130
Eagle Bancorp, Inc.	56,299	2,790,178
Eastern Bankshares, Inc.	27,245	530,460
Enterprise Financial Services Corp.	12,297	569,474
Essent Group Ltd.	167,383	7,162,319
F.N.B. Corp.	934,906	11,359,108
Federal Agricultural Mortgage Corp., Class C	29,056	3,051,171
First BanCorp	354,121	5,287,026
First Bancorp/Southern Pines NC	12,593	471,860
First Busey Corp.	109,070	2,557,691
First Citizens BancShares, Inc., Class A	38,168	26,732,867
First Commonwealth Financial Corp.	213,716	2,994,161
First Financial Bancorp	206,384	4,329,936
SECURITY	NUMBER OF SHARES	VALUE ($)
First Financial Bankshares, Inc.	83,102	3,427,126
First Hawaiian, Inc.	382,830	9,804,276
First Interstate BancSystem, Inc., Class A	215,768	8,214,288
First Merchants Corp.	88,952	3,661,264
Flagstar Bancorp, Inc.	142,042	5,472,878
Fulton Financial Corp.	466,365	7,391,885
Glacier Bancorp, Inc.	118,631	5,742,927
Hancock Whitney Corp.	187,376	9,338,820
Hanmi Financial Corp.	104,347	2,435,459
Heartland Financial USA, Inc.	61,362	2,714,041
Heritage Financial Corp.	21,842	570,076
Hilltop Holdings, Inc.	163,482	4,906,095
HomeStreet, Inc.	12,084	487,106
Hope Bancorp, Inc.	382,407	5,575,494
Independent Bank Corp.	48,322	4,025,223
Independent Bank Group, Inc.	40,188	2,936,939
International Bancshares Corp.	130,333	5,464,863
Kearny Financial Corp.	45,544	565,201
Lakeland Financial Corp.	7,471	539,107
Meta Financial Group, Inc.	12,029	500,046
Mr Cooper Group, Inc. *	16,055	696,145
National Bank Holdings Corp., Class A	56,696	2,310,362
NBT Bancorp, Inc.	104,958	3,881,347
NMI Holdings, Inc., Class A *	31,619	588,430
Northwest Bancshares, Inc.	294,749	3,799,315
OceanFirst Financial Corp.	26,793	540,415
OFG Bancorp	134,744	3,818,645
Old National Bancorp	717,895	11,414,530
Pacific Premier Bancorp, Inc.	76,863	2,502,659
PacWest Bancorp	368,712	11,643,925
Park National Corp.	29,387	3,635,466
PennyMac Financial Services, Inc.	72,245	3,541,450
Pinnacle Financial Partners, Inc.	73,302	5,968,249
Prosperity Bancshares, Inc.	147,369	10,684,252
Provident Financial Services, Inc.	167,444	3,849,538
Renasant Corp.	106,786	3,303,959
S&T Bancorp, Inc.	101,899	2,996,850
Sandy Spring Bancorp, Inc.	67,944	2,877,428
Simmons First National Corp., Class A	210,280	5,406,299
Southside Bancshares, Inc.	58,212	2,347,690
SouthState Corp.	80,318	6,491,301
Texas Capital Bancshares, Inc. *	105,973	5,990,654
The Bank of N.T. Butterfield & Son Ltd.	118,080	3,728,966
Tompkins Financial Corp.	31,202	2,377,904
Towne Bank	120,907	3,564,338
TriCo Bancshares	13,518	612,906
Trustmark Corp.	187,156	5,444,368
UMB Financial Corp.	66,280	6,120,958
Umpqua Holdings Corp.	615,607	10,865,464
United Bankshares, Inc.	228,660	8,588,470
United Community Banks, Inc.	128,081	4,025,586
Valley National Bancorp	687,403	8,736,892
Walker & Dunlop, Inc.	60,993	6,484,166
Washington Federal, Inc.	275,714	8,946,919
Washington Trust Bancorp, Inc.	10,214	512,743

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Webster Financial Corp.	302,866	14,867,692
WesBanco, Inc.	126,593	4,311,758
Westamerica BanCorp	45,174	2,719,927
Western Alliance Bancorp	79,721	6,486,898
Wintrust Financial Corp.	110,308	9,639,816
WSFS Financial Corp.	64,853	2,774,411
		488,612,475

Capital Goods 10.9%
AAON, Inc.	49,782	2,667,320
AAR Corp. *	196,248	9,463,079
Advanced Drainage Systems, Inc.	31,502	3,449,784
Aerojet Rocketdyne Holdings, Inc. *	131,406	5,353,480
Alamo Group, Inc.	28,067	3,301,521
Albany International Corp., Class A	67,259	5,676,660
Altra Industrial Motion Corp.	111,828	4,384,776
American Woodmark Corp. *	94,085	4,899,947
API Group Corp. *	268,398	4,683,545
Apogee Enterprises, Inc.	156,694	6,518,470
Applied Industrial Technologies, Inc.	122,612	12,679,307
Arcosa, Inc.	212,667	11,243,704
Argan, Inc.	78,152	3,125,298
Armstrong World Industries, Inc.	89,142	7,443,357
Astec Industries, Inc.	99,695	4,662,735
Astronics Corp. *	202,501	2,126,261
Atkore, Inc. *	51,150	5,571,258
Axon Enterprise, Inc. *	4,069	412,434
AZZ, Inc.	108,828	4,871,141
Barnes Group, Inc.	203,579	7,334,951
Beacon Roofing Supply, Inc. *	201,199	12,355,631
BWX Technologies, Inc.	220,439	11,286,477
Columbus McKinnon Corp.	69,519	2,346,266
Comfort Systems USA, Inc.	94,121	8,444,536
Construction Partners, Inc., Class A *	18,951	435,683
Core & Main, Inc., Class A *	32,926	777,054
Cornerstone Building Brands, Inc. *	28,304	694,863
Crane Holdings Co.	127,134	12,161,638
CSW Industrials, Inc.	19,623	2,082,393
Douglas Dynamics, Inc.	77,233	2,426,661
DXP Enterprises, Inc. *	28,916	887,143
Dycom Industries, Inc. *	156,833	14,602,721
Encore Wire Corp.	73,384	9,174,468
Enerpac Tool Group Corp.	137,051	2,675,236
EnerSys	155,281	10,515,629
EnPro Industries, Inc.	58,597	5,611,249
Esab Corp. *	86,578	4,328,900
ESCO Technologies, Inc.	51,254	3,373,026
Evoqua Water Technologies Corp. *	78,973	2,810,649
Federal Signal Corp.	143,304	5,029,970
Franklin Electric Co., Inc.	89,793	6,619,540
Gates Industrial Corp. plc *	80,033	1,021,221
Generac Holdings, Inc. *	29,168	7,206,829
Gibraltar Industries, Inc. *	80,709	3,370,408
GMS, Inc. *	147,570	7,350,462
GrafTech International Ltd.	395,314	3,431,326
Granite Construction, Inc.	292,994	9,566,254
Great Lakes Dredge & Dock Corp. *	177,947	2,615,821
Griffon Corp.	205,281	6,583,362
H&E Equipment Services, Inc.	179,406	6,395,824
HEICO Corp.	31,892	4,562,151
HEICO Corp., Class A	54,249	6,352,015
Herc Holdings, Inc.	60,783	7,124,983
Hillenbrand, Inc.	188,933	7,904,957
Hyster-Yale Materials Handling, Inc.	84,867	3,135,836
JELD-WEN Holding, Inc. *	336,720	6,340,438
John Bean Technologies Corp.	43,037	5,239,755
Kadant, Inc.	15,974	2,956,787
Kaman Corp.	151,516	5,486,394
SECURITY	NUMBER OF SHARES	VALUE ($)
Kennametal, Inc.	287,584	7,977,580
Kratos Defense & Security Solutions, Inc. *	120,004	1,730,458
Lindsay Corp.	22,099	2,784,474
Masonite International Corp. *	88,980	8,171,033
Maxar Technologies, Inc.	196,727	5,874,268
Mercury Systems, Inc. *	62,821	3,757,324
Meritor, Inc. *	376,037	13,601,258
Moog, Inc., Class A	158,133	12,870,445
MRC Global, Inc. *	784,349	8,776,865
Mueller Industries, Inc.	236,990	12,761,912
Mueller Water Products, Inc., Class A	413,830	4,936,992
MYR Group, Inc. *	54,802	5,020,411
National Presto Industries, Inc.	31,470	2,127,057
NOW, Inc. *	1,247,010	13,766,990
Parsons Corp. *	80,580	3,145,843
Patrick Industries, Inc.	74,841	4,498,693
PGT Innovations, Inc. *	137,530	2,764,353
Primoris Services Corp.	333,416	8,095,340
Proto Labs, Inc. *	54,471	2,624,957
Quanex Building Products Corp.	174,338	3,546,035
RBC Bearings, Inc. *	27,757	5,173,627
Resideo Technologies, Inc. *	476,836	11,262,866
REV Group, Inc.	51,237	628,678
Rush Enterprises, Inc., Class A	279,076	14,227,294
Simpson Manufacturing Co., Inc.	79,872	8,654,131
SiteOne Landscape Supply, Inc. *	30,078	4,038,573
SPX Corp. *	57,444	2,891,157
Standex International Corp.	39,393	3,667,488
Sterling Construction Co., Inc. *	20,422	502,585
Tennant Co.	50,015	3,112,934
Terex Corp.	255,779	9,052,019
Textainer Group Holdings Ltd.	81,322	2,638,086
The AZEK Co., Inc. *	22,984	484,273
The Gorman-Rupp Co.	19,301	574,977
The Greenbrier Cos., Inc.	309,909	12,895,314
The Manitowoc Co., Inc. *	186,597	2,429,493
The Shyft Group, Inc.	14,996	332,761
Titan Machinery, Inc. *	25,957	685,524
TPI Composites, Inc. *	59,010	813,748
Trex Co., Inc. *	59,252	3,775,537
TriMas Corp.	125,256	3,529,714
Trinity Industries, Inc.	413,869	10,288,783
Triton International Ltd.	211,853	13,509,866
Tutor Perini Corp. *	709,288	7,192,180
Valmont Industries, Inc.	57,214	14,689,695
Vectrus, Inc. *	75,911	2,719,132
Veritiv Corp. *	29,312	4,260,499
Vertiv Holdings Co.	32,731	359,714
Wabash National Corp.	553,870	8,501,905
Watts Water Technologies, Inc., Class A	47,678	6,237,713
Welbilt, Inc. *	192,195	4,549,256
WillScot Mobile Mini Holdings Corp. *	29,657	1,059,645
Woodward, Inc.	106,195	10,790,474
Zurn Water Solutions Corp.	184,582	5,319,653
		634,835,166

Commercial & Professional Services 5.0%
ACCO Brands Corp.	758,686	5,720,492
ADT, Inc.	863,643	6,460,050
ASGN, Inc. *	117,594	11,198,477
Barrett Business Services, Inc.	8,529	638,481
Brady Corp., Class A	154,864	7,512,453
BrightView Holdings, Inc. *	246,018	3,198,234
Casella Waste Systems, Inc., Class A *	8,806	630,333
CBIZ, Inc. *	114,185	4,677,018
Cimpress plc *	57,358	2,499,662
Clarivate plc *	59,798	883,216

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Clean Harbors, Inc. *	131,084	12,243,246
CoStar Group, Inc. *	128,466	7,828,718
Deluxe Corp.	339,003	8,112,342
Dun & Bradstreet Holdings, Inc. *	45,760	790,275
Exponent, Inc.	37,249	3,366,937
FTI Consulting, Inc. *	85,307	14,331,576
Harsco Corp. *	378,153	3,138,670
Healthcare Services Group, Inc.	458,721	7,876,240
Heidrick & Struggles International, Inc.	55,783	1,927,860
HNI Corp.	249,010	9,494,751
Huron Consulting Group, Inc. *	70,806	4,242,696
IAA, Inc. *	127,097	4,960,596
ICF International, Inc.	60,737	6,207,929
Insperity, Inc.	59,016	5,905,731
Interface, Inc.	347,966	5,007,231
KAR Auction Services, Inc. *	673,956	10,763,077
Kelly Services, Inc., Class A	730,358	14,577,946
Kforce, Inc.	88,037	5,782,270
Kimball International, Inc., Class B	98,700	842,898
Korn Ferry	137,580	8,455,667
Matthews International Corp., Class A	178,553	5,777,975
McGrath RentCorp	69,002	5,672,654
MillerKnoll, Inc.	321,071	9,696,344
MSA Safety, Inc.	45,117	5,751,966
Pitney Bowes, Inc.	1,869,851	8,750,903
Resources Connection, Inc.	244,267	4,511,611
Rollins, Inc.	194,255	6,888,282
SP Plus Corp. *	134,162	4,287,818
Steelcase, Inc., Class A	791,952	9,709,332
Stericycle, Inc. *	196,356	9,925,796
Tetra Tech, Inc.	81,572	11,009,773
The Brink's Co.	100,645	6,122,235
TriNet Group, Inc. *	61,725	4,847,881
TrueBlue, Inc. *	377,655	8,315,963
UniFirst Corp.	51,582	8,430,562
Viad Corp. *	102,128	3,076,095
		292,050,262

Consumer Durables & Apparel 3.2%
Acushnet Holdings Corp.	81,555	3,319,289
Beazer Homes USA, Inc. *	206,718	3,350,899
Callaway Golf Co. *	155,019	3,365,463
Cavco Industries, Inc. *	20,033	4,450,531
Century Communities, Inc.	75,858	4,124,399
Columbia Sportswear Co.	92,221	7,172,949
Crocs, Inc. *	41,735	2,327,144
Ethan Allen Interiors, Inc.	198,593	4,619,273
Fossil Group, Inc. *	513,216	3,767,005
G-III Apparel Group Ltd. *	352,310	8,828,889
Helen of Troy Ltd. *	50,300	9,315,057
Installed Building Products, Inc.	27,506	2,627,923
iRobot Corp. *	81,606	3,883,630
Kontoor Brands, Inc.	167,654	6,717,896
La-Z-Boy, Inc.	254,414	6,495,189
LGI Homes, Inc. *	40,899	4,007,693
M.D.C. Holdings, Inc.	224,980	8,589,736
M/I Homes, Inc. *	135,674	6,342,760
Malibu Boats, Inc., Class A *	9,310	545,566
Mattel, Inc. *	699,526	17,572,093
Movado Group, Inc.	76,052	2,580,444
Oxford Industries, Inc.	60,952	5,556,384
Skyline Champion Corp. *	48,242	2,563,097
Smith & Wesson Brands, Inc.	188,280	2,914,574
Sonos, Inc. *	24,673	546,014
Steven Madden Ltd.	277,386	10,313,211
Sturm Ruger & Co., Inc.	71,871	4,879,322
Tempur Sealy International, Inc.	281,710	7,428,693
TopBuild Corp. *	46,964	9,264,119
SECURITY	NUMBER OF SHARES	VALUE ($)
Tupperware Brands Corp. *	397,628	2,636,274
Under Armour, Inc., Class A *	369,726	3,911,701
Under Armour, Inc., Class C *	390,081	3,783,786
Universal Electronics, Inc. *	80,965	2,169,862
Vera Bradley, Inc. *	66,530	453,069
Vista Outdoor, Inc. *	155,835	6,005,881
Wolverine World Wide, Inc.	360,476	7,692,558
YETI Holdings, Inc. *	14,368	657,336
		184,779,709

Consumer Services 5.3%
Adtalem Global Education, Inc. *	371,319	12,112,426
American Public Education, Inc. *	113,173	1,577,632
Arcos Dorados Holdings, Inc., Class A	789,656	6,175,110
Bally's Corp. *	57,070	1,491,810
BJ's Restaurants, Inc. *	135,107	3,549,261
Bloomin' Brands, Inc.	488,866	10,319,961
Boyd Gaming Corp.	147,726	8,681,857
Bright Horizons Family Solutions, Inc. *	73,270	6,634,599
Brinker International, Inc. *	253,718	7,700,341
Caesars Entertainment, Inc. *	64,517	3,236,818
Choice Hotels International, Inc.	33,069	4,229,194
Churchill Downs, Inc.	52,255	10,577,980
Cracker Barrel Old Country Store, Inc.	119,243	12,163,978
Dave & Buster's Entertainment, Inc. *	185,762	7,038,522
Denny's Corp. *	221,723	2,297,050
Dine Brands Global, Inc.	52,292	3,842,939
Everi Holdings, Inc. *	107,141	1,917,824
Frontdoor, Inc. *	86,069	2,129,347
Graham Holdings Co., Class B	20,969	12,854,416
Grand Canyon Education, Inc. *	112,411	10,023,689
Hilton Grand Vacations, Inc. *	201,516	9,219,357
Hyatt Hotels Corp., Class A *	173,385	15,325,500
International Game Technology plc	518,841	11,113,574
Jack in the Box, Inc.	127,615	8,716,104
Laureate Education, Inc.	631,648	8,040,879
Marriott Vacations Worldwide Corp.	98,936	14,614,826
Papa John's International, Inc.	38,903	3,423,853
Penn National Gaming, Inc. *	242,178	7,740,009
Perdoceo Education Corp. *	325,266	3,548,652
Planet Fitness, Inc., Class A *	75,634	5,322,365
Red Robin Gourmet Burgers, Inc. *	186,693	1,837,059
Red Rock Resorts, Inc., Class A	107,584	4,166,728
Regis Corp. *(a)	1,254,948	963,926
Scientific Games Corp., Class A *	136,797	7,222,882
SeaWorld Entertainment, Inc. *	71,682	3,883,731
Six Flags Entertainment Corp. *	398,426	11,693,803
Strategic Education, Inc.	79,571	5,237,363
Stride, Inc. *	178,095	6,965,295
Terminix Global Holdings, Inc. *	222,446	9,656,381
Texas Roadhouse, Inc.	141,167	11,006,791
The Cheesecake Factory, Inc.	203,209	6,636,806
The Wendy's Co.	649,586	12,108,283
Wingstop, Inc.	3,554	283,112
WW International, Inc. *	189,590	1,344,193
Wyndham Hotels & Resorts, Inc.	137,508	11,018,516
		309,644,742

Diversified Financials 3.7%
A-Mark Precious Metals, Inc.	12,803	973,412
Apollo Commercial Real Estate Finance, Inc.	413,123	5,259,056
Arbor Realty Trust, Inc.	182,109	2,990,230
Ares Management Corp., Class A	42,819	3,047,428
Artisan Partners Asset Management, Inc., Class A	141,043	5,417,462
B. Riley Financial, Inc.	10,788	586,328

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BGC Partners, Inc., Class A	1,142,809	3,725,557
Blackstone Mortgage Trust, Inc., Class A	289,504	9,006,470
Brightsphere Investment Group, Inc.	203,372	4,146,755
BrightSpire Capital, Inc.	254,615	2,263,527
Broadmark Realty Capital, Inc.	73,401	542,433
Cannae Holdings, Inc. *	208,935	4,235,113
Cohen & Steers, Inc.	40,862	3,114,093
Compass Diversified Holdings	248,726	5,641,106
Cowen, Inc., Class A	23,781	631,148
Credit Acceptance Corp. *	16,398	9,761,893
Donnelley Financial Solutions, Inc. *	101,982	3,172,660
Encore Capital Group, Inc. *	79,920	4,883,911
Enova International, Inc. *	123,230	3,891,603
FactSet Research Systems, Inc.	30,750	11,739,735
Federated Hermes, Inc.	382,403	12,990,230
FirstCash Holdings, Inc.	136,162	10,164,493
Focus Financial Partners, Inc., Class A *	12,811	482,975
Green Dot Corp., Class A *	132,237	3,813,715
Houlihan Lokey, Inc.	65,646	5,641,617
Interactive Brokers Group, Inc., Class A	41,023	2,524,555
Ladder Capital Corp.	515,613	5,960,486
LendingClub Corp. *	29,688	466,695
LendingTree, Inc. *	5,307	334,925
MarketAxess Holdings, Inc.	16,991	4,786,025
MFA Financial, Inc.	452,123	6,112,706
Moelis & Co., Class A	111,853	5,248,143
Morningstar, Inc.	18,102	4,652,757
Nelnet, Inc., Class A	58,870	4,985,700
New York Mortgage Trust, Inc.	1,216,104	3,684,795
PennyMac Mortgage Investment Trust	342,404	5,540,097
Piper Sandler Cos.	29,170	3,844,314
PRA Group, Inc. *	125,997	4,661,889
Ready Capital Corp.	35,282	517,940
Redwood Trust, Inc.	420,549	4,289,600
Regional Management Corp.	10,565	502,683
Stifel Financial Corp.	135,468	8,692,982
The Carlyle Group, Inc.	130,887	5,043,076
TPG RE Finance Trust, Inc.	219,507	2,302,629
Tradeweb Markets, Inc., Class A	39,967	2,702,169
Two Harbors Investment Corp.	1,502,588	8,023,820
Virtu Financial, Inc., Class A	103,132	2,694,839
Virtus Investment Partners, Inc.	11,287	2,174,553
WisdomTree Investments, Inc.	443,013	2,635,927
World Acceptance Corp. *	22,285	3,299,740
		213,805,995

Energy 8.9%
Alto Ingredients, Inc. *	637,445	2,836,630
Antero Midstream Corp.	94,112	1,022,056
Arch Resources, Inc. (a)	168,473	25,749,413
Archrock, Inc.	750,320	7,525,710
Berry Corp.	56,788	632,050
Cactus, Inc., Class A	11,755	616,197
Centennial Resource Development, Inc., Class A *	831,322	6,600,697
ChampionX Corp.	246,366	5,732,937
CNX Resources Corp. *	980,706	21,300,934
CONSOL Energy, Inc. *	338,186	17,436,870
Continental Resources, Inc.	180,636	12,295,892
Core Laboratories N.V.	190,176	5,359,160
CVR Energy, Inc.	428,103	14,739,586
DHT Holdings, Inc.	696,785	4,152,839
Diamondback Energy, Inc.	283,864	43,153,005
Dorian LPG Ltd.	43,583	740,911
Dril-Quip, Inc. *	195,977	6,161,517
DTE Midstream LLC *	228,533	13,277,767
EQT Corp.	561,493	26,794,446
Golar LNG Ltd. *	202,844	5,138,038
SECURITY	NUMBER OF SHARES	VALUE ($)
Green Plains, Inc. *	291,221	9,487,980
Helix Energy Solutions Group, Inc. *	925,809	4,295,754
International Seaways, Inc.	299,581	7,228,890
Kosmos Energy Ltd. *	2,081,280	16,109,107
Liberty Energy, Inc. *	261,979	4,262,398
Matador Resources Co.	133,304	8,118,214
Nabors Industries Ltd. *	165,273	27,562,578
NexTier Oilfield Solutions, Inc. *	1,073,514	11,701,303
Nordic American Tankers Ltd.	1,649,956	3,382,410
Oceaneering International, Inc. *	808,430	10,283,230
Oil States International, Inc. *	901,812	6,980,025
Par Pacific Holdings, Inc. *	330,605	5,421,922
Patterson-UTI Energy, Inc.	1,813,899	34,609,193
PDC Energy, Inc.	193,141	15,285,179
ProPetro Holding Corp. *	621,013	8,104,220
Range Resources Corp. *	335,902	11,403,873
Renewable Energy Group, Inc. *	239,397	14,677,430
RPC, Inc. *	84,802	793,747
Scorpio Tankers, Inc.	325,036	10,742,440
SFL Corp., Ltd.	679,227	7,641,304
SM Energy Co.	533,460	25,750,114
Southwestern Energy Co. *	1,587,501	14,478,009
Talos Energy, Inc. *	43,231	933,790
Teekay Tankers Ltd., Class A *	298,976	6,173,854
Texas Pacific Land Corp.	985	1,542,500
Transocean Ltd. *	5,431,098	22,376,124
US Silica Holdings, Inc. *	302,678	5,351,347
Valaris Ltd. *	29,834	1,773,631
Weatherford International plc *	68,975	2,334,114
		520,071,335

Food & Staples Retailing 1.0%
BJ's Wholesale Club Holdings, Inc. *	124,632	7,212,454
Grocery Outlet Holding Corp. *	173,733	6,645,287
Ingles Markets, Inc., Class A	124,338	11,073,542
PriceSmart, Inc.	133,034	10,460,463
The Andersons, Inc.	274,934	10,340,268
The Chefs' Warehouse, Inc. *	96,857	3,460,701
Weis Markets, Inc.	119,629	8,795,124
		57,987,839

Food, Beverage & Tobacco 2.3%
Adecoagro SA	159,629	1,773,478
B&G Foods, Inc. (a)	330,743	7,478,099
Brown-Forman Corp., Class B	195,089	12,899,285
Calavo Growers, Inc.	113,457	3,863,211
Cal-Maine Foods, Inc.	196,585	9,383,002
Coca-Cola Consolidated, Inc.	7,858	4,439,534
Dole plc	44,407	454,728
Fresh Del Monte Produce, Inc.	413,092	10,550,370
Hostess Brands, Inc. *	243,542	5,175,268
J&J Snack Foods Corp.	40,845	5,237,146
John B Sanfilippo & Son, Inc.	47,005	3,590,242
Lancaster Colony Corp.	45,466	5,542,305
Mission Produce, Inc. *	43,813	585,780
National Beverage Corp.	15,942	791,201
Nomad Foods Ltd. *	283,477	5,916,165
Pilgrim's Pride Corp. *	343,771	11,454,450
The Boston Beer Co., Inc., Class A *	12,731	4,523,324
The Hain Celestial Group, Inc. *	243,797	6,424,051
TreeHouse Foods, Inc. *	341,683	14,050,005
Universal Corp.	250,484	15,950,821
Vector Group Ltd.	556,603	6,851,783
		136,934,248

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 4.1%
ABIOMED, Inc. *	19,110	5,039,307
Acadia Healthcare Co., Inc. *	195,626	13,922,702
Addus HomeCare Corp. *	28,104	2,346,684
Allscripts Healthcare Solutions, Inc. *	398,746	6,814,569
Amedisys, Inc. *	40,030	4,639,877
AMN Healthcare Services, Inc. *	81,931	7,939,114
Avanos Medical, Inc. *	98,109	2,814,747
Brookdale Senior Living, Inc. *	1,202,694	6,855,356
Change Healthcare, Inc. *	444,372	10,704,922
Chemed Corp.	26,726	12,946,074
Community Health Systems, Inc. *	619,880	3,248,171
CONMED Corp.	31,633	3,678,602
Covetrus, Inc. *	456,242	9,498,958
Cross Country Healthcare, Inc. *	25,331	447,092
DexCom, Inc. *	2,628	782,986
Enovis Corp. *	86,614	5,745,973
Globus Medical, Inc., Class A *	73,420	4,889,772
Haemonetics Corp. *	119,239	7,543,059
HealthEquity, Inc. *	12,037	753,275
ICU Medical, Inc. *	27,288	4,956,592
Integer Holdings Corp. *	70,610	5,633,266
Integra LifeSciences Holdings Corp. *	74,395	4,660,103
Invacare Corp. *	232,659	217,280
LHC Group, Inc. *	46,807	7,800,855
LivaNova plc *	42,372	2,884,262
Masimo Corp. *	35,132	4,933,587
MEDNAX, Inc. *	474,274	9,162,974
Merit Medical Systems, Inc. *	60,437	3,710,227
ModivCare, Inc. *	34,914	3,331,843
Multiplan Corp. *	340,950	1,704,750
Natus Medical, Inc. *	93,084	3,052,224
Neogen Corp. *	81,247	2,149,796
NextGen Healthcare, Inc. *	151,503	2,743,719
NuVasive, Inc. *	107,526	6,173,068
Omnicell, Inc. *	28,062	3,119,372
Option Care Health, Inc. *	47,554	1,443,739
Orthofix Medical, Inc. *	65,378	1,797,241
Owens & Minor, Inc.	305,160	10,643,981
Premier, Inc., Class A	337,948	12,642,635
Quidel Corp. *	24	2,281
QuidelOrtho Corp. *	20,354	1,934,189
RadNet, Inc. *	21,020	431,541
Select Medical Holdings Corp.	324,856	7,910,244
Teladoc Health, Inc. *	9,325	317,889
The Ensign Group, Inc.	65,558	5,321,343
Tivity Health, Inc. *	21,372	692,453
US Physical Therapy, Inc.	22,539	2,537,666
Varex Imaging Corp. *	123,369	2,842,422
Veeva Systems, Inc., Class A *	22,265	3,790,839
West Pharmaceutical Services, Inc.	33,726	10,467,876
		239,621,497

Household & Personal Products 0.7%
Central Garden & Pet Co., Class A *	120,399	5,096,490
Coty, Inc., Class A *	1,181,012	8,373,375
Edgewell Personal Care Co.	262,345	9,549,358
Energizer Holdings, Inc.	162,427	4,871,186
Herbalife Nutrition Ltd. *	200,867	4,376,892
Inter Parfums, Inc.	27,984	2,065,219
Medifast, Inc.	14,416	2,403,868
Reynolds Consumer Products, Inc.	22,886	622,957
USANA Health Sciences, Inc. *	53,603	3,769,899
WD-40 Co.	16,870	3,184,887
		44,314,131

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 2.4%
Ambac Financial Group, Inc. *	290,469	3,110,923
American Equity Investment Life Holding Co.	413,146	16,633,258
AMERISAFE, Inc.	75,989	3,829,846
Argo Group International Holdings Ltd.	103,136	4,368,841
Axis Capital Holdings Ltd.	280,985	16,457,291
Brighthouse Financial, Inc. *	54,407	2,672,472
CNA Financial Corp.	125,437	5,750,032
Employers Holdings, Inc.	121,010	5,011,024
Enstar Group Ltd. *	19,414	4,502,689
Horace Mann Educators Corp.	112,229	4,540,785
James River Group Holdings Ltd.	151,992	3,883,396
MBIA, Inc. *	387,825	5,433,428
Mercury General Corp.	115,448	5,651,180
ProAssurance Corp.	417,435	9,271,231
RLI Corp.	52,543	6,364,008
Safety Insurance Group, Inc.	55,934	5,194,031
Selective Insurance Group, Inc.	122,352	9,702,513
SiriusPoint Ltd. *	277,338	1,553,093
Stewart Information Services Corp.	123,515	6,853,847
United Fire Group, Inc.	124,087	4,021,660
Universal Insurance Holdings, Inc.	305,514	3,941,131
White Mountains Insurance Group Ltd.	10,423	12,975,176
		141,721,855

Materials 6.3%
AdvanSix, Inc.	135,150	6,261,500
Allegheny Technologies, Inc. *	489,048	13,448,820
Alpha Metallurgical Resources, Inc. *	14,559	2,354,773
American Vanguard Corp.	33,850	835,418
Ashland Global Holdings, Inc.	162,029	17,340,344
Avient Corp.	249,665	12,283,518
Balchem Corp.	35,073	4,364,133
Cabot Corp.	202,573	15,316,545
Carpenter Technology Corp.	323,619	11,401,097
Century Aluminum Co. *	209,378	2,470,660
Clearwater Paper Corp. *	171,903	5,904,868
Cleveland-Cliffs, Inc. *	348,646	8,081,614
Coeur Mining, Inc. *	204,902	797,069
Compass Minerals International, Inc.	144,985	6,514,176
Constellium SE *	312,039	5,270,339
Eagle Materials, Inc.	81,942	10,698,348
Ecovyst, Inc.	61,001	626,480
Element Solutions, Inc.	364,603	7,762,398
GCP Applied Technologies, Inc. *	132,424	4,121,035
Glatfelter Corp.	278,185	2,397,955
Greif, Inc., Class A	125,274	7,450,045
H.B. Fuller Co.	143,545	10,203,179
Hawkins, Inc.	68,682	2,483,541
Hecla Mining Co.	768,978	3,629,576
Ingevity Corp. *	78,463	5,467,302
Innospec, Inc.	82,175	8,384,315
Kaiser Aluminum Corp.	73,249	7,483,850
Koppers Holdings, Inc.	101,202	2,742,574
Livent Corp. *	129,291	4,110,161
Materion Corp.	76,320	6,256,714
Mercer International, Inc.	77,394	1,143,109
Minerals Technologies, Inc.	125,944	8,345,049
Myers Industries, Inc.	139,164	3,312,103
Neenah, Inc.	111,306	4,219,610
NewMarket Corp.	28,278	9,318,167
Olympic Steel, Inc.	38,733	1,323,507
Orion Engineered Carbons S.A.	323,220	6,241,378
Pactiv Evergreen, Inc.	115,012	1,183,473
Quaker Chemical Corp.	14,742	2,305,649
Rayonier Advanced Materials, Inc. *	246,787	950,130

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Resolute Forest Products, Inc.	136,831	1,978,576
Royal Gold, Inc.	59,599	6,739,455
Schnitzer Steel Industries, Inc., Class A	167,109	6,787,968
Schweitzer-Mauduit International, Inc.	178,819	4,849,571
Sensient Technologies Corp.	103,463	9,046,805
Silgan Holdings, Inc.	287,598	12,599,668
Southern Copper Corp.	144,621	8,934,685
Stepan Co.	81,517	9,138,871
Summit Materials, Inc., Class A *	273,503	7,469,367
SunCoke Energy, Inc.	771,027	6,237,608
The Scotts Miracle-Gro Co.	74,518	7,050,893
TimkenSteel Corp. *	61,799	1,427,557
Trinseo plc	246,038	11,635,137
Tronox Holdings plc, Class A	272,513	4,907,959
Valvoline, Inc.	237,733	7,954,546
Westlake Corp.	124,868	16,496,312
Worthington Industries, Inc.	165,602	7,723,677
		365,783,177

Media & Entertainment 3.0%
AMC Entertainment Holdings, Inc., Class A *(a)	157,947	2,264,960
AMC Networks, Inc., Class A *	296,940	11,657,864
Audacy, Inc. *	282,847	492,154
Bumble, Inc., Class A *	30,684	874,494
Cable One, Inc.	4,984	6,494,650
Cars.com, Inc. *	315,066	3,260,933
Cinemark Holdings, Inc. *	856,740	14,547,445
Clear Channel Outdoor Holdings, Inc. *	828,767	1,309,452
Gannett Co., Inc. *	1,080,245	4,245,363
Gray Television, Inc.	342,353	6,751,201
IAC/InterActiveCorp *	16,309	1,391,158
iHeartMedia, Inc., Class A *	476,330	5,620,694
John Wiley & Sons, Inc., Class A	153,286	8,118,027
Liberty Media Corp. - Liberty Formula One, Class A *	18,170	1,036,053
Liberty Media Corp. - Liberty Formula One, Class C *	145,333	9,052,793
Lions Gate Entertainment Corp., Class A *	211,993	2,168,688
Lions Gate Entertainment Corp., Class B *	406,316	3,815,307
Live Nation Entertainment, Inc. *	90,781	8,628,734
Madison Square Garden Entertainment Corp. *	82,303	5,579,320
Madison Square Garden Sports Corp. *	20,687	3,389,772
Match Group, Inc. *	110,823	8,730,636
Pinterest, Inc., Class A *	40,136	788,672
Roku, Inc. *	5,787	549,186
Scholastic Corp.	175,053	6,569,739
Sinclair Broadcast Group, Inc., Class A	336,970	8,164,783
Sirius XM Holdings, Inc. (a)	2,142,681	13,713,159
Spotify Technology S.A. *	46,757	5,272,787
The E.W. Scripps Co., Class A *	152,502	2,420,207
The Marcus Corp. *	163,049	2,554,978
The New York Times Co., Class A	208,823	7,202,305
TripAdvisor, Inc. *	287,825	7,149,573
WideOpenWest, Inc. *	40,808	896,960
World Wrestling Entertainment, Inc., Class A	52,775	3,523,787
Yandex N.V., Class A *(b)(c)	127,101	48,146
Yelp, Inc. *	221,143	6,503,816
Zillow Group, Inc., Class A *	13,862	553,926
Zillow Group, Inc., Class C *	35,927	1,433,487
		176,775,209

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Alkermes plc *	137,453	4,102,972
Avantor, Inc. *	200,181	6,413,799
BioMarin Pharmaceutical, Inc. *	66,882	5,024,845
Bio-Rad Laboratories, Inc., Class A *	14,338	7,710,833
Bio-Techne Corp.	14,901	5,509,347
Bruker Corp.	104,182	6,509,291
Catalent, Inc. *	91,848	9,465,855
Charles River Laboratories International, Inc. *	31,660	7,410,973
Corcept Therapeutics, Inc. *	22,764	474,402
Eagle Pharmaceuticals, Inc. *	12,418	579,921
Elanco Animal Health, Inc. *	439,157	10,408,021
Emergent BioSolutions, Inc. *	90,264	2,975,101
Exact Sciences Corp. *	7,749	385,978
Exelixis, Inc. *	289,550	5,307,451
Horizon Therapeutics plc *	56,641	5,080,131
Incyte Corp. *	107,140	8,130,855
Ionis Pharmaceuticals, Inc. *	16,735	611,162
Ligand Pharmaceuticals, Inc. *	20,021	1,780,067
Medpace Holdings, Inc. *	18,456	2,643,637
Myriad Genetics, Inc. *	211,694	4,072,993
OPKO Health, Inc. *	207,585	622,755
Prestige Consumer Healthcare, Inc. *	107,770	6,015,721
Royalty Pharma plc, Class A	109,573	4,507,833
Seagen, Inc. *	7,397	1,003,625
Supernus Pharmaceuticals, Inc. *	21,595	601,853
Syneos Health, Inc. *	126,078	9,315,903
		116,665,324

Real Estate 9.6%
Acadia Realty Trust	198,213	3,896,868
Agree Realty Corp.	11,670	811,882
Alexander & Baldwin, Inc.	351,665	7,173,966
American Assets Trust, Inc.	105,234	3,588,479
American Homes 4 Rent, Class A	250,200	9,247,392
Americold Realty Trust, Inc.	243,247	6,735,509
Apartment Income REIT Corp.	306,516	13,750,308
Apartment Investment & Management Co., Class A *	84,293	529,360
Apple Hospitality REIT, Inc.	1,069,601	17,873,033
Ashford Hospitality Trust, Inc. *	66,417	374,592
Brandywine Realty Trust	683,622	7,622,385
Broadstone Net Lease, Inc.	29,701	628,176
CareTrust REIT, Inc.	123,738	2,292,865
Centerspace	33,159	2,751,534
Chatham Lodging Trust *	298,244	3,799,629
Corporate Office Properties Trust	318,859	8,813,263
Cousins Properties, Inc.	202,395	6,992,747
CubeSmart	214,602	9,556,227
Cushman & Wakefield plc *	277,445	5,179,898
DiamondRock Hospitality Co. *	1,009,186	10,384,524
Douglas Emmett, Inc.	338,375	9,565,861
Easterly Government Properties, Inc.	130,674	2,565,131
EastGroup Properties, Inc.	29,087	4,699,005
Empire State Realty Trust, Inc., Class A	658,543	5,268,344
EPR Properties	210,668	10,794,628
Equity Commonwealth *	229,159	6,244,583
Equity LifeStyle Properties, Inc.	166,652	12,615,556
Essential Properties Realty Trust, Inc.	21,792	498,601
First Industrial Realty Trust, Inc.	123,241	6,550,259
Four Corners Property Trust, Inc.	25,835	712,271
Getty Realty Corp.	19,582	547,121
Global Net Lease, Inc.	290,547	4,204,215
Healthcare Realty Trust, Inc.	268,292	7,799,249
Healthcare Trust of America, Inc., Class A	367,110	11,031,656

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hersha Hospitality Trust *	383,238	4,207,953
Highwoods Properties, Inc.	277,129	10,888,398
Hudson Pacific Properties, Inc.	377,734	7,520,684
Industrial Logistics Properties Trust	135,453	2,067,013
iStar, Inc.	227,998	3,967,165
JBG SMITH Properties	246,816	6,370,321
Kennedy-Wilson Holdings, Inc.	316,148	6,658,077
Kilroy Realty Corp.	187,627	11,388,959
Kite Realty Group Trust	675,543	14,159,381
Life Storage, Inc.	81,595	9,527,032
LTC Properties, Inc.	88,658	3,434,611
LXP Industrial Trust	520,738	6,019,731
Marcus & Millichap, Inc.	68,410	2,865,011
National Health Investors, Inc.	86,149	5,095,713
National Retail Properties, Inc.	244,497	10,831,217
National Storage Affiliates Trust	12,989	681,273
Newmark Group, Inc., Class A	239,258	2,648,586
Office Properties Income Trust	263,601	5,617,337
Outfront Media, Inc.	553,435	11,417,364
Paramount Group, Inc.	967,379	8,764,454
Pebblebrook Hotel Trust	472,614	10,638,541
Physicians Realty Trust	349,498	6,483,188
Piedmont Office Realty Trust, Inc., Class A	571,597	8,425,340
PotlatchDeltic Corp.	133,513	7,004,092
Preferred Apartment Communities, Inc.	279,030	6,959,008
PS Business Parks, Inc.	28,782	5,400,367
Rayonier, Inc.	266,536	10,986,614
Retail Opportunity Investments Corp.	259,239	4,684,449
Rexford Industrial Realty, Inc.	52,289	3,339,698
RLJ Lodging Trust	1,171,975	15,739,624
RPT Realty	327,333	3,983,643
Ryman Hospitality Properties, Inc. *	118,399	10,571,847
Sabra Health Care REIT, Inc.	578,463	8,121,621
SITE Centers Corp.	611,792	9,617,370
Spirit Realty Capital, Inc.	192,157	8,068,672
STAG Industrial, Inc.	144,264	4,803,991
STORE Capital Corp.	255,998	7,062,985
Summit Hotel Properties, Inc. *	542,582	4,742,167
Sunstone Hotel Investors, Inc. *	1,173,107	14,042,091
Tanger Factory Outlet Centers, Inc.	439,749	7,700,005
Terreno Realty Corp.	39,220	2,381,046
The GEO Group, Inc. *	2,057,419	14,628,249
The Howard Hughes Corp. *	48,535	4,083,250
The Necessity Retail REIT, Inc.	384,093	3,065,062
Uniti Group, Inc.	1,022,794	11,598,484
Urban Edge Properties	326,977	6,163,517
Veris Residential, Inc. *	316,677	5,095,333
Washington Real Estate Investment Trust	238,946	5,803,998
Xenia Hotels & Resorts, Inc. *	584,693	10,752,504
		561,176,153

Retailing 3.8%
1-800-Flowers.com, Inc., Class A *	35,539	346,861
Abercrombie & Fitch Co., Class A *	320,510	6,551,224
Academy Sports & Outdoors, Inc.	80,221	2,688,206
America's Car-Mart, Inc. *	20,329	2,203,664
Arko Corp.	81,782	738,491
Barnes & Noble Education, Inc. *	142,192	356,902
Big 5 Sporting Goods Corp. (a)	116,005	1,479,064
Boot Barn Holdings, Inc. *	30,605	2,469,824
Caleres, Inc.	287,814	8,191,186
Camping World Holdings, Inc., Class A (a)	17,369	471,221
Chico's FAS, Inc. *	1,955,420	9,679,329
Citi Trends, Inc. *	44,248	1,322,130
Conn's, Inc. *	160,744	2,121,821
SECURITY	NUMBER OF SHARES	VALUE ($)
Designer Brands, Inc., Class A	670,538	10,413,455
Dillard's, Inc., Class A	51,360	15,484,013
Etsy, Inc. *	23,343	1,893,584
Express, Inc. *	1,308,277	3,885,583
Five Below, Inc. *	33,946	4,433,008
Floor & Decor Holdings, Inc., Class A *	48,370	3,649,033
GameStop Corp., Class A *(a)	102,490	12,784,603
Genesco, Inc. *	138,088	7,775,735
Groupon, Inc. *	246,395	3,806,803
Guess?, Inc. (a)	277,898	5,796,952
Haverty Furniture Cos., Inc.	126,508	3,575,116
Hibbett, Inc.	75,977	3,855,833
MarineMax, Inc. *	87,630	3,628,758
MercadoLibre, Inc. *	3,317	2,606,764
Monro, Inc.	105,677	5,011,203
National Vision Holdings, Inc. *	113,725	3,200,221
Ollie's Bargain Outlet Holdings, Inc. *	103,663	4,869,051
Overstock.com, Inc. *	53,311	1,652,108
Party City Holdco, Inc. *	773,708	1,114,140
PetMed Express, Inc.	89,222	1,965,561
Rent-A-Center, Inc.	114,616	3,156,525
RH *	7,833	2,272,197
Sally Beauty Holdings, Inc. *	671,741	10,183,594
Shoe Carnival, Inc.	96,236	2,623,393
Shutterstock, Inc.	6,179	371,976
Signet Jewelers Ltd.	223,628	13,328,229
Sleep Number Corp. *	82,383	3,783,851
Sonic Automotive, Inc., Class A	214,050	9,762,820
Sportsman's Warehouse Holdings, Inc. *	59,992	567,524
Stitch Fix, Inc., Class A *	121,393	1,028,199
The Aaron's Co., Inc.	68,780	1,345,337
The Buckle, Inc.	121,529	3,993,443
The Children's Place, Inc. *	64,976	3,085,060
TravelCenters of America, Inc. *	189,809	7,412,041
Urban Outfitters, Inc. *	463,063	9,747,476
Victoria's Secret & Co. *	187,463	7,725,350
Wayfair, Inc., Class A *	4,388	260,603
Zumiez, Inc. *	91,463	3,000,901
		223,669,966

Semiconductors & Semiconductor Equipment 2.1%
Advanced Energy Industries, Inc.	58,607	4,774,126
Ambarella, Inc. *	20,293	1,729,370
Amkor Technology, Inc.	411,099	8,402,864
Axcelis Technologies, Inc. *	9,114	565,615
Azenta, Inc.	44,993	3,448,264
Cirrus Logic, Inc. *	170,968	13,940,731
CMC Materials, Inc.	34,094	6,032,592
Diodes, Inc. *	73,233	5,639,673
Entegris, Inc.	76,800	8,521,728
First Solar, Inc. *	169,833	11,991,908
FormFactor, Inc. *	83,642	3,434,341
Ichor Holdings Ltd. *	17,775	537,516
Kulicke & Soffa Industries, Inc.	111,543	6,042,284
Lattice Semiconductor Corp. *	8,389	436,396
Monolithic Power Systems, Inc.	11,638	5,241,639
Onto Innovation, Inc. *	8,514	684,355
Photronics, Inc. *	292,792	6,365,298
Power Integrations, Inc.	52,821	4,457,036
Semtech Corp. *	68,305	4,377,667
Silicon Laboratories, Inc. *	33,821	5,044,740
SMART Global Holdings, Inc. *	24,256	597,910
SolarEdge Technologies, Inc. *	15,448	4,214,060
Synaptics, Inc. *	51,907	7,688,465
Ultra Clean Holdings, Inc. *	67,563	2,267,414

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Display Corp.	18,458	2,331,430
Wolfspeed, Inc. *	94,107	7,079,670
		125,847,092

Software & Services 4.5%
ACI Worldwide, Inc. *	199,379	5,311,457
Alarm.com Holdings, Inc. *	8,457	534,736
Aspen Technology, Inc. *	26,938	5,212,234
Avaya Holdings Corp. *	240,228	886,441
Bentley Systems, Inc., Class B	27,930	960,233
Black Knight, Inc. *	158,625	10,772,224
Blackbaud, Inc. *	51,000	3,246,150
Block, Inc. *	34,992	3,062,150
Cerence, Inc. *	59,892	1,902,170
Ceridian HCM Holding, Inc. *	8,917	502,027
CommVault Systems, Inc. *	60,404	3,685,248
Concentrix Corp.	56,299	8,720,152
Conduent, Inc. *	1,647,180	8,730,054
Consensus Cloud Solutions, Inc. *	34,417	1,653,048
CSG Systems International, Inc.	106,964	6,652,091
Dropbox, Inc., Class A *	190,153	3,962,788
Ebix, Inc.	124,948	3,642,234
Envestnet, Inc. *	42,461	2,828,752
EPAM Systems, Inc. *	19,655	6,653,611
Euronet Worldwide, Inc. *	93,398	11,316,102
EVERTEC, Inc.	89,053	3,378,671
ExlService Holdings, Inc. *	44,426	6,316,933
Fair Isaac Corp. *	20,940	8,575,977
Fortinet, Inc. *	33,889	9,968,110
Gartner, Inc. *	48,979	12,852,090
Globant S.A. *	11,547	2,188,272
GoDaddy, Inc., Class A *	94,726	7,109,186
Guidewire Software, Inc. *	28,395	2,269,896
LiveRamp Holdings, Inc. *	191,416	4,900,250
Manhattan Associates, Inc. *	52,566	6,356,806
ManTech International Corp., Class A	96,801	9,259,016
MicroStrategy, Inc., Class A *(a)	5,308	1,404,975
Pagseguro Digital Ltd., Class A *	142,260	2,185,114
Paycom Software, Inc. *	11,162	3,173,803
Paysafe Ltd *	528,204	1,441,997
Pegasystems, Inc.	25,335	1,255,096
Perficient, Inc. *	32,972	3,228,289
Progress Software Corp.	100,425	4,851,532
PTC, Inc. *	46,678	5,439,387
Qualys, Inc. *	5,941	776,370
RingCentral, Inc., Class A *	14,257	900,187
Sabre Corp. *	1,973,634	14,821,991
ServiceNow, Inc. *	8,778	4,103,452
Splunk, Inc. *	43,872	4,499,512
StoneCo Ltd., Class A *	124,333	1,248,303
Teradata Corp. *	323,452	12,430,260
The Trade Desk, Inc., Class A *	7,923	412,392
TTEC Holdings, Inc.	8,645	583,019
Twilio, Inc., Class A *	6,427	675,928
Tyler Technologies, Inc. *	15,233	5,420,206
Unisys Corp. *	187,169	2,232,926
Verint Systems, Inc. *	77,560	3,958,662
Verra Mobility Corp. *	33,337	531,725
WEX, Inc. *	53,608	9,128,370
Workday, Inc., Class A *	16,626	2,598,644
Xperi Holding Corp.	238,541	3,926,385
Ziff Davis, Inc. *	82,355	6,286,981
Zoom Video Communications, Inc., Class A *	7,844	842,838
		261,767,453

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 4.7%
3D Systems Corp. *	105,759	1,143,255
ADTRAN, Inc.	176,796	3,276,030
Arista Networks, Inc. *	106,289	10,871,239
Badger Meter, Inc.	34,317	2,715,847
Belden, Inc.	178,036	10,251,313
Benchmark Electronics, Inc.	472,056	12,032,707
Cognex Corp.	116,014	5,617,398
Coherent, Inc. *	38,209	10,353,111
CommScope Holding Co., Inc. *	1,072,941	8,057,787
Comtech Telecommunications Corp.	128,639	1,609,274
CTS Corp.	82,828	3,368,615
Dolby Laboratories, Inc., Class A	101,347	7,866,554
EchoStar Corp., Class A *	247,115	5,938,173
ePlus, Inc. *	128,384	7,284,508
Fabrinet *	72,191	6,271,232
II-VI, Inc. *	98,161	6,135,062
InterDigital, Inc.	112,141	7,321,686
IPG Photonics Corp. *	59,520	6,278,765
Itron, Inc. *	89,893	4,639,378
Kimball Electronics, Inc. *	58,280	1,107,903
Knowles Corp. *	262,796	5,050,939
Littelfuse, Inc.	35,678	9,640,196
Lumentum Holdings, Inc. *	65,552	5,642,716
Methode Electronics, Inc.	123,437	5,560,837
National Instruments Corp.	302,811	10,695,285
NETGEAR, Inc. *	155,066	2,954,007
NetScout Systems, Inc. *	380,442	13,060,574
Novanta, Inc. *	19,582	2,407,803
OSI Systems, Inc. *	57,889	4,858,045
PC Connection, Inc.	108,347	4,844,194
Plexus Corp. *	132,685	11,251,688
Pure Storage, Inc., Class A *	21,506	510,337
Rogers Corp. *	25,482	6,762,413
ScanSource, Inc. *	370,467	14,351,892
Stratasys Ltd. *	131,770	2,627,494
Super Micro Computer, Inc. *	239,712	11,999,983
TD SYNNEX Corp.	141,981	14,744,727
TTM Technologies, Inc. *	744,456	10,638,276
ViaSat, Inc. *	170,831	6,746,116
Viavi Solutions, Inc. *	253,504	3,668,203
Vontier Corp.	147,342	3,951,712
		274,107,274

Telecommunication Services 0.5%
ATN International, Inc.	69,243	3,052,924
Cogent Communications Holdings, Inc.	63,053	3,807,771
Consolidated Communications Holdings, Inc. *	866,243	5,734,529
Frontier Communications Parent, Inc. *	43,920	1,138,845
Iridium Communications, Inc. *	110,381	4,096,239
Shenandoah Telecommunications Co.	138,477	3,179,432
United States Cellular Corp. *	124,029	3,808,930
Vonage Holdings Corp. *	258,219	5,001,702
		29,820,372

Transportation 2.3%
Air Transport Services Group, Inc. *	209,978	6,345,535
Alaska Air Group, Inc. *	178,595	8,618,995
Allegiant Travel Co. *	15,123	2,260,132
AMERCO	19,791	9,697,194
ArcBest Corp.	133,794	10,118,840
Atlas Air Worldwide Holdings, Inc. *	119,201	8,309,502
Atlas Corp.	271,459	3,542,540
Copa Holdings S.A., Class A *	39,004	2,757,583
Costamare, Inc.	198,434	2,821,731

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Covenant Logistics Group, Inc.	27,980	634,307
Danaos Corp. (a)	5,835	474,035
Daseke, Inc. *	179,364	1,355,992
Forward Air Corp.	83,219	7,755,179
Golden Ocean Group Ltd. *	51,563	761,070
Hawaiian Holdings, Inc. *	157,593	2,797,276
Heartland Express, Inc.	234,522	3,348,974
Hub Group, Inc., Class A *	183,745	13,409,710
JetBlue Airways Corp. *	665,011	7,142,218
Kirby Corp. *	244,819	16,532,627
Lyft, Inc., Class A *	26,327	465,461
Marten Transport Ltd.	268,612	4,716,827
Matson, Inc.	5,589	502,339
Saia, Inc. *	31,840	6,291,266
Schneider National, Inc., Class B	336,844	8,131,414
SkyWest, Inc. *	103,207	2,782,461
Spirit Airlines, Inc. *	137,437	2,879,305
Yellow Corp. *	351,444	1,328,458
		135,780,971

Utilities 3.8%
ALLETE, Inc.	190,740	11,829,695
American States Water Co.	53,911	4,272,447
Atlantica Sustainable Infrastructure plc	181,559	5,927,901
Avangrid, Inc.	189,666	9,026,205
Avista Corp.	280,954	12,204,642
California Water Service Group	81,974	4,399,544
Chesapeake Utilities Corp.	28,402	3,793,655
Clearway Energy, Inc., Class A	53,671	1,747,528
Clearway Energy, Inc., Class C	127,486	4,468,384
Essential Utilities, Inc.	263,278	12,179,240
Hawaiian Electric Industries, Inc.	351,833	15,188,631
IDACORP, Inc.	124,885	13,614,963
MGE Energy, Inc.	69,164	5,489,547
National Fuel Gas Co.	227,915	16,758,590
New Jersey Resources Corp.	294,287	13,513,659
Northwest Natural Holding Co.	108,675	5,899,966
NorthWestern Corp.	197,912	12,126,068
ONE Gas, Inc.	172,098	14,975,968
Ormat Technologies, Inc.	75,964	6,377,937
Otter Tail Corp.	107,966	7,059,897
PNM Resources, Inc.	236,988	11,264,040
SJW Group	48,152	2,978,201
South Jersey Industries, Inc.	326,184	11,367,512
Spire, Inc.	191,254	14,975,188
Unitil Corp.	61,621	3,562,310
		225,001,718
Total Common Stocks (Cost $5,464,124,520)		5,835,435,832

SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (d)	8,928,605	8,928,605
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (d)(e)	42,110,605	42,110,605
		51,039,210
Total Short-Term Investments (Cost $51,039,210)		51,039,210
Total Investments in Securities (Cost $5,515,163,730)		5,886,475,042

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/17/22	95	8,844,025	147,487

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $39,626,951.
(b)	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,658,660,623	$—	$—	$5,658,660,623
Media & Entertainment	176,727,063	—	48,146[2]	176,775,209
Short-Term Investments[1]	51,039,210	—	—	51,039,210
Futures Contracts[3]	147,487	—	—	147,487
Total	$5,886,574,383	$—	$48,146	$5,886,622,529

[1]	As categorized in the Portfolio Holdings.
[2]	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.
[3]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.4% OF NET ASSETS

Australia 5.9%
AGL Energy Ltd. (a)	1,471,380	9,246,129
Amcor plc	470,382	6,185,063
AMP Ltd. *	5,191,147	4,077,636
Ampol Ltd.	304,049	7,276,133
APA Group	400,159	3,266,674
Aristocrat Leisure Ltd.	77,830	1,886,541
Aurizon Holdings Ltd.	1,446,104	4,170,197
Australia & New Zealand Banking Group Ltd.	1,371,072	24,627,798
BHP Group Ltd.	2,113,145	67,622,702
BlueScope Steel Ltd.	370,917	4,842,606
Brambles Ltd.	659,025	5,143,536
Coles Group Ltd.	714,477	8,984,650
Commonwealth Bank of Australia	540,611	40,471,560
Computershare Ltd.	145,663	2,424,199
Crown Resorts Ltd. *	284,105	2,616,826
CSL Ltd.	44,286	8,635,646
Downer EDI Ltd.	663,493	2,727,231
Fortescue Metals Group Ltd.	499,909	7,211,640
Goodman Group	140,580	2,072,366
Incitec Pivot Ltd.	1,107,359	2,796,160
Insurance Australia Group Ltd.	1,372,871	4,303,702
James Hardie Industries plc	52,209	1,352,021
JB Hi-Fi Ltd.	52,325	1,725,124
Lendlease Corp., Ltd.	634,838	4,904,668
Macquarie Group Ltd.	76,759	10,240,627
Medibank Pvt Ltd.	1,439,249	3,324,473
Metcash Ltd.	955,164	2,953,155
Mirvac Group	1,258,583	2,040,428
National Australia Bank Ltd.	1,313,049	29,444,277
Newcrest Mining Ltd.	239,191	4,296,454
Orica Ltd.	218,310	2,535,429
Origin Energy Ltd.	1,501,599	7,378,627
Orora Ltd.	685,346	1,927,201
Qantas Airways Ltd. *	633,935	2,505,690
QBE Insurance Group Ltd.	559,413	4,827,577
Ramsay Health Care Ltd.	52,905	2,966,660
Rio Tinto Ltd.	200,966	16,499,447
Santos Ltd.	837,797	4,928,147
Scentre Group	2,044,675	4,209,565
Sims Ltd.	185,974	2,353,324
Sonic Healthcare Ltd.	126,307	3,321,627
South32 Ltd.	2,522,891	9,048,977
Stockland	1,018,740	2,923,172
Suncorp Group Ltd.	928,069	7,556,264
Tabcorp Holdings Ltd.	627,677	418,745
Telstra Corp., Ltd.	3,300,828	9,187,252
The Lottery Corp., Ltd. *	627,677	2,134,251
Transurban Group	444,459	4,581,624
Treasury Wine Estates Ltd.	219,467	1,873,472
Vicinity Centres	1,460,790	1,980,526
Viva Energy Group Ltd.	1,460,462	2,975,360
SECURITY	NUMBER OF SHARES	VALUE ($)
Wesfarmers Ltd.	473,165	16,017,458
Westpac Banking Corp.	1,875,910	32,121,470
Woodside Energy Group Ltd.	913,671	19,505,351
Woolworths Group Ltd.	617,126	15,339,390
Worley Ltd.	199,038	2,104,575
		462,091,403

Austria 0.2%
BAWAG Group AG	28,486	1,450,103
Erste Group Bank AG	139,157	4,324,576
OMV AG	109,571	6,385,359
Raiffeisen Bank International AG	97,361	1,290,166
Voestalpine AG	121,571	3,552,754
Wienerberger AG	57,962	1,597,001
		18,599,959

Belgium 0.7%
Ageas S.A. N.V.	103,287	5,188,200
Anheuser-Busch InBev S.A. N.V.	406,801	22,734,931
Etablissements Franz Colruyt N.V.	45,228	1,465,143
Groupe Bruxelles Lambert S.A.	61,557	5,668,454
KBC Group N.V.	100,064	6,227,945
Proximus SADP	141,182	2,431,202
Solvay S.A.	47,851	4,669,821
UCB S.A.	34,189	3,009,107
Umicore S.A.	89,951	3,988,341
		55,383,144

Canada 8.3%
Agnico Eagle Mines Ltd.	76,747	4,067,770
Algonquin Power & Utilities Corp.	126,855	1,845,382
Alimentation Couche-Tard, Inc.	393,643	17,885,649
AltaGas Ltd.	95,766	2,312,285
Atco Ltd., Class I	66,771	2,421,990
Bank of Montreal	171,176	18,620,473
Barrick Gold Corp.	495,117	10,142,295
Bausch Health Cos., Inc. *	142,444	1,384,067
BCE, Inc.	148,684	8,100,419
Brookfield Asset Management, Inc., Class A	371,546	18,788,064
Canadian Imperial Bank of Commerce	271,489	14,934,739
Canadian National Railway Co.	167,823	19,082,345
Canadian Natural Resources Ltd.	469,014	31,040,172
Canadian Pacific Railway Ltd.	166,439	11,875,811
Canadian Tire Corp., Ltd., Class A	34,183	4,696,463
Canadian Utilities Ltd., Class A	62,551	1,984,561
CCL Industries, Inc., Class B	38,739	1,859,692
Cenovus Energy, Inc.	481,183	11,154,118
CGI, Inc. *	82,220	7,024,956
CI Financial Corp.	142,301	1,801,193
Constellation Software, Inc.	1,256	1,976,811
Crescent Point Energy Corp.	799,588	7,080,196
Dollarama, Inc.	55,161	3,199,281

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Emera, Inc.	90,542	4,500,435
Empire Co., Ltd., Class A	111,736	3,661,665
Enbridge, Inc.	690,205	31,884,159
Fairfax Financial Holdings Ltd.	11,954	6,634,264
Finning International, Inc.	87,683	2,330,634
First Quantum Minerals Ltd.	111,587	3,230,672
Fortis, Inc.	165,196	8,331,306
Franco-Nevada Corp.	10,698	1,513,376
George Weston Ltd.	56,654	6,953,368
Gildan Activewear, Inc.	80,391	2,532,140
Great-West Lifeco, Inc.	105,995	2,908,714
Hydro One Ltd.	115,552	3,223,050
iA Financial Corp., Inc.	36,090	1,874,049
Imperial Oil Ltd.	153,510	8,408,248
Intact Financial Corp.	25,098	3,626,248
Keyera Corp.	100,436	2,676,758
Kinross Gold Corp.	520,032	2,335,282
Linamar Corp.	41,536	1,830,099
Loblaw Cos., Ltd.	99,477	9,177,350
Lundin Mining Corp.	200,423	1,784,214
Magna International, Inc.	252,352	16,375,896
Manulife Financial Corp.	706,738	13,091,569
Methanex Corp.	55,361	2,735,989
Metro, Inc.	118,277	6,532,657
National Bank of Canada	80,436	6,173,639
Nutrien Ltd.	265,227	25,919,840
Onex Corp.	76,911	4,589,060
Open Text Corp.	52,855	2,166,267
Parkland Corp.	91,173	2,714,611
Pembina Pipeline Corp.	177,173	7,143,790
Power Corp. of Canada	208,613	6,024,930
Quebecor, Inc., Class B	80,786	1,833,070
Restaurant Brands International, Inc.	55,915	2,936,217
RioCan Real Estate Investment Trust	113,283	2,037,545
Rogers Communications, Inc., B Shares	172,464	8,845,112
Royal Bank of Canada	371,064	38,774,186
Saputo, Inc.	122,887	2,470,662
Shaw Communications, Inc., B Shares	161,817	4,585,145
SNC-Lavalin Group, Inc.	99,145	1,986,271
Sun Life Financial, Inc.	177,398	8,664,781
Suncor Energy, Inc.	1,253,938	50,450,966
TC Energy Corp.	307,956	17,824,611
Teck Resources Ltd., Class B	284,319	11,787,713
TELUS Corp.	170,331	4,262,147
TFI International, Inc.	20,204	1,659,161
The Bank of Nova Scotia	448,133	30,391,626
The Toronto-Dominion Bank	467,355	35,715,329
Thomson Reuters Corp.	41,700	4,127,306
Tourmaline Oil Corp.	56,136	3,465,311
Waste Connections, Inc.	32,409	4,135,520
West Fraser Timber Co., Ltd.	30,612	2,824,383
Wheaton Precious Metals Corp.	37,608	1,553,261
WSP Global, Inc.	23,002	2,539,067
		649,032,401

Denmark 0.9%
AP Moller - Maersk A/S, A Shares	1,683	4,851,534
AP Moller - Maersk A/S, B Shares	2,377	6,920,560
Carlsberg A/S, B Shares	27,502	3,493,512
Coloplast A/S, B Shares	15,637	1,855,739
Danske Bank A/S	454,184	7,416,103
DSV A/S	22,458	3,678,353
ISS A/S *	179,175	3,250,715
Novo Nordisk A/S, B Shares	206,412	22,816,938
Novozymes A/S, B Shares	37,291	2,362,049
Orsted A/S	33,140	3,742,055
SECURITY	NUMBER OF SHARES	VALUE ($)
Pandora A/S	28,164	2,269,357
Vestas Wind Systems A/S	227,110	5,790,120
		68,447,035

Finland 0.9%
Elisa Oyj	45,769	2,583,883
Fortum Oyj	151,603	2,793,361
Huhtamaki Oyj	39,246	1,507,636
Kesko Oyj, B Shares	91,213	2,278,642
Kone Oyj, B Shares	87,423	4,446,591
Neste Oyj	120,974	5,534,933
Nokia Oyj	2,221,276	11,138,635
Nokian Renkaat Oyj	65,283	895,510
Nordea Bank Abp	1,378,379	13,987,722
Outokumpu Oyj	387,343	2,222,425
Sampo Oyj, A Shares	159,322	7,181,948
Stora Enso Oyj, R Shares	318,370	6,144,085
UPM-Kymmene Oyj	294,865	10,420,687
Wartsila Oyj Abp	238,504	2,014,852
		73,150,910

France 8.1%
Air France-KLM *(a)	669,912	1,290,681
Air Liquide S.A.	120,445	21,010,707
Airbus SE	94,108	10,966,458
ALD S.A.	33,188	459,340
Alstom S.A.	136,742	3,720,715
Arkema S.A.	38,963	4,697,737
Atos SE *	82,494	2,161,572
AXA S.A.	918,992	23,144,892
BNP Paribas S.A. (a)	646,685	36,792,550
Bollore SE	422,862	2,246,835
Bouygues S.A.	233,868	8,049,563
Bureau Veritas S.A.	68,529	1,972,572
Capgemini SE	37,900	7,328,367
Carrefour S.A.	746,670	15,221,529
Casino Guichard Perrachon S.A. *(a)	144,732	2,779,941
Cie de Saint-Gobain	297,739	17,574,303
Cie Generale des Etablissements Michelin S.C.A.	111,541	14,487,955
CNP Assurances	94,790	2,122,265
Credit Agricole S.A. (a)	579,988	6,408,213
Danone S.A.	256,763	15,053,888
Dassault Systemes SE	36,819	1,545,549
Edenred	34,018	1,673,406
Eiffage S.A.	56,481	5,572,535
Electricite de France S.A. (a)	702,695	6,216,308
Elis S.A.	130,443	2,063,916
Engie S.A.	1,344,477	17,997,625
EssilorLuxottica S.A. (a)	42,418	6,818,314
Euroapi S.A.	17,066	247,538
Eutelsat Communications S.A.	189,206	2,239,690
Faurecia SE	102,450	2,833,733
Hermes International	1,947	2,315,153
Kering S.A.	10,523	5,745,727
Klepierre S.A. *	82,738	1,880,794
Legrand S.A.	55,147	4,759,180
L'Oreal S.A.	33,311	11,724,111
LVMH Moet Hennessy Louis Vuitton SE	30,099	19,255,849
Orange S.A.	2,378,369	29,677,095
Pernod-Ricard S.A.	38,673	7,560,692
Publicis Groupe S.A.	97,494	5,313,929
Renault S.A. *	459,819	12,585,446
Rexel S.A. *	277,714	5,887,547
Rubis S.C.A.	71,849	2,170,504
Safran S.A.	83,665	8,626,514
Sanofi	401,104	42,701,859

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Schneider Electric SE	135,844	18,778,271
SCOR SE	113,485	2,969,975
SEB S.A.	10,866	1,154,708
SES S.A.	430,958	4,104,190
Societe Generale S.A.	829,446	22,218,041
Sodexo S.A.	54,088	4,023,476
STMicroelectronics N.V.	115,601	4,610,472
Teleperformance	8,633	2,854,889
Thales S.A.	36,451	4,435,868
TotalEnergies SE	2,141,498	127,527,881
Valeo S.A.	293,969	6,502,980
Veolia Environnement S.A.	290,518	8,104,101
Vinci S.A.	209,509	20,127,465
Vivendi SE	197,122	2,343,953
Wendel SE	23,178	2,377,418
		637,036,785

Germany 6.7%
adidas AG	46,172	9,123,714
Allianz SE	193,944	40,517,841
Aurubis AG	49,711	4,669,215
BASF SE	688,425	37,825,104
Bayer AG	618,262	44,096,807
Bayerische Motoren Werke AG	317,742	27,444,927
Beiersdorf AG	22,849	2,362,519
Brenntag SE	67,934	5,236,838
Commerzbank AG *	897,373	7,765,468
Continental AG	115,198	8,796,369
Covestro AG	167,632	7,631,970
Daimler Truck Holding AG *	273,518	8,505,968
Deutsche Bank AG	676,898	7,522,467
Deutsche Boerse AG	26,283	4,399,322
Deutsche Lufthansa AG *(a)	991,945	7,253,451
Deutsche Post AG	391,161	16,134,796
Deutsche Telekom AG	2,381,306	48,784,823
E.ON SE	957,629	9,729,256
Evonik Industries AG	132,611	3,541,544
Freenet AG	89,749	2,336,290
Fresenius Medical Care AG & Co. KGaA	127,219	7,719,088
Fresenius SE & Co. KGaA	324,484	11,081,598
GEA Group AG	63,015	2,507,804
Hannover Rueck SE	21,426	3,268,450
HeidelbergCement AG	123,279	7,144,587
Henkel AG & Co. KGaA	50,694	3,407,698
Infineon Technologies AG	208,040	6,449,650
K+S AG	184,679	5,169,490
KION Group AG	26,688	1,305,683
Knorr-Bremse AG	20,441	1,392,238
LANXESS AG	58,557	2,720,565
Mercedes-Benz Group AG	587,233	41,644,652
Merck KGaA	21,277	3,988,772
METRO AG *	237,970	2,159,218
MTU Aero Engines AG	12,046	2,372,451
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	56,468	13,773,878
ProSiebenSat.1 Media SE	132,301	1,434,282
Rheinmetall AG	29,818	6,014,778
RWE AG	258,958	11,373,758
Salzgitter AG *	62,085	2,528,655
SAP SE	210,366	20,910,649
Siemens AG	253,789	33,287,939
Siemens Energy AG	208,477	4,005,441
Siemens Healthineers AG	44,557	2,667,246
Symrise AG	18,605	2,047,870
Telefonica Deutschland Holding AG	713,105	2,260,420
ThyssenKrupp AG *	415,697	3,981,119
Uniper SE	121,623	3,132,139
SECURITY	NUMBER OF SHARES	VALUE ($)
United Internet AG	68,975	2,256,584
Volkswagen AG	25,449	5,708,713
Vonovia SE	108,185	4,108,413
Zalando SE *	17,002	689,377
		526,191,894

Hong Kong 1.8%
AAC Technologies Holdings, Inc. (a)	407,780	886,710
AIA Group Ltd.	1,854,575	19,123,595
BOC Hong Kong Holdings Ltd.	1,604,473	6,165,898
CK Asset Holdings Ltd.	1,250,311	8,167,488
CK Hutchison Holdings Ltd.	2,727,169	19,361,716
CLP Holdings Ltd.	790,486	7,884,155
Galaxy Entertainment Group Ltd.	551,409	2,941,345
Hang Seng Bank Ltd.	248,729	4,346,508
Henderson Land Development Co., Ltd.	447,612	1,899,864
Hong Kong & China Gas Co., Ltd.	2,180,889	2,468,443
Hong Kong Exchanges & Clearing Ltd.	53,861	2,328,664
Hongkong Land Holdings Ltd.	477,696	2,216,509
Jardine Matheson Holdings Ltd.	110,660	6,422,706
Lenovo Group Ltd.	4,461,429	4,401,407
Link REIT	338,710	3,067,388
MTR Corp., Ltd.	559,790	3,021,727
New World Development Co., Ltd.	1,185,490	4,517,994
Noble Group Ltd. *(a)(b)	54,070,092	591,620
PCCW Ltd.	3,999,530	2,181,872
Sands China Ltd. *	1,121,225	2,143,683
Sun Hung Kai Properties Ltd.	725,353	8,866,345
Swire Pacific Ltd., A Shares	887,019	5,392,969
Techtronic Industries Co., Ltd.	137,302	1,799,064
The Wharf Holdings Ltd.	848,040	2,837,411
Tingyi Cayman Islands Holding Corp.	844,357	1,495,952
Want Want China Holdings Ltd.	2,059,264	2,049,933
WH Group Ltd.	10,491,317	8,050,134
Wharf Real Estate Investment Co., Ltd.	552,976	2,671,297
Yue Yuen Industrial Holdings Ltd. *	1,317,105	1,917,181
		139,219,578

Ireland 0.1%
Bank of Ireland Group plc	386,966	2,610,756
Kerry Group plc, A Shares	30,906	3,191,616
Kingspan Group plc	21,356	1,757,000
		7,559,372

Israel 0.2%
Bank Hapoalim B.M.	313,046	2,887,963
Bank Leumi Le-Israel B.M.	445,569	4,414,277
ICL Group Ltd.	288,077	3,200,904
Israel Discount Bank Ltd., A Shares	305,589	1,725,273
Teva Pharmaceutical Industries Ltd. *	594,139	5,290,236
		17,518,653

Italy 2.8%
A2A S.p.A.	1,002,270	1,677,628
Assicurazioni Generali S.p.A.	684,433	12,427,719
Atlantia S.p.A.	308,373	7,455,876
Banco BPM S.p.A.	837,930	2,913,715
CNH Industrial N.V.	429,624	6,383,455
Enel S.p.A.	4,695,758	30,403,316
Eni S.p.A.	2,984,795	45,397,556
EXOR N.V.	202,676	14,915,914
Ferrari N.V.	10,920	2,122,026
Hera S.p.A.	425,091	1,577,887
Intesa Sanpaolo S.p.A.	8,418,419	18,311,517
Leonardo S.p.A. *	462,067	4,959,792

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mediobanca Banca di Credito Finanziario S.p.A.	240,803	2,464,552
Pirelli & C S.p.A.	297,338	1,465,844
Poste Italiane S.p.A.	174,849	1,887,118
Prysmian S.p.A.	84,736	2,728,649
Snam S.p.A.	658,507	3,816,352
Stellantis N.V.	1,526,369	22,783,799
Telecom Italia S.p.A.	20,915,238	6,667,861
Tenaris S.A.	246,443	4,125,032
Terna - Rete Elettrica Nazionale	386,918	3,270,293
UniCredit S.p.A.	1,413,284	16,502,386
Unipol Gruppo S.p.A.	410,103	2,187,828
		216,446,115

Japan 24.4%
Advantest Corp.	22,861	1,581,584
Aeon Co., Ltd.	450,776	8,260,752
AGC, Inc.	155,424	5,865,626
Air Water, Inc.	155,177	2,106,099
Aisin Corp.	246,845	8,106,962
Ajinomoto Co., Inc.	181,657	4,425,458
Alfresa Holdings Corp.	339,983	4,471,618
Alps Alpine Co., Ltd.	396,657	4,270,434
Amada Co., Ltd.	251,414	2,020,771
ANA Holdings, Inc. *	133,903	2,645,897
Asahi Group Holdings Ltd.	188,362	6,354,628
Asahi Kasei Corp.	1,108,450	8,986,850
Astellas Pharma, Inc.	729,685	11,698,669
Bandai Namco Holdings, Inc.	65,056	4,867,379
Bic Camera, Inc.	202,140	1,783,426
Bridgestone Corp.	501,482	19,814,474
Brother Industries Ltd.	208,920	3,860,258
Canon, Inc.	867,133	21,852,736
Casio Computer Co., Ltd.	129,295	1,184,957
Central Japan Railway Co.	119,340	14,814,877
Chubu Electric Power Co., Inc.	1,109,584	11,135,084
Chugai Pharmaceutical Co., Ltd.	71,813	1,969,422
Coca-Cola Bottlers Japan Holdings, Inc.	196,075	2,088,093
COMSYS Holdings Corp.	89,834	1,692,702
Concordia Financial Group Ltd.	535,406	1,810,421
Cosmo Energy Holdings Co., Ltd.	163,329	4,507,116
Dai Nippon Printing Co., Ltd.	268,581	6,138,040
Daicel Corp.	360,199	2,326,755
Daido Steel Co., Ltd.	49,058	1,382,372
Daifuku Co., Ltd.	21,216	1,339,142
Dai-ichi Life Holdings, Inc.	523,589	10,718,424
Daiichi Sankyo Co., Ltd.	327,071	8,692,571
Daikin Industries Ltd.	65,353	10,508,195
Daito Trust Construction Co., Ltd.	54,652	4,843,039
Daiwa House Industry Co., Ltd.	585,522	14,132,269
Daiwa Securities Group, Inc.	673,765	3,277,563
Daiwabo Holdings Co., Ltd.	103,157	1,387,241
Denka Co., Ltd.	72,881	1,810,057
Denso Corp.	257,700	15,779,105
Dentsu Group, Inc.	103,945	3,474,395
DIC Corp.	116,096	2,236,277
Dowa Holdings Co., Ltd.	42,209	1,547,013
East Japan Railway Co.	308,308	15,850,978
Ebara Corp.	47,843	2,064,042
EDION Corp.	212,403	1,994,503
Eisai Co., Ltd.	79,312	3,266,314
Electric Power Development Co., Ltd.	288,739	4,569,728
ENEOS Holdings, Inc.	6,180,096	25,038,408
Exeo Group, Inc.	79,464	1,275,550
FANUC Corp.	44,620	7,320,184
Fast Retailing Co., Ltd.	8,335	4,013,784
Fuji Electric Co., Ltd.	67,605	3,200,392
FUJIFILM Holdings Corp.	157,811	8,718,277
SECURITY	NUMBER OF SHARES	VALUE ($)
Fujikura Ltd. *	415,709	2,562,534
Fujitsu Ltd.	98,152	14,759,613
Furukawa Electric Co., Ltd.	112,761	1,888,919
GS Yuasa Corp.	78,887	1,271,807
H2O Retailing Corp.	270,984	1,984,274
Hakuhodo DY Holdings, Inc.	170,973	1,747,674
Hankyu Hanshin Holdings, Inc.	145,804	3,915,837
Hanwa Co., Ltd.	93,700	2,175,614
Haseko Corp.	309,734	3,707,803
Hino Motors Ltd.	374,949	2,092,684
Hitachi Construction Machinery Co., Ltd.	73,449	1,727,103
Hitachi Ltd.	623,655	32,601,966
Hitachi Metals Ltd. *	121,969	1,961,630
Hokkaido Electric Power Co., Inc.	480,735	1,838,561
Hokuriku Electric Power Co.	336,095	1,371,603
Honda Motor Co., Ltd.	2,205,128	54,628,963
Hoya Corp.	42,194	4,529,513
Idemitsu Kosan Co., Ltd.	368,688	10,030,767
IHI Corp.	145,985	4,113,612
Iida Group Holdings Co., Ltd.	143,041	2,262,726
Inpex Corp.	1,032,057	13,469,810
Isetan Mitsukoshi Holdings Ltd.	564,133	4,722,852
Isuzu Motors Ltd.	500,447	5,878,001
ITOCHU Corp.	716,558	20,581,304
Itoham Yonekyu Holdings, Inc.	289,779	1,443,883
Iwatani Corp.	35,878	1,494,859
J Front Retailing Co., Ltd.	265,902	2,151,689
Japan Airlines Co., Ltd. *	153,177	2,793,371
Japan Exchange Group, Inc.	88,113	1,392,808
Japan Post Holdings Co., Ltd.	1,367,430	10,200,053
Japan Post Insurance Co., Ltd.	131,388	2,171,331
Japan Tobacco, Inc.	765,437	13,925,961
JFE Holdings, Inc.	842,954	10,398,912
JGC Holdings Corp.	278,805	3,920,543
JSR Corp.	72,510	2,299,668
JTEKT Corp.	424,226	3,234,993
Kajima Corp.	538,920	5,806,235
Kaneka Corp.	73,650	1,894,994
Kanematsu Corp.	129,804	1,318,775
Kao Corp.	191,076	7,717,602
Kawasaki Heavy Industries Ltd.	200,444	3,924,897
KDDI Corp.	1,097,277	38,263,319
Keio Corp.	41,795	1,398,636
Kewpie Corp.	95,588	1,580,440
Keyence Corp.	10,835	4,345,118
Kikkoman Corp.	38,694	2,063,359
Kinden Corp.	119,008	1,373,756
Kintetsu Group Holdings Co., Ltd.	101,256	2,963,417
Kirin Holdings Co., Ltd.	496,000	7,682,226
Kobe Steel Ltd.	853,912	4,513,663
Koito Manufacturing Co., Ltd.	67,719	2,481,986
Komatsu Ltd.	593,141	14,735,735
Konica Minolta, Inc.	935,213	3,140,519
K's Holdings Corp.	237,018	2,373,036
Kubota Corp.	459,394	8,477,604
Kuraray Co., Ltd.	434,299	3,629,146
Kurita Water Industries Ltd.	38,255	1,482,383
Kyocera Corp.	165,637	9,356,633
Kyushu Electric Power Co., Inc.	899,012	5,849,221
Kyushu Railway Co.	121,955	2,442,039
Lion Corp.	109,088	1,220,239
Lixil Corp.	169,857	3,246,752
Makita Corp.	86,025	2,355,833
Marubeni Corp.	1,476,555	15,535,133
MatsukiyoCocokara & Co.	82,931	3,191,018
Mazda Motor Corp.	1,389,379	11,761,310
Medipal Holdings Corp.	236,656	3,316,808
MEIJI Holdings Co., Ltd.	107,525	5,299,145
MINEBEA MITSUMI, Inc.	175,315	3,284,303

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MISUMI Group, Inc.	63,428	1,438,217
Mitsubishi Chemical Holdings Corp.	1,458,297	8,685,508
Mitsubishi Corp.	983,285	33,883,186
Mitsubishi Electric Corp.	1,721,651	18,950,273
Mitsubishi Estate Co., Ltd.	472,092	7,005,508
Mitsubishi Gas Chemical Co., Inc.	169,666	2,757,757
Mitsubishi Heavy Industries Ltd.	420,344	15,977,941
Mitsubishi Materials Corp.	245,856	3,784,017
Mitsubishi Motors Corp. *	1,190,138	3,561,764
Mitsubishi Shokuhin Co., Ltd.	15,900	383,765
Mitsubishi UFJ Financial Group, Inc.	6,488,464	36,803,857
Mitsui & Co., Ltd.	974,781	24,489,815
Mitsui Chemicals, Inc.	174,437	4,278,042
Mitsui Fudosan Co., Ltd.	435,712	9,540,990
Mitsui Mining & Smelting Co., Ltd.	66,575	1,762,120
Mitsui OSK Lines Ltd.	197,935	5,300,525
Mizuho Financial Group, Inc.	1,494,670	17,648,597
Morinaga Milk Industry Co., Ltd.	33,401	1,200,821
MS&AD Insurance Group Holdings, Inc.	305,865	9,731,474
Murata Manufacturing Co., Ltd.	158,760	10,242,979
Nagase & Co., Ltd.	180,415	2,545,402
Nagoya Railroad Co., Ltd.	159,167	2,619,274
NEC Corp.	184,308	7,464,298
NGK Insulators Ltd.	176,674	2,631,330
NGK Spark Plug Co., Ltd.	185,875	3,529,812
NH Foods Ltd.	137,047	4,176,021
NHK Spring Co., Ltd.	278,377	1,997,295
Nichirei Corp.	84,616	1,491,773
Nidec Corp.	64,655	4,361,932
Nikon Corp.	333,958	4,166,525
Nintendo Co., Ltd.	17,529	7,823,974
Nippon Electric Glass Co., Ltd.	78,200	1,658,889
Nippon Light Metal Holdings Co., Ltd.	120,547	1,477,730
Nippon Paper Industries Co., Ltd.	246,240	1,805,001
Nippon Steel Corp.	1,028,999	18,001,183
Nippon Steel Trading Corp.	48,351	2,014,547
Nippon Suisan Kaisha Ltd.	342,226	1,385,983
Nippon Telegraph & Telephone Corp.	1,086,694	33,037,119
Nippon Yusen K.K.	80,168	6,667,944
Nissan Chemical Corp.	31,624	1,789,597
Nissan Motor Co., Ltd.	3,933,853	15,307,916
Nisshin Seifun Group, Inc.	190,112	2,225,572
Nissin Foods Holdings Co., Ltd.	25,028	1,638,119
Nitori Holdings Co., Ltd.	18,796	1,900,859
Nitto Denko Corp.	87,616	6,367,986
NOK Corp.	216,751	1,942,663
Nomura Holdings, Inc.	1,448,428	5,729,760
Nomura Real Estate Holdings, Inc.	77,475	1,942,220
NSK Ltd.	600,294	3,420,386
NTT Data Corp.	255,609	4,021,552
Obayashi Corp.	848,691	6,023,202
Odakyu Electric Railway Co., Ltd.	103,453	1,367,900
Oji Holdings Corp.	1,026,806	4,525,625
Olympus Corp.	185,651	3,882,732
Omron Corp.	61,917	3,574,143
Ono Pharmaceutical Co., Ltd.	115,773	3,063,402
Oriental Land Co., Ltd.	17,642	2,633,032
ORIX Corp.	575,449	10,965,939
Osaka Gas Co., Ltd.	396,397	7,413,667
Otsuka Corp.	44,617	1,416,771
Otsuka Holdings Co., Ltd.	204,738	6,825,926
PALTAC Corp.	41,837	1,429,310
Pan Pacific International Holdings Corp.	119,177	1,837,055
Panasonic Holdings Corp.	2,179,461	20,058,936
Penta-Ocean Construction Co., Ltd.	283,078	1,395,091
Persol Holdings Co., Ltd.	96,094	1,872,655
Recruit Holdings Co., Ltd.	210,490	7,745,809
Renesas Electronics Corp. *	186,544	2,209,904
Rengo Co., Ltd.	233,238	1,258,247
SECURITY	NUMBER OF SHARES	VALUE ($)
Resona Holdings, Inc.	1,212,038	4,508,222
Ricoh Co., Ltd.	669,699	5,643,078
Rinnai Corp.	17,062	1,176,415
Rohm Co., Ltd.	36,622	3,023,247
Ryohin Keikaku Co., Ltd.	127,080	1,354,321
Sankyu, Inc.	49,286	1,478,829
Santen Pharmaceutical Co., Ltd.	152,163	1,232,491
Sanwa Holdings Corp.	148,043	1,422,373
SBI Holdings, Inc.	86,698	1,763,680
Secom Co., Ltd.	85,653	5,657,379
Sega Sammy Holdings, Inc.	117,219	2,183,192
Seiko Epson Corp.	234,062	3,924,534
Seino Holdings Co., Ltd.	189,733	1,516,153
Sekisui Chemical Co., Ltd.	291,411	4,190,683
Sekisui House Ltd.	474,931	8,426,523
Seven & i Holdings Co., Ltd.	504,199	21,203,440
SG Holdings Co., Ltd.	140,206	2,529,582
Shikoku Electric Power Co., Inc.	287,594	1,730,326
Shimadzu Corp.	61,079	2,248,117
Shimamura Co., Ltd.	26,204	2,220,246
Shimano, Inc.	13,178	2,334,026
Shimizu Corp.	678,558	3,613,139
Shin-Etsu Chemical Co., Ltd.	97,006	13,825,683
Shionogi & Co., Ltd.	71,758	3,835,981
Shiseido Co., Ltd.	78,569	3,313,890
Showa Denko K.K.	182,109	3,524,827
SMC Corp.	9,600	4,970,702
Softbank Corp.	1,635,989	18,821,281
SoftBank Group Corp.	756,052	31,612,606
Sohgo Security Services Co., Ltd.	38,055	1,054,577
Sojitz Corp.	296,550	4,700,264
Sompo Holdings, Inc.	190,794	8,673,196
Sony Group Corp.	262,578	24,727,992
Stanley Electric Co., Ltd.	105,244	1,915,982
Subaru Corp.	902,007	15,618,334
SUMCO Corp.	92,736	1,511,659
Sumitomo Chemical Co., Ltd.	1,651,911	6,818,491
Sumitomo Corp.	1,043,226	15,002,278
Sumitomo Electric Industries Ltd.	1,072,003	11,878,738
Sumitomo Forestry Co., Ltd.	132,019	2,031,930
Sumitomo Heavy Industries Ltd.	143,544	3,380,919
Sumitomo Metal Mining Co., Ltd.	114,622	4,825,627
Sumitomo Mitsui Financial Group, Inc.	781,962	23,839,675
Sumitomo Mitsui Trust Holdings, Inc.	189,646	5,716,873
Sumitomo Realty & Development Co., Ltd.	158,755	4,288,341
Sumitomo Rubber Industries Ltd.	281,505	2,575,548
Sundrug Co., Ltd.	59,748	1,296,719
Suntory Beverage & Food Ltd.	77,957	2,917,820
Suzuken Co., Ltd.	142,457	3,881,315
Suzuki Motor Corp.	380,198	11,283,734
Sysmex Corp.	26,531	1,731,749
T&D Holdings, Inc.	265,324	3,040,053
Taiheiyo Cement Corp.	190,631	2,852,537
Taisei Corp.	201,872	6,041,488
Taiyo Yuden Co., Ltd.	38,917	1,606,353
Takashimaya Co., Ltd.	266,543	2,652,066
Takeda Pharmaceutical Co., Ltd.	600,698	17,290,876
TDK Corp.	185,292	6,431,099
Teijin Ltd.	292,553	3,013,197
Terumo Corp.	116,658	3,781,444
The Chugoku Electric Power Co., Inc.	414,357	2,747,456
The Kansai Electric Power Co., Inc.	1,139,312	11,105,735
The Yokohama Rubber Co., Ltd.	123,022	1,581,705
TIS, Inc.	94,661	2,483,430
Tobu Railway Co., Ltd.	122,232	2,743,082
Toho Gas Co., Ltd.	65,997	1,424,134
Toho Holdings Co., Ltd.	130,709	1,981,286
Tohoku Electric Power Co., Inc.	1,133,892	6,284,465

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tokio Marine Holdings, Inc.	302,664	17,565,311
Tokuyama Corp.	93,749	1,219,914
Tokyo Electric Power Co. Holdings, Inc. *	6,388,943	23,888,076
Tokyo Electron Ltd.	23,448	10,750,228
Tokyo Gas Co., Ltd.	523,263	10,213,482
Tokyu Corp.	298,655	3,394,097
Tokyu Fudosan Holdings Corp.	496,226	2,561,266
Toppan, Inc.	351,934	6,634,070
Toray Industries, Inc.	1,576,311	8,164,297
Toshiba Corp.	239,418	10,738,403
Tosoh Corp.	303,058	4,417,068
TOTO Ltd.	61,216	2,072,336
Toyo Seikan Group Holdings Ltd.	232,715	2,489,143
Toyo Suisan Kaisha Ltd.	55,402	2,073,618
Toyoda Gosei Co., Ltd.	101,833	1,614,035
Toyota Industries Corp.	74,491	4,806,058
Toyota Motor Corp.	7,072,860	116,694,355
Toyota Tsusho Corp.	226,393	8,667,150
TS Tech Co., Ltd.	191,373	1,948,763
Tsuruha Holdings, Inc.	23,599	1,291,437
UBE Corp.	161,975	2,495,507
Unicharm Corp.	72,734	2,500,134
West Japan Railway Co.	182,000	6,727,117
Yakult Honsha Co., Ltd.	39,712	2,188,644
Yamada Holdings Co., Ltd.	1,300,847	4,590,808
Yamaha Corp.	52,662	2,177,790
Yamaha Motor Co., Ltd.	262,857	5,339,075
Yamato Holdings Co., Ltd.	275,094	4,760,070
Yamazaki Baking Co., Ltd.	164,273	1,912,868
Yaskawa Electric Corp.	57,003	1,987,317
Yokogawa Electric Corp.	140,240	2,526,925
Z Holdings Corp.	616,479	2,042,391
		1,910,897,482

Netherlands 2.2%
Aalberts N.V.	32,742	1,621,160
ABN AMRO Bank N.V.	407,738	4,763,187
Aegon N.V. (a)	1,478,888	7,878,518
Akzo Nobel N.V.	106,323	9,259,948
APERAM S.A.	35,063	1,452,117
ArcelorMittal S.A.	657,048	21,084,205
ASML Holding N.V.	18,334	10,527,199
ASR Nederland N.V.	89,802	4,088,516
Heineken Holding N.V.	59,453	4,703,434
Heineken N.V.	70,566	7,092,212
ING Groep N.V.	1,969,984	22,209,273
Koninklijke Ahold Delhaize N.V.	960,534	26,449,724
Koninklijke DSM N.V.	40,118	6,760,188
Koninklijke KPN N.V.	1,810,028	6,579,001
Koninklijke Philips N.V.	348,615	8,959,156
NN Group N.V.	190,499	9,450,576
Randstad N.V.	96,888	5,455,269
SBM Offshore N.V.	104,766	1,698,049
Signify N.V.	84,543	3,367,269
Unibail-Rodamco-Westfield *	78,881	5,533,988
Wolters Kluwer N.V.	43,840	4,327,226
		173,260,215

New Zealand 0.1%
Fletcher Building Ltd.	642,971	2,268,498
Spark New Zealand Ltd.	905,491	2,864,627
		5,133,125

Norway 0.8%
DNB Bank A.S.A.	366,782	7,418,979
Equinor A.S.A.	726,289	27,859,608
SECURITY	NUMBER OF SHARES	VALUE ($)
Mowi A.S.A.	169,752	4,418,641
Norsk Hydro A.S.A.	832,982	6,659,815
Orkla A.S.A.	341,424	2,677,436
Subsea 7 S.A.	362,793	3,769,679
Telenor A.S.A.	439,325	6,054,289
Yara International A.S.A.	111,966	5,783,685
		64,642,132

Poland 0.3%
Bank Polska Kasa Opieki S.A.	73,000	1,591,666
Grupa Lotos S.A. *	157,061	2,590,046
KGHM Polska Miedz S.A.	61,632	2,097,709
PGE Polska Grupa Energetyczna S.A. *	944,321	2,231,427
Polski Koncern Naftowy Orlen S.A.	582,049	10,058,443
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,704,614	2,385,307
Powszechna Kasa Oszczednosci Bank Polski S.A. *	253,658	1,891,009
Powszechny Zaklad Ubezpieczen S.A.	371,500	2,812,953
		25,658,560

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,740,989	8,713,440
Galp Energia, SGPS, S.A.	549,406	7,215,637
Jeronimo Martins, SGPS, S.A.	109,589	2,238,765
		18,167,842

Republic of Korea 5.6%
Amorepacific Corp.	10,920	1,443,114
BNK Financial Group, Inc.	325,165	2,073,676
CJ CheilJedang Corp.	7,863	2,500,881
CJ Corp.	36,830	2,542,258
Coway Co., Ltd.	29,406	1,699,425
DB Insurance Co., Ltd.	58,052	3,049,935
Doosan Enerbility Co., Ltd. *	123,307	2,068,073
E-MART, Inc.	35,214	3,301,668
GS Engineering & Construction Corp.	67,277	2,164,262
GS Holdings Corp.	120,451	4,420,042
Hana Financial Group, Inc.	200,417	8,018,624
Hankook Tire & Technology Co., Ltd.	88,105	2,538,751
Hanwha Corp.	115,879	2,706,841
Hanwha Solutions Corp. *	59,983	1,893,256
HD Hyundai Co., Ltd.	98,857	4,993,988
Hyundai Engineering & Construction Co., Ltd.	93,901	3,286,383
Hyundai Glovis Co., Ltd.	21,460	3,677,271
Hyundai Marine & Fire Insurance Co., Ltd.	106,845	2,711,714
Hyundai Mobis Co., Ltd.	69,922	12,348,818
Hyundai Motor Co.	122,697	18,793,309
Hyundai Steel Co.	151,879	5,063,861
Industrial Bank of Korea	245,849	2,235,533
KB Financial Group, Inc.	208,161	10,162,403
Kia Corp.	222,874	15,438,330
Korea Electric Power Corp. *	758,085	14,307,537
Korea Gas Corp.	72,689	2,605,688
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	36,510	2,697,231
Korea Zinc Co., Ltd.	6,823	3,281,349
Korean Air Lines Co., Ltd. *	96,314	2,261,495
KT&G Corp.	70,034	4,811,583
LG Chem Ltd.	13,804	6,527,110
LG Corp.	34,719	2,250,617
LG Display Co., Ltd.	434,548	6,093,928
LG Electronics, Inc.	98,469	8,356,971

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
LG Household & Health Care Ltd.	2,338	1,387,077
LG Innotek Co., Ltd.	8,682	2,701,722
LG Uplus Corp.	310,862	3,479,986
Lotte Chemical Corp.	22,052	3,645,032
Lotte Shopping Co., Ltd.	31,512	2,585,247
NAVER Corp.	9,202	2,142,076
NCSoft Corp.	2,324	854,688
POSCO Holdings, Inc.	102,172	23,866,560
Posco International Corp.	125,016	2,389,774
Samsung C&T Corp.	48,797	4,772,419
Samsung Electro-Mechanics Co., Ltd.	24,181	3,019,693
Samsung Electronics Co., Ltd.	2,400,313	130,763,899
Samsung Fire & Marine Insurance Co., Ltd.	30,683	4,935,271
Samsung Life Insurance Co., Ltd.	51,727	2,847,243
Samsung SDI Co., Ltd.	6,215	2,888,478
Samsung SDS Co., Ltd.	18,763	2,252,106
Shinhan Financial Group Co., Ltd.	342,738	11,926,019
SK Hynix, Inc.	265,418	23,169,370
SK Innovation Co., Ltd. *	60,121	10,472,095
SK Telecom Co., Ltd.	54,952	2,536,178
SK, Inc.	51,130	10,249,143
S-Oil Corp.	37,973	3,560,352
Woori Financial Group, Inc.	451,926	5,442,691
		434,213,044

Singapore 0.8%
ComfortDelGro Corp., Ltd.	2,088,623	2,193,900
DBS Group Holdings Ltd.	498,744	11,256,211
Golden Agri-Resources Ltd.	9,333,744	1,940,416
Jardine Cycle & Carriage Ltd.	126,704	2,708,022
Keppel Corp., Ltd.	781,137	3,925,913
Oversea-Chinese Banking Corp., Ltd.	1,138,704	9,826,295
Singapore Airlines Ltd. *	738,306	2,983,598
Singapore Telecommunications Ltd.	4,685,528	8,852,227
United Overseas Bank Ltd.	425,645	9,162,436
Venture Corp., Ltd.	157,690	2,061,277
Wilmar International Ltd.	1,662,033	5,055,568
		59,965,863

Spain 3.2%
Acciona S.A.	11,355	2,183,446
Acerinox S.A.	132,242	1,709,179
ACS, Actividades de Construccion y Servicios S.A.	245,124	6,932,351
Aena SME S.A. *	21,858	3,328,496
Amadeus IT Group S.A. *	86,609	5,366,388
Banco Bilbao Vizcaya Argentaria S.A.	4,964,123	27,009,189
Banco De Sabadell S.A.	7,914,362	7,062,390
Banco Santander S.A.	16,774,118	54,168,371
CaixaBank S.A.	2,034,628	7,340,876
Enagas S.A.	112,826	2,575,630
Endesa S.A.	196,244	4,336,970
Ferrovial S.A.	102,219	2,629,145
Ferrovial S.A. *(b)	1,163	29,929
Grifols S.A.	112,137	2,353,283
Iberdrola S.A.	2,648,105	31,303,892
Industria de Diseno Textil S.A.	301,098	7,221,922
Mapfre S.A.	981,300	1,816,504
Naturgy Energy Group S.A.	199,526	6,014,706
Red Electrica Corp. S.A.	161,470	3,336,682
Repsol S.A.	1,844,680	29,631,819
Telefonica S.A.	7,938,194	43,029,175
		249,380,343

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweden 1.7%
Alfa Laval AB	69,616	1,875,658
Assa Abloy AB, B Shares	194,798	4,782,518
Atlas Copco AB, A RDS *	106,683	87,016
Atlas Copco AB, A Shares	430,019	4,805,801
Atlas Copco AB, B RDS *	59,026	48,144
Atlas Copco AB, B Shares	237,928	2,294,249
Boliden AB	144,498	6,050,996
Boliden AB, Reedemable Shares *	143,106	226,427
Electrolux AB, B Shares	125,233	1,940,259
Epiroc AB, A Shares	88,759	1,713,734
Epiroc AB, B Shares	52,247	875,799
Essity AB, B Shares	214,409	5,614,631
H & M Hennes & Mauritz AB, B Shares (a)	497,750	6,848,886
Hexagon AB, B Shares	228,155	2,772,751
Husqvarna AB, B Shares	146,939	1,321,958
Industrivarden AB, A Shares	48,705	1,259,485
Industrivarden AB, C Shares	32,916	851,527
Investor AB, A Shares	120,010	2,498,662
Investor AB, B Shares	403,830	7,554,335
Lundin Energy AB	67,869	3,281,192
Sandvik AB	298,756	6,107,250
Securitas AB, B Shares	251,553	2,677,860
Skandinaviska Enskilda Banken AB, A Shares	429,562	4,733,079
Skanska AB, B Shares	213,793	3,679,889
SKF AB, B Shares	205,005	3,610,346
SSAB AB, A Shares	184,230	1,133,590
SSAB AB, B Shares	610,339	3,504,709
Svenska Cellulosa AB, S.C.A., B Shares	134,775	2,436,203
Svenska Handelsbanken AB, A Shares	569,901	5,596,693
Swedbank AB, A Shares	471,472	7,110,403
Swedish Match AB	333,493	3,439,355
Tele2 AB, B Shares	188,597	2,302,608
Telefonaktiebolaget LM Ericsson, B Shares	782,844	6,336,430
Telia Co. AB	1,929,917	7,894,321
Trelleborg AB, B Shares	100,629	2,340,963
Volvo AB, A Shares	95,017	1,736,473
Volvo AB, B Shares	692,924	12,115,272
		133,459,472

Switzerland 4.8%
ABB Ltd.	434,901	13,329,916
Adecco Group AG	171,099	6,656,180
Alcon, Inc.	79,624	5,964,220
Baloise Holding AG	16,353	2,780,803
Barry Callebaut AG	812	1,780,631
Chocoladefabriken Lindt & Spruengli AG	15	1,555,474
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	154	1,548,756
Cie Financiere Richemont S.A.	101,630	11,275,730
Clariant AG *	100,334	1,921,790
Credit Suisse Group AG	867,304	6,089,360
DKSH Holding AG	25,413	2,120,954
Dufry AG *	42,662	1,763,360
Geberit AG	5,352	2,935,769
Georg Fischer AG	30,464	1,713,014
Givaudan S.A.	1,169	4,295,256
Holcim AG *	323,926	16,045,075
Julius Baer Group Ltd.	43,573	2,238,767
Kuehne & Nagel International AG	10,675	2,815,336
Logitech International S.A.	20,927	1,277,168
Lonza Group AG	5,775	3,477,471
Nestle S.A.	663,366	80,970,030
Novartis AG	531,398	48,153,180

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Partners Group Holding AG	1,761	1,891,346
Roche Holding AG	162,492	55,330,853
Roche Holding AG, Bearer Shares	6,152	2,404,193
Schindler Holding AG	6,013	1,201,910
Schindler Holding AG, Participation Certificate	8,822	1,809,865
SGS S.A.	1,312	3,257,587
SIG Group AG *	68,707	1,500,939
Sika AG	12,584	3,485,527
Sonova Holding AG	6,034	2,133,980
Swiss Life Holding AG	11,979	6,785,871
Swiss Prime Site AG	24,798	2,496,486
Swiss Re AG	137,581	11,327,414
Swisscom AG	12,403	7,334,015
The Swatch Group AG	27,571	1,340,367
The Swatch Group AG, Bearer Shares	15,669	4,027,794
UBS Group AG	1,167,208	21,973,051
Zurich Insurance Group AG	54,896	25,084,188
		374,093,626

United Kingdom 17.7%
3i Group plc	212,976	3,407,511
abrdn plc	2,064,081	5,072,654
Admiral Group plc	47,307	1,325,375
Anglo American plc	454,602	22,269,976
Antofagasta plc	103,231	1,922,257
Ashtead Group plc	82,263	4,305,666
Associated British Foods plc	232,172	5,062,089
AstraZeneca plc	264,918	34,903,408
Aviva plc	1,582,062	8,573,651
B&M European Value Retail S.A.	224,928	1,104,709
BAE Systems plc	1,491,319	14,209,088
Balfour Beatty plc	579,878	1,903,056
Barclays plc	8,108,281	17,276,013
Barratt Developments plc	668,538	4,253,234
Bellway plc	83,749	2,465,621
Berkeley Group Holdings plc *	62,163	3,290,449
BP plc	25,222,483	138,038,914
British American Tobacco plc	1,160,731	51,229,674
BT Group plc	9,368,113	22,107,916
Bunzl plc	119,504	4,167,403
Burberry Group plc	136,930	2,956,173
Centrica plc *	11,499,736	11,475,648
Coca-Cola HBC AG	71,475	1,574,147
Compass Group plc	647,976	14,515,848
CRH plc	346,446	14,292,946
Croda International plc	18,946	1,649,945
Currys plc	2,282,823	2,409,522
DCC plc	68,138	4,817,549
Diageo plc	389,146	18,023,693
Direct Line Insurance Group plc	1,165,027	3,777,893
Drax Group plc	290,789	2,468,252
DS Smith plc	689,422	2,662,243
Entain plc *	70,310	1,295,503
Experian plc	131,339	4,396,384
Ferguson plc	74,970	9,006,279
FirstGroup plc *	1,838,681	3,163,100
Flutter Entertainment plc *	11,537	1,419,112
Glencore plc *	12,279,205	80,797,479
GSK plc	1,954,194	42,671,691
Hays plc	1,336,683	2,065,346
HSBC Holdings plc	11,000,972	73,897,907
IMI plc	76,009	1,351,655
Imperial Brands plc	793,783	17,912,244
Inchcape plc	334,109	3,063,339
Informa plc *	405,406	2,784,585
InterContinental Hotels Group plc	37,559	2,334,592
SECURITY	NUMBER OF SHARES	VALUE ($)
International Consolidated Airlines Group S.A. *(a)	1,315,338	2,115,914
Intertek Group plc	34,117	1,992,941
ITV plc	2,522,337	2,234,131
J Sainsbury plc	2,105,328	6,060,239
John Wood Group plc *	934,496	2,810,100
Johnson Matthey plc	202,211	5,377,261
Kingfisher plc	1,826,618	6,068,299
Land Securities Group plc	218,897	2,115,416
Legal & General Group plc	2,458,111	8,045,394
Lloyds Banking Group plc	43,028,333	24,343,218
London Stock Exchange Group plc	22,285	2,078,910
M&G plc	4,218,192	11,488,279
Marks & Spencer Group plc *	2,529,928	4,777,919
Meggitt plc *	295,258	2,883,880
Melrose Industries plc	1,220,646	2,082,966
Micro Focus International plc	460,462	2,164,014
Mondi plc	281,691	5,461,907
National Grid plc	1,748,761	25,808,408
Natwest Group plc	1,186,372	3,412,011
Next plc	34,980	2,855,845
Pearson plc	415,199	3,947,588
Pennon Group plc	112,030	1,413,326
Persimmon plc	191,505	5,254,270
Phoenix Group Holdings plc	163,515	1,313,953
Prudential plc	631,253	8,254,018
Reckitt Benckiser Group plc	150,256	11,623,384
RELX plc	336,761	9,659,795
Rentokil Initial plc	270,127	1,723,312
Rio Tinto plc	576,446	41,773,450
Royal Mail plc	1,026,524	4,018,319
Severn Trent plc	89,295	3,280,496
Shell plc	10,306,369	308,686,313
Smith & Nephew plc	277,110	4,515,695
Smiths Group plc	162,956	3,193,557
Smurfit Kappa Group plc	102,336	4,146,515
Spectris plc	37,789	1,437,337
SSE plc	615,281	13,740,771
St. James's Place plc	85,644	1,396,706
Standard Chartered plc	1,302,141	10,335,572
Tate & Lyle plc	253,299	2,376,687
Taylor Wimpey plc	2,563,775	4,203,694
Tesco plc	6,624,283	21,622,829
The Sage Group plc	250,615	2,073,871
The Weir Group plc	69,306	1,387,497
Travis Perkins plc	156,141	2,373,221
TUI AG *(a)	1,305,813	3,153,192
Unilever plc	779,616	37,582,533
United Utilities Group plc	259,385	3,458,632
Vodafone Group plc	32,567,670	53,596,598
Whitbread plc	79,682	2,734,524
WPP plc	751,046	8,713,876
		1,380,840,322
Total Common Stocks (Cost $6,944,802,443)		7,700,389,275

PREFERRED STOCKS 0.9% OF NET ASSETS

Germany 0.5%
Bayerische Motoren Werke AG	55,352	4,319,701
Fuchs Petrolub SE	44,908	1,375,880
Henkel AG & Co. KGaA	85,047	5,803,490
Volkswagen AG	169,488	28,084,320
		39,583,391

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 0.1%
Telecom Italia S.p.A. - RSP	12,641,241	3,859,449

Republic of Korea 0.3%
Amorepacific Corp.	3,534	192,239
Hyundai Motor Co., Ltd.	22,669	1,705,855
Hyundai Motor Co., Ltd. 2nd	32,194	2,391,391
LG Chem Ltd.	3,100	731,652
LG Electronics, Inc.	19,325	854,411
LG Household & Health Care Ltd.	1,090	355,492
Samsung Electronics Co., Ltd.	405,303	19,885,138
		26,116,178

Spain 0.0%
Grifols S.A., B Shares	26,786	344,621
Total Preferred Stocks (Cost $70,667,385)		69,903,639

RIGHTS 0.0% OF NET ASSETS

France 0.0%
Air France-KLM
expires 06/09/22, strike EUR 1.17 *(a)	669,912	1,076,608
Total Rights (Cost $1,558,789)		1,076,608

SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)	6,285,097	6,285,097
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)(d)	83,952,775	83,952,775
		90,237,872
Total Short-Term Investments (Cost $90,237,872)		90,237,872
Total Investments in Securities (Cost $7,107,266,489)		7,861,607,394

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/17/22	570	58,054,500	1,810,820

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $78,062,152.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$7,311,789,354	$—	$—	$7,311,789,354
Hong Kong	138,627,958	—	591,620	139,219,578
Spain	249,350,414	—	29,929	249,380,343
Preferred Stocks[1]	69,903,639	—	—	69,903,639
Rights[1]	1,076,608	—	—	1,076,608
Short-Term Investments[1]	90,237,872	—	—	90,237,872
Futures Contracts[2]	1,810,820	—	—	1,810,820
Total	$7,862,796,665	$—	$621,549	$7,863,418,214

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Australia 5.7%
29Metals Ltd. *	112,806	215,251
Adbri Ltd.	850,861	1,721,229
ALS Ltd.	230,731	2,116,935
Ansell Ltd.	151,037	2,968,690
ARB Corp.,Ltd.	21,298	489,358
ASX Ltd.	48,529	2,812,831
Austal Ltd.	714,624	1,015,018
Bank of Queensland Ltd.	628,926	3,388,211
Bapcor Ltd.	227,749	1,008,028
Beach Energy Ltd.	1,938,623	2,398,907
Bega Cheese Ltd.	292,013	1,018,051
Bendigo & Adelaide Bank Ltd.	653,625	4,885,706
Blackmores Ltd.	13,317	694,690
Boral Ltd.	1,065,847	2,293,756
Breville Group Ltd.	49,757	760,979
carsales.com Ltd.	74,524	1,095,925
Challenger Ltd.	621,585	3,223,813
Champion Iron Ltd.	54,195	295,464
Charter Hall Group	88,977	846,993
Charter Hall Retail REIT	266,925	821,443
Cleanaway Waste Management Ltd.	849,095	1,827,294
Cochlear Ltd.	17,384	2,780,527
Collins Foods Ltd.	81,874	541,512
Coronado Global Resources, Inc.	1,660,474	2,549,041
Costa Group Holdings Ltd.	377,817	859,156
Credit Corp. Group Ltd.	6,609	110,322
Cromwell Property Group	1,135,841	643,688
CSR Ltd.	819,587	2,745,636
Dexus	489,646	3,681,074
Domino's Pizza Enterprises Ltd.	13,687	675,798
Eagers Automotive Ltd.	169,730	1,327,138
Eclipx Group Ltd. *	776,607	1,314,753
Elders Ltd.	137,209	1,313,999
Endeavour Group Ltd.	1,313,387	6,840,067
Event Hospitality & Entertainment Ltd. *	132,753	1,405,600
Evolution Mining Ltd.	1,144,826	3,153,564
Flight Centre Travel Group Ltd. *(a)	218,629	3,215,086
G.U.D. Holdings Ltd.	85,002	700,006
G8 Education Ltd.	1,918,825	1,576,057
Genworth Mortgage Insurance Australia Ltd.	599,273	1,281,067
GrainCorp Ltd., Class A	527,978	3,719,275
GWA Group Ltd.	399,574	604,798
Harvey Norman Holdings Ltd.	686,023	2,155,479
Healius Ltd.	555,904	1,710,756
Humm Group Ltd. (a)	984,228	550,708
IGO Ltd.	177,988	1,613,871
Iluka Resources Ltd.	151,571	1,194,936
Inghams Group Ltd.	379,898	776,681
Insignia Financial Ltd.	749,905	1,785,975
InvoCare Ltd.	88,738	705,947
IRESS Ltd.	130,219	978,030
SECURITY	NUMBER OF SHARES	VALUE ($)
Link Administration Holdings Ltd.	477,997	1,508,721
Magellan Financial Group Ltd. (a)	61,206	688,448
McMillan Shakespeare Ltd.	107,036	904,495
Mineral Resources Ltd.	62,301	2,853,559
Monadelphous Group Ltd.	233,061	1,879,174
Myer Holdings Ltd.	5,278,726	1,704,012
nib Holdings Ltd.	462,003	2,449,177
Nine Entertainment Co. Holdings Ltd.	969,395	1,529,870
Northern Star Resources Ltd.	351,730	2,258,205
NRW Holdings Ltd.	1,366,558	1,970,403
Nufarm Ltd.	576,056	2,186,006
oOh!media Ltd.	142,114	140,685
OZ Minerals Ltd.	163,528	2,827,093
Pact Group Holdings Ltd.	86,360	135,671
Pendal Group Ltd.	380,677	1,422,739
Perenti Global Ltd.	2,273,636	1,084,610
Perpetual Ltd.	63,562	1,485,980
Perseus Mining Ltd.	131,815	183,442
Platinum Asset Management Ltd.	388,205	509,616
Premier Investments Ltd.	49,333	794,130
Qube Holdings Ltd.	946,723	2,078,143
Ramelius Resources Ltd.	147,730	139,356
REA Group Ltd.	8,070	651,901
Reece Ltd.	103,338	1,188,296
Regis Resources Ltd.	1,027,733	1,489,233
Reliance Worldwide Corp., Ltd.	380,059	1,068,730
Sandfire Resources Ltd.	329,147	1,303,347
SEEK Ltd.	132,188	2,299,507
Service Stream Ltd. *	317,710	214,235
Seven Group Holdings Ltd.	80,337	1,082,863
Shopping Centres Australasia Property Group	461,143	982,479
Silver Lake Resources Ltd. *	114,734	130,041
Southern Cross Media Group Ltd.	572,660	583,333
St. Barbara Ltd.	1,500,150	1,366,688
Steadfast Group Ltd.	278,705	1,007,642
Super Retail Group Ltd.	226,393	1,536,332
Tassal Group Ltd.	337,853	891,880
The GPT Group	884,481	3,051,860
The Star Entertainment Grp Ltd. *	1,466,793	3,146,089
United Malt Grp Ltd.	92,094	253,024
Washington H Soul Pattinson & Co., Ltd.	53,245	981,619
Waypoint REIT Ltd.	115,289	206,756
Webjet Ltd. *	36,115	154,665
Whitehaven Coal Ltd.	2,356,022	8,923,686
		151,656,860

Austria 0.7%
ANDRITZ AG	78,992	3,648,822
AT&S Austria Technologie & Systemtechnik AG	24,843	1,479,686
CA Immobilien Anlagen AG	23,171	771,962
EVN AG	43,254	1,079,625
IMMOFINANZ AG *	28,518	621,996
Lenzing AG	18,471	1,745,218

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mayr Melnhof Karton AG	11,429	1,951,585
Oesterreichische Post AG (a)	45,491	1,388,869
S IMMO AG	33,771	835,693
Strabag SE	13,470	593,784
UNIQA Insurance Group AG	156,552	1,284,630
Verbund AG	18,493	1,835,454
Vienna Insurance Group AG Wiener Versicherung Gruppe	51,246	1,229,699
		18,467,023

Belgium 1.3%
Ackermans & van Haaren N.V.	23,778	4,006,774
Aedifica S.A.	1,427	165,097
AGFA-Gevaert N.V. *	284,134	1,188,598
Barco N.V.	69,389	1,623,432
Befimmo S.A.	21,661	1,090,604
Bekaert S.A.	67,868	2,732,201
bpost S.A. (a)	336,686	2,102,734
Cie d'Entreprises CFE *	12,451	1,384,498
Cofinimmo S.A.	11,058	1,442,828
D'ieteren Group	21,470	3,351,062
Elia Group S.A. N.V.	18,383	3,018,904
Euronav N.V.	301,484	3,846,510
Fagron	9,565	168,145
KBC Ancora	20,641	929,575
Melexis N.V.	9,668	836,315
Ontex Group N.V. *	304,058	2,501,546
Recticel S.A.	10,522	206,497
Sofina S.A.	4,343	1,020,745
Telenet Group Holding N.V.	93,002	2,468,791
Tessenderlo Group S.A. *	36,520	1,244,081
Warehouses De Pauw CVA	20,677	760,639
		36,089,576

Canada 9.4%
Aecon Group, Inc.	133,648	1,562,758
Ag Growth International, Inc.	28,933	786,659
Air Canada *	308,957	5,420,213
Alamos Gold, Inc., Class A	169,746	1,266,871
Allied Properties Real Estate Investment Trust	54,621	1,674,667
Altus Group Ltd.	16,804	626,937
ARC Resources Ltd.	1,019,479	15,354,449
Aritzia, Inc. *	3,484	101,695
Artis Real Estate Investment Trust	176,873	1,841,655
ATS Automation Tooling Systems, Inc. *	27,596	810,088
AutoCanada, Inc. *	35,918	811,871
B2Gold Corp.	683,483	2,712,642
Badger Infrastructure Solutions Ltd.	37,309	872,810
Birchcliff Energy Ltd.	319,968	2,883,848
BlackBerry Ltd. *	166,809	1,004,929
Boardwalk Real Estate Investment Trust	30,551	1,211,557
Bombardier, Inc., Class B *	508,700	478,597
Boralex, Inc., Class A	30,463	929,894
Boyd Group Services, Inc.	9,388	1,060,265
Brookfield Infrastructure Corp., Class A	69,525	4,920,645
Brookfield Renewable Corp., Class A	6,361	229,124
BRP, Inc.	21,307	1,656,247
CAE, Inc. *	143,449	3,582,681
Cameco Corp.	185,660	4,548,842
Canaccord Genuity Group, Inc.	23,313	192,608
Canadian Apartment Properties REIT	62,060	2,428,723
Canadian Western Bank	66,823	1,600,772
Canfor Corp. *	105,604	2,235,063
Capital Power Corp.	100,732	3,620,411
Cargojet, Inc.	1,085	127,668
Cascades, Inc.	290,897	2,371,149
SECURITY	NUMBER OF SHARES	VALUE ($)
Celestica, Inc. *	419,370	4,635,168
Centerra Gold, Inc.	276,128	2,154,709
Chartwell Retirement Residences	170,776	1,675,558
Chemtrade Logistics Income Fund (a)	299,059	2,052,285
Choice Properties Real Estate Investment Trust	119,395	1,423,470
Chorus Aviation, Inc. *	484,958	1,548,982
Cineplex, Inc. *(a)	178,104	1,817,862
Cogeco Communications, Inc.	11,864	987,221
Cogeco, Inc.	28,112	1,732,482
Colliers International Group, Inc.	10,367	1,261,645
Corus Entertainment, Inc., B Shares	705,941	2,494,807
Crombie Real Estate Investment Trust	64,742	887,557
Doman Building Materials Group Ltd.	36,171	207,615
Dream Industrial Real Estate Investment Trust	12,985	145,880
Dream Office Real Estate Investment Trust (a)	75,725	1,393,745
Dundee Precious Metals, Inc.	30,629	181,374
ECN Capital Corp.	112,298	538,917
Eldorado Gold Corp. *	28,468	228,221
Element Fleet Management Corp.	206,754	2,303,169
Enerflex Ltd.	336,346	2,087,454
Enerplus Corp.	321,648	4,770,618
Enghouse Systems Ltd.	5,102	136,419
Equitable Group, Inc.	2,796	140,900
Exchange Income Corp.	45,331	1,684,793
Extendicare, Inc.	110,264	627,664
Fiera Capital Corp.	19,930	156,780
First Capital Real Estate Investment Trust	198,341	2,444,666
FirstService Corp.	6,773	867,315
Fortuna Silver Mines, Inc. *	50,913	167,852
Gibson Energy, Inc.	216,539	4,586,378
goeasy Ltd.	1,315	120,870
Granite Real Estate Investment Trust	13,996	1,007,942
H&R Real Estate Investment Trust	379,212	4,203,307
Hardwoods Distribution, Inc.	4,974	128,002
Home Capital Group, Inc.	58,718	1,414,041
Hudbay Minerals, Inc.	308,049	1,763,272
IAMGOLD Corp. *	704,090	1,558,645
IGM Financial, Inc.	81,394	2,507,104
Innergex Renewable Energy, Inc.	58,116	783,855
Interfor Corp. *	91,422	2,434,354
Intertape Polymer Group, Inc.	56,396	1,757,624
Just Energy Group, Inc. *	54,636	10,151
Killam Apartment Real Estate Investment Trust	49,244	747,507
Labrador Iron Ore Royalty Corp.	4,915	124,502
Laurentian Bank of Canada	49,789	1,519,827
LifeWorks, Inc.	39,632	559,300
Maple Leaf Foods, Inc.	112,416	2,469,890
Martinrea International, Inc.	373,232	2,906,538
MEG Energy Corp. *	429,960	7,502,247
Mullen Group Ltd.	167,744	1,636,527
NFI Group, Inc. (a)	129,543	1,239,254
Northland Power, Inc.	108,542	3,291,830
NorthWest Healthcare Properties Real Estate Investment Trust	93,220	973,583
NuVista Energy Ltd. *	276,650	2,832,445
Obsidian Energy Ltd. *	18,444	178,483
OceanaGold Corp. *	1,188,465	2,762,452
Pan American Silver Corp.	90,391	1,988,123
Parex Resources, Inc.	156,566	3,467,141
Pason Systems, Inc.	112,789	1,427,641
Peyto Exploration & Development Corp.	387,729	4,745,262
PrairieSky Royalty Ltd.	109,449	1,638,901
Precision Drilling Corp. *	52,967	4,120,191

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Premium Brands Holdings Corp.	17,859	1,439,761
Primo Water Corp.	151,812	2,176,030
Richelieu Hardware Ltd.	41,559	1,228,847
Ritchie Bros. Auctioneers, Inc.	38,428	2,312,941
Russel Metals, Inc.	127,209	3,190,157
Secure Energy Services, Inc.	513,243	2,994,611
ShawCor Ltd. *	401,586	2,070,080
Shopify, Inc., Class A *	1,304	489,548
Sienna Senior Living, Inc.	71,562	768,888
Sierra Wireless, Inc. *	10,789	239,263
Silvercorp Metals, Inc.	41,767	114,584
Sleep Country Canada Holdings, Inc.	30,975	667,572
SmartCentres Real Estate Investment Trust	95,770	2,227,579
Spin Master Corp. *	5,327	190,321
SSR Mining, Inc.	75,451	1,467,442
Stantec, Inc.	72,539	3,294,177
Stelco Holdings, Inc.	26,430	820,159
Stella-Jones, Inc.	78,819	2,247,075
Superior Plus Corp.	237,803	2,329,430
The Descartes Systems Group, Inc. *	10,945	649,423
The North West Co., Inc.	58,753	1,686,156
TMX Group Ltd.	19,597	2,132,375
Torex Gold Resources, Inc. *	98,024	962,532
Toromont Industries Ltd.	39,748	3,525,579
TransAlta Corp.	424,171	4,835,787
TransAlta Renewables, Inc.	13,252	181,673
Transcontinental, Inc., Class A	167,602	2,138,670
Trican Well Service Ltd. *	89,894	329,058
Tricon Residential, Inc.	57,153	708,510
Turquoise Hill Resources Ltd. *	79,601	2,235,386
Uni-Select, Inc. *	19,002	433,567
Vermilion Energy, Inc.	535,013	11,572,879
Wajax Corp.	13,143	246,993
Western Forest Products, Inc.	208,956	310,580
Westshore Terminals Investment Corp.	51,040	1,460,765
Whitecap Resources, Inc.	585,635	5,208,834
Winpak Ltd.	37,117	1,204,611
Yamana Gold, Inc.	531,049	2,854,989
		251,035,487

Denmark 1.5%
Alm Brand A/S	144,686	246,666
Chr Hansen Holding A/S	38,198	2,857,858
D/S Norden A/S	55,702	2,308,301
Demant A/S *	40,189	1,765,551
Dfds A/S	37,775	1,474,024
FLSmidth & Co. A/S	95,822	2,814,662
Genmab A/S *	4,537	1,380,382
GN Store Nord A/S	44,202	1,740,725
H. Lundbeck A/S	64,841	1,592,794
Jyske Bank A/S *	62,659	3,688,291
Matas A/S	45,107	623,514
NKT A/S *	25,565	1,250,835
Per Aarsleff Holding A/S	34,930	1,224,696
Ringkjoebing Landbobank A/S	7,446	904,891
Rockwool A/S, B Shares	4,405	1,223,831
Royal Unibrew A/S	22,021	1,929,111
Scandinavian Tobacco Group A/S, Class A	81,608	1,748,504
Schouw & Co. A/S	19,655	1,497,130
SimCorp A/S	12,230	963,263
Solar A/S, B Shares	2,462	252,760
Spar Nord Bank A/S	15,228	175,633
Sydbank A/S	82,609	2,909,475
The Drilling Co. of 1972 A/S *	33,529	1,911,819
SECURITY	NUMBER OF SHARES	VALUE ($)
Topdanmark A/S	23,489	1,259,520
Tryg A/S	117,788	2,739,926
		40,484,162

Finland 1.0%
Aktia Bank Oyj	55,205	589,609
Cargotec Oyj, B Shares	67,808	2,504,603
Finnair Oyj *(a)	1,608,093	829,293
Kamux Corp.	12,657	120,741
Kemira Oyj	171,882	2,342,115
Kojamo Oyj	67,469	1,332,050
Konecranes Oyj *	88,422	2,727,995
Metsa Board Oyj, Class B	181,273	1,887,514
Metso Outotec Oyj	47,083	437,294
Orion Oyj, B Shares	82,901	3,392,454
Sanoma Oyj	75,524	1,012,932
Terveystalo Oyj	16,133	181,812
TietoEVRY Oyj	80,714	2,033,654
Tokmanni Group Corp.	38,648	511,725
Uponor Oyj	52,977	906,891
Valmet Oyj	121,585	3,419,008
YIT Oyj	326,624	1,353,398
		25,583,088

France 4.3%
Accor S.A. *	139,990	4,584,408
Aeroports de Paris *	27,022	4,028,019
Albioma S.A.	24,372	1,301,770
Altarea S.C.A.	1,025	153,944
Alten S.A.	20,261	2,691,370
Amundi S.A. (a)	39,912	2,315,223
Beneteau S.A. *	54,634	697,638
BioMerieux	16,627	1,743,763
Carmila S.A.	8,707	136,180
CGG S.A. *	3,043,968	3,361,937
Cie Plastic Omnium S.A.	125,050	2,334,919
Coface S.A.	98,815	1,161,235
Covivio	35,484	2,581,030
Dassault Aviation S.A.	16,515	2,789,980
Derichebourg S.A.	142,927	1,146,798
Elior Group S.A. *	540,655	1,610,111
Eramet S.A. *	13,974	2,104,732
Eurazeo SE	51,276	3,949,425
Eurofins Scientific SE	26,961	2,507,533
Euronext N.V.	23,796	2,054,612
Fnac Darty S.A.	45,808	2,321,097
Gaztransport Et Technigaz S.A.	11,401	1,490,025
Gecina S.A.	22,352	2,619,537
Getlink SE	233,977	4,492,862
ICADE	36,023	2,085,770
Imerys S.A.	77,466	2,854,699
Ipsen S.A.	19,077	1,904,657
IPSOS	58,935	2,853,662
JCDecaux S.A. *	98,244	1,935,435
Kaufman & Broad S.A.	33,141	1,018,916
Korian S.A.	99,090	2,068,866
La Francaise des Jeux SAEM	32,854	1,194,513
Lagardere S.A.	214,327	5,739,944
Maisons du Monde S.A.	69,921	919,807
Mercialys S.A.	109,844	1,088,451
Mersen S.A.	25,962	910,836
Metropole Television S.A.	104,649	1,822,831
Nexans S.A.	33,609	3,364,540
Nexity S.A.	79,799	2,296,118
Orpea S.A. (a)	47,194	1,307,393
Quadient S.A.	105,883	2,200,487
Remy Cointreau S.A.	7,745	1,421,247

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rothschild & Co.	7,771	305,932
Sartorius Stedim Biotech	1,892	650,807
SMCP S.A. *	27,238	184,701
Societe BIC S.A.	58,124	3,312,515
SOITEC *	975	178,395
Sopra Steria Group S.A.	17,289	3,074,459
SPIE S.A.	156,186	3,787,994
Technicolor S.A. *	387,343	1,463,912
Television Francaise 1	241,316	1,994,403
Trigano S.A.	6,545	853,980
UbiSoft Entertainment S.A. *	68,924	3,599,448
Verallia S.A.	44,273	1,222,680
Vicat S.A.	39,502	1,216,600
Virbac S.A.	1,815	735,925
Worldline S.A. *	46,368	1,888,022
		115,636,093

Germany 3.9%
1&1 AG	71,201	1,480,480
Aareal Bank AG	121,275	4,243,051
ADLER Group S.A.	20,243	99,752
ADVA Optical Networking SE *	49,603	836,911
Aroundtown S.A.	388,270	1,815,137
Bechtle AG	51,639	2,297,921
Befesa S.A.	18,761	1,245,054
Bilfinger SE	63,938	1,979,464
Borussia Dortmund GmbH & Co. KGaA *	120,095	518,209
CANCOM SE	26,936	1,068,796
Carl Zeiss Meditec AG, Class B	7,259	966,193
CECONOMY AG	678,306	2,268,555
Cewe Stiftung & Co. KGaA	6,108	588,233
CompuGroup Medical SE & Co. KgaA	3,028	169,972
CTS Eventim AG & Co., KGaA *	19,489	1,247,436
Deutsche Euroshop AG	53,461	1,264,524
Deutsche Pfandbriefbank AG	319,196	3,539,065
Deutsche Wohnen SE	45,567	1,254,023
Deutz AG	315,335	1,508,626
DIC Asset AG	8,760	120,305
Duerr AG	71,212	1,962,072
DWS Group GmbH & Co. KGaA	37,872	1,354,239
ElringKlinger AG	77,630	674,437
Encavis AG	11,134	240,812
Evotec SE *	5,826	161,020
Fielmann AG	18,235	984,526
Fraport AG Frankfurt Airport Services Worldwide *	47,710	2,693,462
Gerresheimer AG	29,500	2,201,070
Global Fashion Group S.A. *	43,436	94,365
Grand City Properties S.A.	64,638	1,147,364
GRENKE AG	23,433	669,737
Hamburger Hafen und Logistik AG	40,762	712,634
Heidelberger Druckmaschinen AG *	63,548	133,837
Hella GmbH & Co. KGaA	32,186	2,311,834
HelloFresh SE *	14,254	528,633
HOCHTIEF AG	41,367	2,674,817
Hornbach Holding AG & Co. KGaA	21,304	2,679,292
Hugo Boss AG	85,179	4,560,575
Jenoptik AG	43,035	1,200,476
JOST Werke AG	17,730	765,428
Kloeckner & Co. SE *	331,166	4,093,948
Krones AG	22,735	2,043,373
LEG Immobilien SE	23,705	2,434,267
Leoni AG *(a)	198,270	1,876,525
Nemetschek SE	1,773	126,229
Nordex SE *	71,595	843,274
Norma Group SE	46,001	1,201,412
PATRIZIA AG	8,163	112,631
Puma SE	33,557	2,488,316
SECURITY	NUMBER OF SHARES	VALUE ($)
QIAGEN N.V. *	52,967	2,429,078
Rational AG	927	600,794
RTL Group S.A. *	72,361	3,342,521
S&T AG (a)	34,874	596,993
SAF-Holland SE	96,815	798,591
Sartorius AG	25	9,494
Scout24 SE	26,986	1,666,879
Siltronic AG	16,419	1,592,671
Sixt SE	12,187	1,638,443
Software AG	45,783	1,557,670
Stabilus SE	23,421	1,297,140
Stroeer SE & Co. KGaA	17,126	953,086
Suedzucker AG	178,219	2,367,372
Synlab AG	9,162	181,672
TAG Immobilien AG	73,122	1,319,893
Takkt AG	74,179	1,222,160
Talanx AG	81,378	3,324,899
Vantage Towers AG	6,472	201,754
Vitesco Technologies Group AG *	64,030	3,018,054
Wacker Chemie AG	15,375	2,743,156
Wacker Neuson SE	38,760	847,042
		103,191,674

Hong Kong 3.3%
Asia Cement China Holdings Corp.	1,517,128	933,998
AsiaInfo Technologies Ltd.	77,092	130,885
ASM Pacific Technology Ltd.	302,130	2,753,446
BOC Aviation Ltd.	172,579	1,425,409
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	0
Budweiser Brewing Co. APAC Ltd.	829,802	2,205,247
Cathay Pacific Airways Ltd. *	2,569,543	2,685,631
Chow Sang Sang Holdings International Ltd.	846,431	915,959
Chow Tai Fook Jewellery Group Ltd. *	1,445,293	2,501,683
CITIC Telecom International Holdings Ltd.	3,216,217	1,090,445
CK Infrastructure Holdings Ltd.	175,849	1,177,848
Cowell e Holdings, Inc. *(a)	1,341,782	1,263,872
DFI Retail Group Holdings Ltd.	610,369	1,647,996
FIH Mobile Ltd. *	15,114,000	1,945,707
FIT Hon Teng Ltd. *	3,483,077	492,791
Fortune Real Estate Investment Trust	970,332	869,465
GCL New Energy Holdings Ltd. *	7,119,224	142,465
Haitong International Securities Group Ltd.	4,796,442	721,403
Hang Lung Properties Ltd.	1,502,733	2,807,970
HKBN Ltd.	735,534	935,642
Huabao International Holdings Ltd. (a)	653,748	351,641
Hysan Development Co., Ltd.	491,338	1,459,193
IGG, Inc.	1,876,411	755,774
Jinchuan Group International Resources Co., Ltd.	1,930,164	206,657
JS Global Lifestyle Co., Ltd.	382,432	408,484
Kerry Logistics Network Ltd.	451,361	1,032,103
Kerry Properties Ltd.	1,311,470	3,401,726
Lee & Man Paper Manufacturing Ltd. (a)	3,240,566	1,577,832
L'Occitane International S.A.	66,274	208,649
Luk Fook Holdings International Ltd.	781,548	1,813,024
Man Wah Holdings Ltd.	769,198	764,732
Melco International Development Ltd. *	2,267,546	1,554,945
MGM China Holdings Ltd. *	837,105	422,524
Minth Group Ltd.	618,275	1,603,698
MMG Ltd. *	4,353,917	1,853,545
NagaCorp Ltd.	1,909,718	1,613,836
Nexteer Automotive Group Ltd.	1,803,791	1,167,956
NWS Holdings Ltd.	3,495,642	3,560,003
Orient Overseas International Ltd.	21,472	659,578
Pacific Basin Shipping Ltd.	4,493,801	2,342,684

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pacific Textiles Holdings Ltd.	1,530,480	704,225
Power Assets Holdings Ltd.	111,360	727,444
Powerlong Real Estate Holdings Ltd. (a)	3,385,288	910,447
PRADA S.p.A.	278,652	1,720,809
Samsonite International S.A. *	2,054,819	4,698,645
Singamas Container Holdings Ltd.	1,944,500	322,202
Sino Land Co., Ltd.	3,330,189	4,720,090
SITC International Holdings Co., Ltd.	447,702	1,689,108
SJM Holdings Ltd. *	3,007,305	1,280,267
Sun Hung Kai & Co., Ltd.	518,688	240,649
Swire Properties Ltd.	793,360	1,941,548
Texhong Textile Group Ltd.	195,428	211,481
The Bank of East Asia Ltd.	2,093,223	3,030,892
Towngas Smart Energy Co., Ltd. *	1,347,952	673,499
Truly International Holdings Ltd.	4,705,972	1,349,611
Uni-President China Holdings Ltd.	1,595,156	1,289,048
United Energy Group Ltd.	1,433,484	230,218
Value Partners Group Ltd.	1,411,267	564,827
Vinda International Holdings Ltd.	58,664	147,005
Vitasoy International Holdings Ltd.	531,924	953,260
VSTECS Holdings Ltd.	1,738,253	1,433,487
VTech Holdings Ltd.	306,942	2,294,568
Wynn Macau Ltd. *	2,004,721	1,170,297
Xinyi Glass Holdings Ltd.	1,073,028	2,727,174
		88,437,247

Ireland 0.3%
AIB Group plc	1,012,654	2,712,014
Dalata Hotel Group plc *	203,624	910,702
Glanbia plc (a)	221,266	2,567,048
Irish Continental Group plc *	160,307	722,978
		6,912,742

Israel 1.7%
Alony Hetz Properties & Investments Ltd.	9,164	133,141
Azrieli Group Ltd.	9,926	741,629
Bezeq The Israeli Telecommunication Corp., Ltd.	3,172,285	4,886,154
Cellcom Israel Ltd. *	169,146	829,488
Clal Insurance Enterprises Holdings Ltd. *	30,251	563,422
Delek Automotive Systems Ltd.	13,263	174,134
Delek Group Ltd. *	24,171	3,883,337
Elbit Systems Ltd.	15,802	3,201,733
FIBI Holdings Ltd.	5,768	242,502
First International Bank of Israel Ltd.	32,918	1,263,358
Formula Systems 1985 Ltd.	1,615	150,057
G City Ltd.	137,056	967,642
Harel Insurance Investments & Financial Services Ltd.	105,414	1,158,622
Isracard Ltd.	206,695	873,346
Mivne Real Estate KD Ltd.	40,759	130,357
Mizrahi Tefahot Bank Ltd.	64,918	2,124,976
Nice Ltd. *	12,324	2,480,011
Oil Refineries Ltd.	9,841,584	4,146,531
Partner Communications Co., Ltd. *	147,464	1,071,234
Paz Oil Co., Ltd. *	28,056	3,871,449
Shikun & Binui Ltd. *	141,890	690,712
Shufersal Ltd.	139,842	1,028,883
Strauss Group Ltd.	25,573	669,669
The Israel Corp., Ltd. *	8,982	4,828,235
The Phoenix Holdings Ltd.	77,657	857,505
Tower Semiconductor Ltd. *	92,466	4,551,173
		45,519,300

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 2.7%
ACEA S.p.A.	56,065	1,016,209
Amplifon S.p.A.	25,363	871,074
Anima Holding S.p.A.	379,263	1,822,597
Autogrill S.p.A. *	304,806	2,285,011
Azimut Holding S.p.A.	101,296	2,164,841
Banca Generali S.p.A.	34,793	1,213,949
Banca IFIS S.p.A.	61,298	1,115,000
Banca Mediolanum S.p.A.	198,502	1,563,368
Banca Monte dei Paschi di Siena S.p.A. *(a)	1,161,054	957,710
Banca Popolare di Sondrio S.p.A.	589,195	2,390,891
BFF Bank S.p.A.	134,442	1,044,152
BPER Banca	1,715,926	3,522,883
Brembo S.p.A.	171,377	1,984,582
Buzzi Unicem S.p.A.	119,301	2,318,952
Cementir Holding N.V.	21,039	151,005
Credito Emiliano S.p.A.	19,189	123,954
Danieli & C Officine Meccaniche S.p.A.	2,632	64,285
Davide Campari-Milano N.V.	143,735	1,530,830
De'Longhi S.p.A.	48,221	1,166,409
DiaSorin S.p.A.	6,321	829,493
Enav S.p.A. *	344,734	1,590,190
ERG S.p.A.	53,269	1,846,604
Esprinet S.p.A.	84,885	739,286
Fincantieri S.p.A. *(a)	995,043	618,778
FinecoBank Banca Fineco S.p.A.	167,172	2,358,523
Infrastrutture Wireless Italiane S.p.A.	76,970	854,637
Interpump Group S.p.A.	35,779	1,628,951
Iren S.p.A.	1,059,689	2,753,975
Italgas S.p.A.	548,564	3,531,771
Maire Tecnimont S.p.A. (a)	213,790	749,820
MARR S.p.A.	41,078	609,907
MFE-MediaForEurope N.V., Class A *(a)	908,433	519,180
MFE-MediaForEurope N.V., Class B (a)	777,790	652,818
Moncler S.p.A.	53,418	2,557,914
Nexi S.p.A. *	51,662	524,651
OVS S.p.A. *	616,738	1,260,578
Piaggio & C S.p.A.	243,131	638,112
Recordati Industria Chimica e Farmaceutica S.p.A.	40,858	1,824,297
Reply S.p.A.	6,032	818,707
Saipem S.p.A. *(a)	450,838	2,716,168
Salvatore Ferragamo S.p.A.	61,221	1,066,379
Saras S.p.A. *	6,735,739	9,178,319
SOL S.p.A.	8,949	180,612
Technogym S.p.A.	70,670	545,078
Unieuro S.p.A.	14,269	272,849
UnipolSai Assicurazioni S.p.A.	644,414	1,778,286
Webuild S.p.A. (a)	443,987	800,470
		70,754,055

Japan 30.8%
ABC-Mart, Inc.	38,371	1,640,487
Acom Co., Ltd.	416,061	1,057,577
Activia Properties, Inc.	85	271,231
Adastria Co., Ltd.	102,735	1,704,198
ADEKA Corp.	178,296	3,498,147
Advance Residence Investment Corp.	310	868,708
Aeon Delight Co., Ltd.	39,585	873,581
AEON Financial Service Co., Ltd.	237,085	2,215,214
Aeon Hokkaido Corp.	19,164	159,098
Aeon Mall Co., Ltd.	194,118	2,349,425
AEON REIT Investment Corp.	228	273,114
Ahresty Corp.	93,448	270,222
Ai Holdings Corp.	10,968	139,567
Aica Kogyo Co., Ltd.	78,577	1,706,589

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aichi Steel Corp.	72,459	1,150,152
Aida Engineering Ltd.	117,206	823,617
Aiful Corp.	246,377	666,479
Ain Holdings, Inc.	45,206	2,031,099
Aisan Industry Co., Ltd.	44,216	250,905
Akebono Brake Industry Co., Ltd. *	104,452	118,543
Alconix Corp.	20,936	209,124
Alpen Co., Ltd.	43,064	645,399
Amano Corp.	103,397	2,010,151
Anritsu Corp.	109,888	1,224,062
AOKI Holdings, Inc.	218,202	1,136,425
Aoyama Trading Co., Ltd.	466,585	3,177,181
Aozora Bank Ltd.	161,547	3,335,293
Arata Corp.	85,418	2,665,889
Arcland Sakamoto Co., Ltd.	75,223	866,575
Arcs Co., Ltd.	189,591	2,851,713
Ariake Japan Co., Ltd.	13,871	527,798
As One Corp.	11,384	555,727
Asahi Diamond Industrial Co., Ltd.	34,248	158,934
Asahi Holdings, Inc.	74,161	1,197,921
Asahi Intecc Co., Ltd.	37,302	564,844
Asanuma Corp.	21,229	864,705
Asics Corp.	186,126	3,226,406
ASKUL Corp.	65,286	735,860
Autobacs Seven Co., Ltd.	167,452	1,774,162
Avex, Inc.	79,125	714,705
Axial Retailing, Inc.	52,900	1,254,188
Azbil Corp.	102,179	3,030,144
BayCurrent Consulting, Inc.	400	126,394
Belc Co., Ltd.	21,841	889,633
Bell System24 Holdings, Inc.	12,676	141,003
Belluna Co., Ltd.	127,011	658,528
Benesse Holdings, Inc.	133,290	2,134,381
BIPROGY, Inc.	87,015	1,911,496
BML, Inc.	27,011	727,530
Bunka Shutter Co., Ltd.	139,005	1,027,586
Calbee, Inc.	117,314	2,172,194
Canon Electronics, Inc.	54,737	658,231
Canon Marketing Japan, Inc.	133,718	3,128,697
Capcom Co., Ltd.	56,046	1,594,530
Cawachi Ltd.	59,610	945,271
Central Glass Co., Ltd.	147,402	3,217,419
Chudenko Corp.	64,411	1,036,424
Chugoku Marine Paints Ltd.	115,424	764,439
Citizen Watch Co., Ltd.	949,943	4,068,705
CKD Corp.	71,566	1,040,292
CMK Corp.	34,048	125,717
Colowide Co., Ltd.	48,572	650,169
Comforia Residential REIT, Inc.	57	150,204
Cosmos Pharmaceutical Corp.	16,467	1,561,642
Create SD Holdings Co., Ltd.	37,364	853,030
Credit Saison Co., Ltd.	359,936	4,191,256
CyberAgent, Inc.	181,371	1,961,110
Daihen Corp.	32,318	1,053,861
Daiho Corp.	36,668	1,259,843
Daiichikosho Co., Ltd.	74,359	2,303,398
Daiken Corp.	12,876	189,669
Daiki Aluminium Industry Co., Ltd.	17,892	185,672
Daikokutenbussan Co., Ltd.	4,380	157,809
Daio Paper Corp.	130,586	1,440,410
Daiseki Co., Ltd.	27,539	1,009,339
Daishi Hokuetsu Financial Group, Inc.	52,748	1,014,818
Daito Pharmaceutical Co., Ltd.	6,888	140,121
Daiwa House REIT Investment Corp.	360	891,290
Daiwa Office Investment Corp.	30	162,074
Daiwa Securities Living Investments Corp.	239	219,223
DCM Holdings Co., Ltd.	305,101	2,513,950
DeNA Co., Ltd.	114,018	1,653,835
SECURITY	NUMBER OF SHARES	VALUE ($)
Descente Ltd.	39,273	779,385
Dexerials Corp.	39,773	1,344,884
Disco Corp.	12,769	3,483,943
DMG Mori Co., Ltd.	149,909	2,209,394
Doshisha Co., Ltd.	69,850	835,626
Doutor Nichires Holdings Co., Ltd.	95,351	1,111,051
DTS Corp.	58,238	1,387,535
Duskin Co., Ltd.	90,734	1,900,798
DyDo Group Holdings, Inc.	23,649	885,149
Eagle Industry Co., Ltd.	106,924	839,467
Earth Corp.	19,369	772,381
Eizo Corp.	33,482	901,824
Elecom Co., Ltd.	55,682	657,909
en-japan, Inc.	7,124	110,533
ESPEC Corp.	8,696	124,784
Exedy Corp.	187,914	2,471,534
Ezaki Glico Co., Ltd.	101,085	2,919,125
Fancl Corp.	37,592	634,983
FCC Co., Ltd.	160,225	1,660,227
Food & Life Cos., Ltd.	41,365	903,216
Foster Electric Co., Ltd.	202,967	1,129,654
FP Corp.	41,332	878,078
Frontier Real Estate Investment Corp.	52	214,637
Fudo Tetra Corp.	11,704	143,565
Fuji Co., Ltd.	85,707	1,509,674
Fuji Corp.	103,025	1,773,076
Fuji Media Holdings, Inc.	149,759	1,275,882
Fuji Oil Co., Ltd.	100,572	252,515
Fuji Oil Holdings, Inc.	88,748	1,209,338
Fuji Seal International, Inc.	88,411	1,066,609
Fuji Soft, Inc.	28,609	1,625,650
Fujibo Holdings, Inc.	20,019	532,979
Fujimi, Inc.	2,808	127,909
Fujimori Kogyo Co., Ltd.	34,451	954,703
Fujitec Co., Ltd.	95,370	1,940,835
Fujitsu General Ltd.	73,176	1,412,383
Fukuoka Financial Group, Inc.	189,224	3,234,510
Fukuoka REIT Corp.	132	172,587
Fukuyama Transporting Co., Ltd.	57,330	1,446,118
Furukawa Co., Ltd.	117,525	1,124,593
Furuno Electric Co., Ltd.	73,016	572,686
Fuso Chemical Co., Ltd.	3,980	119,111
Futaba Corp.	38,328	203,788
Futaba Industrial Co., Ltd.	519,076	1,581,700
Fuyo General Lease Co., Ltd.	17,264	989,045
Gakken Holdings Co., Ltd.	18,728	123,305
Geo Holdings Corp.	204,478	1,937,570
GLOBERIDE, Inc.	7,524	137,560
Glory Ltd.	165,661	2,567,749
GLP J-REIT	577	743,199
GMO Internet, Inc.	31,535	617,978
Godo Steel Ltd. *	57,200	572,245
Goldwin, Inc.	17,560	1,081,077
Gree, Inc. (a)	104,928	712,869
GungHo Online Entertainment, Inc.	72,073	1,367,563
Gunze Ltd.	45,741	1,303,127
H.I.S. Co., Ltd. *	77,630	1,398,179
H.U. Group Holdings, Inc.	113,476	2,357,817
Hakuto Co., Ltd.	7,624	168,724
Hamakyorex Co., Ltd.	43,827	998,879
Hamamatsu Photonics K.K.	48,274	2,262,756
Hazama Ando Corp.	505,782	3,098,109
Heiwa Corp.	102,118	1,535,203
Heiwa Real Estate Co., Ltd.	23,645	693,846
Heiwado Co., Ltd.	124,222	1,817,294
Hikari Tsushin, Inc.	18,171	2,062,238
Hirata Corp.	14,607	486,540
Hirose Electric Co., Ltd.	22,160	3,086,845
Hisamitsu Pharmaceutical Co., Inc.	78,530	2,066,338

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hitachi Transport System Ltd.	46,179	3,047,609
Hitachi Zosen Corp.	381,385	2,333,165
Hogy Medical Co., Ltd.	25,498	605,514
Hokuetsu Corp.	420,635	1,991,268
Hokuhoku Financial Group, Inc.	295,673	1,799,619
Hokuto Corp.	10,268	152,051
Horiba Ltd.	46,873	2,433,920
Hoshizaki Corp.	45,257	2,684,216
Hosiden Corp.	246,388	2,342,357
Hosokawa Micron Corp.	6,588	134,377
House Foods Group, Inc.	114,474	2,393,681
Hulic Co., Ltd.	281,734	2,308,272
Hulic REIT, Inc.	114	143,646
Ibiden Co., Ltd.	75,445	2,776,883
Ichikoh Industries Ltd.	137,381	396,194
Idec Corp.	8,060	166,657
IDOM, Inc.	122,882	644,762
Iino Kaiun Kaisha Ltd.	188,786	970,015
Inaba Denki Sangyo Co., Ltd.	139,339	2,820,465
Inabata & Co., Ltd.	210,303	3,622,616
Industrial & Infrastructure Fund Investment Corp.	138	204,246
Ines Corp.	11,504	135,478
INFRONEER Holdings, Inc.	508,074	3,680,866
Intage Holdings, Inc.	10,132	111,366
Internet Initiative Japan, Inc.	42,138	1,550,961
Invincible Investment Corp.	592	196,958
Iriso Electronics Co., Ltd.	20,729	552,687
Iseki & Co., Ltd.	19,064	180,200
Ishihara Sangyo Kaisha Ltd.	122,216	985,176
Ito En Ltd.	48,118	2,045,983
Itochu Enex Co., Ltd.	264,406	2,141,638
Itochu Techno-Solutions Corp.	88,346	2,207,877
Izumi Co., Ltd.	123,740	2,654,766
Jaccs Co., Ltd.	54,616	1,420,114
JAFCO Group Co., Ltd.	58,860	719,250
Japan Airport Terminal Co., Ltd. *	31,182	1,284,656
Japan Aviation Electronics Industry Ltd.	124,281	1,910,901
Japan Display, Inc. *	3,248,399	1,641,307
Japan Excellent, Inc.	209	209,577
Japan Hotel REIT Investment Corp.	514	266,899
Japan Lifeline Co., Ltd.	71,391	510,550
Japan Logistics Fund, Inc.	75	188,892
Japan Metropolitan Fund Invest	2,100	1,777,683
Japan Petroleum Exploration Co., Ltd.	103,849	2,546,882
Japan Post Bank Co., Ltd.	364,080	2,787,662
Japan Prime Realty Investment Corp.	248	791,356
Japan Real Estate Investment Corp.	332	1,649,096
Jeol Ltd.	12,986	635,950
JM Holdings Co., Ltd.	10,768	127,396
Joshin Denki Co., Ltd.	109,576	1,603,884
Joyful Honda Co., Ltd.	148,959	1,848,020
Juki Corp.	130,859	697,806
JVC Kenwood Corp.	1,133,234	1,673,710
Kadokawa Corp.	56,674	1,326,043
Kaga Electronics Co., Ltd.	56,673	1,370,073
Kagome Co., Ltd.	84,543	2,145,695
Kakaku.com, Inc.	46,524	924,368
Kaken Pharmaceutical Co., Ltd.	52,425	1,467,061
Kamigumi Co., Ltd.	209,033	4,148,325
Kanamoto Co., Ltd.	94,914	1,398,127
Kandenko Co., Ltd.	388,003	2,418,892
Kansai Paint Co., Ltd.	168,407	2,098,460
Kanto Denka Kogyo Co., Ltd.	90,535	653,792
Katitas Co., Ltd.	5,907	134,307
Kato Sangyo Co., Ltd.	112,045	2,734,823
Kawasaki Kisen Kaisha Ltd.	69,914	5,565,077
Keihan Holdings Co., Ltd.	132,387	3,058,449
Keikyu Corp.	333,641	3,498,634
SECURITY	NUMBER OF SHARES	VALUE ($)
Keisei Electric Railway Co., Ltd.	113,145	2,955,165
Keiyo Co., Ltd.	108,108	817,669
Kenedix Office Investment Corp.	60	308,757
Kenedix Residential Next Investment Corp.	91	151,449
Kenedix Retail REIT Corp.	87	188,073
KFC Holdings Japan Ltd.	6,488	141,213
KH Neochem Co., Ltd.	45,891	904,657
Kintetsu World Express, Inc.	82,042	2,662,562
Kissei Pharmaceutical Co., Ltd.	43,744	857,572
Kitz Corp.	238,443	1,256,670
Koa Corp.	13,412	177,756
Kobayashi Pharmaceutical Co., Ltd.	31,169	2,095,782
Koei Tecmo Holdings Co., Ltd.	17,855	632,895
Kohnan Shoji Co., Ltd.	68,017	1,935,110
Kojima Co., Ltd.	31,740	153,217
Kokusai Pulp & Paper Co., Ltd.	68,632	208,598
Kokuyo Co., Ltd.	195,833	2,511,753
Komeri Co., Ltd.	90,893	1,943,695
Konami Holdings Corp.	64,064	4,382,317
Kose Corp.	22,501	2,042,922
Kumagai Gumi Co., Ltd.	112,938	2,307,133
Kumiai Chemical Industry Co., Ltd.	118,301	926,030
Kura Sushi, Inc. (a)	24,144	555,531
Kureha Corp.	33,181	2,633,433
Kusuri no Aoki Holdings Co., Ltd.	16,326	695,452
KYB Corp.	58,093	1,326,730
Kyoei Steel Ltd.	101,391	1,030,106
Kyokuto Kaihatsu Kogyo Co., Ltd.	24,816	266,013
KYORIN Holdings, Inc.	85,276	1,102,367
Kyoritsu Maintenance Co., Ltd.	29,516	1,142,599
Kyowa Kirin Co., Ltd.	137,365	2,965,235
Kyudenko Corp.	92,081	1,913,985
Kyushu Financial Group, Inc.	458,056	1,342,354
Lawson, Inc.	77,589	2,750,249
Life Corp.	52,322	1,058,275
Lintec Corp.	114,037	2,127,473
M3, Inc.	33,751	980,431
Mabuchi Motor Co., Ltd.	81,155	2,239,498
Macnica Fuji Electronics Holdings, Inc.	147,943	3,279,828
Makino Milling Machine Co., Ltd.	57,468	1,889,616
Mandom Corp.	80,260	884,048
Maruha Nichiro Corp.	161,292	2,799,682
Marui Group Co., Ltd.	189,035	3,592,760
Maruichi Steel Tube Ltd.	95,701	2,216,868
Maruwa Co., Ltd.	1,236	151,419
Matsuda Sangyo Co., Ltd.	12,440	197,752
Max Co., Ltd.	65,014	787,880
Maxell Holdings Ltd.	133,133	1,303,957
MCJ Co., Ltd.	111,061	751,083
Mebuki Financial Group, Inc.	1,342,442	2,535,764
Megachips Corp.	5,416	151,351
Megmilk Snow Brand Co., Ltd.	192,893	2,582,003
Meidensha Corp.	88,574	1,425,226
Meiko Electronics Co., Ltd.	5,852	208,797
Meitec Corp.	25,012	1,343,487
Menicon Co., Ltd.	23,397	490,147
METAWATER Co., Ltd.	9,396	147,975
Mimasu Semiconductor Industry Co., Ltd.	8,260	154,291
Mirait Holdings Corp.	203,755	2,559,509
Mitsuba Corp.	100,036	314,933
Mitsubishi HC Capital, Inc.	619,678	2,952,797
Mitsubishi Logisnext Co., Ltd.	159,449	1,059,729
Mitsubishi Logistics Corp.	96,282	2,275,232
Mitsui E&S Holdings Co., Ltd. *	324,832	911,534
Mitsui High-Tec, Inc.	2,545	219,395
Mitsui Matsushima Holdings Co., Ltd.	12,540	291,555
Mitsui-Soko Holdings Co., Ltd.	61,959	1,409,243

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Miura Co., Ltd.	50,153	1,131,751
Mixi, Inc.	138,900	2,286,837
Mizuho Leasing Co., Ltd.	34,129	810,479
Mizuno Corp.	76,483	1,339,471
Mochida Pharmaceutical Co., Ltd.	9,532	229,696
Monex Group, Inc.	32,676	127,255
MonotaRO Co., Ltd.	36,745	539,271
Mori Hills Reit Investment Corp.	144	170,367
Mori Trust Sogo REIT, Inc.	130	145,416
Morinaga & Co., Ltd.	67,386	2,053,349
MOS Food Services, Inc.	30,437	719,254
Musashi Seimitsu Industry Co., Ltd.	96,284	1,046,329
Nabtesco Corp.	120,942	2,886,175
Nachi-Fujikoshi Corp.	53,204	1,509,539
Namura Shipbuilding Co., Ltd. *	63,916	201,220
Nankai Electric Railway Co., Ltd.	164,020	3,065,056
NEC Networks & System Integration Corp.	82,340	1,168,102
NET One Systems Co., Ltd.	67,187	1,450,857
Nexon Co., Ltd.	159,601	3,970,020
Nichias Corp.	109,296	1,920,082
Nichicon Corp.	109,608	1,139,150
Nichiha Corp.	62,907	1,177,015
Nichi-iko Pharmaceutical Co., Ltd. *	169,273	440,798
Nichireki Co., Ltd.	62,762	637,646
Nifco, Inc.	117,492	2,749,045
Nihon Chouzai Co., Ltd.	14,548	138,757
Nihon Kohden Corp.	86,212	2,050,672
Nihon M&A Center Holdings, Inc.	35,919	417,978
Nihon Parkerizing Co., Ltd.	169,350	1,211,100
Nikkiso Co., Ltd.	156,930	972,235
Nikkon Holdings Co., Ltd.	131,529	2,058,128
Nippn Corp.	160,485	1,948,599
Nippon Accommodations Fund, Inc.	53	276,031
Nippon Building Fund, Inc.	341	1,855,494
Nippon Carbon Co., Ltd.	4,680	154,066
Nippon Chemi-Con Corp. *	50,473	714,849
Nippon Coke & Engineering Co., Ltd.	131,612	129,929
Nippon Denko Co., Ltd.	251,409	691,817
Nippon Densetsu Kogyo Co., Ltd.	99,229	1,223,345
Nippon Gas Co., Ltd.	127,800	1,897,454
Nippon Kanzai Co., Ltd.	6,388	128,162
Nippon Kayaku Co., Ltd.	347,339	3,005,078
Nippon Paint Holdings Co., Ltd.	245,675	1,829,505
Nippon Prologis REIT, Inc.	293	781,212
NIPPON REIT Investment Corp.	52	153,803
Nippon Sanso Holdings Corp.	123,403	2,325,227
Nippon Sheet Glass Co., Ltd. *	547,116	1,650,130
Nippon Shinyaku Co., Ltd.	26,377	1,634,146
Nippon Shokubai Co., Ltd.	89,854	3,687,894
Nippon Signal Company Ltd.	140,009	976,237
Nippon Soda Co., Ltd.	65,505	2,036,768
Nippon Television Holdings, Inc.	65,432	619,505
Nippon Thompson Co., Ltd.	129,449	557,462
Nippon Yakin Kogyo Co., Ltd.	46,756	802,861
Nipro Corp.	264,823	2,107,962
Nishimatsu Construction Co., Ltd.	94,126	3,007,174
Nishimatsuya Chain Co., Ltd.	85,215	971,747
Nishi-Nippon Financial Holdings, Inc.	276,327	1,619,578
Nishi-Nippon Railroad Co., Ltd.	132,608	2,826,469
Nishio Rent All Co., Ltd.	52,833	1,112,555
Nissha Co., Ltd.	91,642	1,063,559
Nisshinbo Holdings, Inc.	480,881	3,883,830
Nissin Electric Co., Ltd.	78,917	905,449
Nitta Corp.	35,469	776,406
Nittetsu Mining Co., Ltd.	21,756	994,405
Nitto Boseki Co., Ltd.	35,332	722,872
Nitto Kogyo Corp.	78,910	1,351,306
Noevir Holdings Co., Ltd.	13,665	585,286
SECURITY	NUMBER OF SHARES	VALUE ($)
NOF Corp.	60,350	2,305,727
Nohmi Bosai Ltd.	9,632	126,685
Nojima Corp.	106,048	2,421,929
Nomura Co., Ltd.	123,011	871,103
Nomura Real Estate Master Fund, Inc.	1,342	1,750,457
Nomura Research Institute Ltd.	113,879	3,142,527
Noritake Co., Ltd.	9,932	325,804
Noritz Corp.	29,332	342,011
North Pacific Bank Ltd.	413,043	696,726
NS Solutions Corp.	43,628	1,278,538
NS United Kaiun Kaisha Ltd.	5,316	173,557
NSD Co., Ltd.	60,010	1,083,161
NTN Corp. *	2,017,517	4,124,583
NTT UD REIT Investment Corp.	154	182,078
OBIC Co., Ltd.	11,763	1,744,631
Ohsho Food Service Corp.	12,667	623,282
Okamura Corp.	189,312	1,620,215
Okasan Securities Group, Inc.	264,696	703,689
Oki Electric Industry Co., Ltd.	385,197	2,245,697
OKUMA Corp.	63,494	2,571,447
Okumura Corp.	98,060	2,164,798
Okuwa Co., Ltd.	178,002	1,189,955
Onoken Co., Ltd.	26,288	283,836
Onward Holdings Co., Ltd.	598,250	1,213,753
Open House Group Co., Ltd.	47,777	1,994,345
Optex Group Co., Ltd.	11,404	178,801
Oracle Corp. Japan	19,946	1,212,466
Organo Corp.	2,608	198,877
Orient Corp.	994,648	951,002
Orix JREIT, Inc.	727	1,052,255
Osaka Soda Co., Ltd.	46,097	1,073,548
OSG Corp.	130,573	1,679,803
Outsourcing, Inc.	96,953	837,303
Oyo Corp.	8,260	111,208
Pacific Industrial Co., Ltd.	141,548	1,172,919
PAL GROUP Holdings Co., Ltd.	10,868	136,352
Paramount Bed Holdings Co., Ltd.	64,712	1,008,068
Park24 Co., Ltd. *	153,114	2,416,117
Pasona Group, Inc.	31,836	518,701
Pigeon Corp.	93,437	1,339,328
Pilot Corp.	49,567	1,938,062
Plenus Co., Ltd.	63,750	965,331
Pola Orbis Holdings, Inc.	92,460	1,134,143
Press Kogyo Co., Ltd.	620,102	1,985,946
Pressance Corp.	9,632	113,657
Prima Meat Packers Ltd.	89,833	1,472,718
Qol Holdings Co., Ltd.	64,770	631,362
Raito Kogyo Co., Ltd.	73,730	963,427
Rakuten Group, Inc.	471,041	2,650,967
Relia, Inc.	99,814	855,028
Relo Group, Inc.	69,289	1,148,847
Resorttrust, Inc.	81,272	1,345,004
Restar Holdings Corp.	92,092	1,463,937
Retail Partners Co., Ltd.	158,895	1,387,066
Riken Corp.	12,340	224,076
Riso Kagaku Corp.	9,296	158,035
Rock Field Co., Ltd.	10,868	118,273
Rohto Pharmaceutical Co., Ltd.	87,911	2,258,509
Roland DG Corp.	6,152	148,247
Round One Corp.	93,021	1,085,347
Royal Holdings Co., Ltd. *	52,899	922,736
Ryobi Ltd.	206,749	1,754,984
Ryoyo Electro Corp.	36,673	601,500
S Foods, Inc.	58,209	1,366,483
Saizeriya Co., Ltd.	49,397	923,854
Sakai Chemical Industry Co., Ltd.	15,184	224,612
Sakai Moving Service Co., Ltd.	4,380	148,105
Sakata INX Corp.	139,344	994,347
Sakata Seed Corp.	27,812	957,730

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SAMTY Co., Ltd.	34,252	531,705
San-A Co., Ltd.	44,666	1,366,246
Sangetsu Corp.	135,186	1,611,997
Sanken Electric Co., Ltd.	29,332	1,240,360
Sanki Engineering Co., Ltd.	134,618	1,515,231
Sankyo Co., Ltd.	69,426	2,309,793
Sanoh Industrial Co., Ltd.	81,830	408,371
Sanrio Co., Ltd.	38,555	784,616
Sanyo Chemical Industries Ltd.	24,826	893,501
Sanyo Denki Co., Ltd.	17,059	734,633
Sanyo Special Steel Co., Ltd.	61,249	1,000,304
Sapporo Holdings Ltd.	154,736	3,360,662
Sato Holdings Corp.	47,896	707,764
SBS Holdings, Inc.	5,416	126,301
SCREEN Holdings Co., Ltd.	35,521	3,277,502
SCSK Corp.	126,576	2,118,373
Seibu Holdings, Inc.	406,046	4,248,419
Seiko Holdings Corp.	79,285	1,602,402
Seiren Co., Ltd.	69,143	1,100,204
Sekisui House REIT, Inc.	335	207,023
Sekisui Jushi Corp.	44,391	579,711
Senko Group Holdings Co., Ltd.	338,512	2,218,241
Senshu Ikeda Holdings, Inc.	604,116	864,063
Seven Bank Ltd.	894,929	1,683,492
Sharp Corp.	247,571	2,018,749
Shibaura Machine Co., Ltd.	44,563	1,134,469
Shima Seiki Manufacturing Ltd.	51,092	805,033
Shindengen Electric Manufacturing Co., Ltd.	26,383	656,268
Shin-Etsu Polymer Co., Ltd.	17,792	153,240
Shinko Electric Industries Co., Ltd.	38,109	1,405,629
Shinmaywa Industries Ltd.	219,310	1,646,807
Shinsei Bank Ltd.	77,426	1,153,761
Ship Healthcare Holdings, Inc.	118,784	2,119,082
Shizuoka Gas Co., Ltd.	55,620	354,529
SHO-BOND Holdings Co., Ltd.	24,924	1,119,831
Shochiku Co., Ltd. *	7,559	794,416
Shoei Foods Corp.	23,879	748,974
Showa Sangyo Co., Ltd.	78,049	1,454,868
Siix Corp.	117,553	976,829
Sinfonia Technology Co., Ltd.	18,964	200,335
SKY Perfect JSAT Holdings, Inc.	386,805	1,398,145
Skylark Holdings Co., Ltd. *	309,000	3,708,624
Sodick Co., Ltd.	101,148	617,998
Sotetsu Holdings, Inc.	129,803	2,245,028
Square Enix Holdings Co., Ltd.	61,324	3,055,594
St Marc Holdings Co., Ltd.	59,023	694,172
Star Micronics Co., Ltd.	58,640	768,526
Starts Corp., Inc.	56,687	1,072,094
Sugi Holdings Co., Ltd.	51,571	2,168,752
Sumida Corp.	21,672	140,162
Sumitomo Bakelite Co., Ltd.	47,417	1,601,515
Sumitomo Mitsui Construction Co., Ltd.	757,898	2,562,755
Sumitomo Osaka Cement Co., Ltd.	132,737	3,301,787
Sumitomo Pharma Co., Ltd.	209,382	1,795,238
Sumitomo Riko Co., Ltd.	73,212	320,404
Sun Frontier Fudousan Co., Ltd.	16,220	132,766
Suruga Bank Ltd.	559,096	1,538,497
SWCC Showa Holdings Co., Ltd.	51,735	703,366
Systena Corp.	45,252	147,739
T RAD Co., Ltd.	10,368	227,033
Tachi-S Co., Ltd.	50,704	453,654
Tadano Ltd.	255,668	1,886,035
Taiho Kogyo Co., Ltd.	29,232	160,424
Taikisha Ltd.	75,327	1,777,119
Taisho Pharmaceutical Holdings Co., Ltd.	58,924	2,271,857
Taiyo Holdings Co., Ltd.	29,511	747,840
Takamatsu Construction Group Co., Ltd.	15,684	251,880
SECURITY	NUMBER OF SHARES	VALUE ($)
Takaoka Toko Co., Ltd.	13,412	185,993
Takara Holdings, Inc.	244,181	1,816,481
Takara Leben Co., Ltd.	277,742	714,622
Takara Standard Co., Ltd.	135,002	1,286,583
Takasago Thermal Engineering Co., Ltd.	150,153	1,811,477
Takeuchi Manufacturing Co., Ltd.	57,054	1,037,789
Takuma Co., Ltd.	99,978	1,108,233
Tamura Corp.	157,810	677,143
Tanseisha Co., Ltd.	96,649	615,302
TBS Holdings, Inc.	71,999	948,644
TechnoPro Holdings, Inc.	56,749	1,311,917
T-Gaia Corp.	76,066	966,161
The 77 Bank Ltd.	110,693	1,457,608
The Awa Bank Ltd.	48,116	746,547
The Bank of Kyoto Ltd.	40,540	1,736,371
The Chiba Bank Ltd.	557,739	2,865,758
The Chugoku Bank Ltd.	210,677	1,506,649
The Gunma Bank Ltd.	691,612	1,881,645
The Hachijuni Bank Ltd.	619,831	2,163,350
The Hyakugo Bank Ltd.	257,552	638,650
The Hyakujushi Bank Ltd.	12,140	162,880
The Iyo Bank Ltd.	326,626	1,589,396
The Japan Steel Works Ltd.	85,963	2,161,688
The Japan Wool Textile Co., Ltd.	149,245	1,067,320
The Keiyo Bank Ltd.	48,296	171,192
The Kiyo Bank Ltd.	75,108	805,698
The Musashino Bank Ltd.	56,441	754,185
The Nanto Bank Ltd.	48,248	723,467
The Nisshin Oillio Group Ltd.	91,847	2,121,166
The Ogaki Kyoritsu Bank Ltd.	53,630	715,789
The Okinawa Electric Power Co., Inc.	172,972	1,574,490
The San-in Godo Bank Ltd.	228,019	1,130,834
The Shiga Bank Ltd.	58,275	1,252,520
The Shizuoka Bank Ltd.	447,389	2,611,754
The Sumitomo Warehouse Co., Ltd.	99,548	1,658,295
THK Co., Ltd.	163,780	3,361,026
TKC Corp.	24,549	643,089
Toa Corp.	45,914	840,510
Toagosei Co., Ltd.	264,157	2,102,661
Tocalo Co., Ltd.	55,967	595,583
Toda Corp.	505,600	2,656,812
Toei Co., Ltd.	5,853	839,880
Toho Co., Ltd.	87,270	3,452,946
Toho Zinc Co., Ltd.	54,507	988,918
Tokai Carbon Co., Ltd.	234,983	1,985,515
TOKAI Holdings Corp.	264,190	1,805,146
Tokai Rika Co., Ltd.	255,036	2,773,488
Tokai Tokyo Financial Holdings, Inc.	255,027	733,491
Token Corp.	21,436	1,433,010
Tokyo Century Corp.	49,973	1,676,190
Tokyo Ohka Kogyo Co., Ltd.	28,690	1,648,094
Tokyo Seimitsu Co., Ltd.	41,714	1,618,041
Tokyo Steel Manufacturing Co., Ltd.	148,119	1,732,824
Tokyo Tatemono Co., Ltd.	255,982	3,412,563
Tokyo Tekko Co., Ltd.	17,892	167,731
Tokyu Construction Co., Ltd.	299,783	1,360,902
Tokyu REIT, Inc.	97	144,770
Tomy Co., Ltd.	214,680	2,142,711
Topcon Corp.	115,619	1,652,791
Topre Corp.	212,430	1,695,873
Toshiba TEC Corp.	41,007	1,294,169
Totetsu Kogyo Co., Ltd.	76,508	1,286,978
Towa Pharmaceutical Co., Ltd.	36,788	685,459
Toyo Construction Co., Ltd.	231,522	1,499,147
Toyo Ink SC Holdings Co., Ltd.	142,702	2,116,487
Toyo Tire Corp.	230,895	3,094,275
Toyobo Co., Ltd.	316,446	2,526,255
Toyota Boshoku Corp.	222,155	3,604,007
TPR Co., Ltd.	151,319	1,476,197

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Trancom Co., Ltd.	14,891	746,605
Transcosmos, Inc.	54,433	1,470,362
Trend Micro, Inc.	72,561	4,269,787
Trusco Nakayama Corp.	72,223	1,035,246
TSI Holdings Co., Ltd.	542,513	1,383,219
Tsubaki Nakashima Co., Ltd.	73,685	552,731
Tsubakimoto Chain Co.	111,748	2,744,947
Tsugami Corp.	16,956	158,693
Tsumura & Co.	70,307	1,606,221
TV Asahi Holdings Corp.	63,634	718,229
UACJ Corp.	118,258	2,027,884
Uchida Yoko Co., Ltd.	20,778	756,694
Ulvac, Inc.	61,935	2,638,298
Unipres Corp.	409,335	2,831,887
United Arrows Ltd.	107,949	1,702,581
United Super Markets Holdings, Inc.	311,562	2,538,124
United Urban Investment Corp.	1,090	1,218,407
Unitika Ltd. *	228,353	417,140
Ushio, Inc.	145,068	2,012,876
USS Co., Ltd.	142,452	2,601,110
UT Group Co., Ltd.	5,216	98,648
V Technology Co., Ltd.	19,333	437,771
Valor Holdings Co., Ltd.	163,878	2,370,686
Valqua Ltd.	32,165	686,330
VT Holdings Co., Ltd.	243,709	867,649
Wacoal Holdings Corp.	138,279	2,139,028
Wacom Co., Ltd.	129,375	976,510
Wakita & Co., Ltd.	117,916	1,010,093
Warabeya Nichiyo Holdings Co., Ltd.	90,384	1,157,859
Welcia Holdings Co., Ltd.	102,329	2,064,159
World Co., Ltd.	98,772	1,091,026
Xebio Holdings Co., Ltd.	149,173	1,001,869
Yamaguchi Financial Group, Inc.	354,000	1,978,515
Yamato Kogyo Co., Ltd.	51,451	1,715,767
Yamazen Corp.	293,523	2,153,879
Yaoko Co., Ltd.	34,753	1,742,445
Yellow Hat Ltd.	79,209	996,231
Yodogawa Steel Works Ltd.	20,536	360,292
Yokogawa Bridge Holdings Corp.	66,573	996,176
Yokohama Reito Co., Ltd.	133,442	872,360
Yokowo Co., Ltd.	8,060	151,620
Yondoshi Holdings, Inc.	51,490	694,832
Yoshinoya Holdings Co., Ltd.	83,612	1,550,766
Yuasa Trading Co., Ltd.	86,575	2,156,888
Zenkoku Hosho Co., Ltd.	24,040	798,873
Zenrin Co., Ltd.	75,406	536,332
Zensho Holdings Co., Ltd.	98,956	2,283,038
Zeon Corp.	268,283	2,852,899
ZERIA Pharmaceutical Co., Ltd.	44,497	686,937
Zojirushi Corp.	63,319	671,852
ZOZO, Inc.	27,015	576,440
		820,474,050

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	8,470	0

Netherlands 1.6%
Accell Group N.V. *	20,954	1,161,631
Adyen N.V. *	642	995,301
AMG Advanced Metallurgical Group N.V.	23,981	880,127
Arcadis N.V.	65,044	2,572,526
ASM International N.V.	9,238	2,863,467
Basic-Fit N.V. *	3,846	161,093
BE Semiconductor Industries N.V.	23,834	1,454,312
Boskalis Westminster	132,809	4,618,137
Corbion N.V.	44,138	1,593,431
Eurocommercial Properties N.V.	53,834	1,380,612
SECURITY	NUMBER OF SHARES	VALUE ($)
Flow Traders	21,988	688,267
ForFarmers N.V.	57,906	184,855
Fugro N.V. *	127,108	1,898,132
Heijmans N.V. CVA	48,798	629,389
IMCD N.V.	16,615	2,486,495
Intertrust N.V. *	85,734	1,778,072
JDE Peet's N.V.	52,733	1,542,183
Koninklijke BAM Groep N.V. *	819,784	2,348,289
Koninklijke Vopak N.V.	74,760	2,138,313
OCI N.V. *	60,228	2,116,231
PostNL N.V. (a)	492,073	1,674,702
Prosus N.V. *	5,979	309,233
Sligro Food Group N.V. *	83,226	1,772,418
TKH Group N.V.	45,646	2,213,136
TomTom N.V. *	81,600	674,836
Van Lanschot Kempen N.V.	34,238	898,598
Wereldhave N.V.	79,615	1,333,045
		42,366,831

New Zealand 0.9%
Auckland International Airport Ltd. *	403,134	1,962,903
Chorus Ltd.	450,276	2,089,855
Contact Energy Ltd.	841,533	4,081,080
EBOS Group Ltd.	108,490	2,860,174
Fisher & Paykel Healthcare Corp., Ltd.	121,052	1,654,775
Freightways Ltd.	99,186	710,217
Genesis Energy Ltd.	780,407	1,346,216
Infratil Ltd.	243,286	1,225,761
KMD Brands Ltd.	189,758	149,463
Mainfreight Ltd.	9,906	489,878
Mercury NZ Ltd.	481,391	1,723,488
Meridian Energy Ltd.	966,843	2,958,023
Ryman Healthcare Ltd. (a)	100,387	653,469
The a2 Milk Co., Ltd. *	295,791	1,001,235
		22,906,537

Norway 1.9%
Aker A.S.A., A Shares	22,665	2,162,659
Aker BP A.S.A.	102,775	4,458,354
Aker Solutions A.S.A.	510,033	2,005,257
Atea A.S.A. *	32,926	384,575
Austevoll Seafood A.S.A.	139,670	1,875,004
Bakkafrost P/F	21,658	1,438,767
Borregaard A.S.A.	50,929	1,000,084
BW LPG Ltd.	202,357	1,658,558
BW Offshore Ltd.	300,674	1,117,528
DNO A.S.A.	835,057	1,540,299
Elkem A.S.A. *	442,651	1,848,637
Elmera Group A.S.A.	140,361	356,849
Europris A.S.A.	161,111	827,775
Frontline Ltd. *(a)	155,635	1,545,473
Gjensidige Forsikring A.S.A.	116,244	2,532,447
Grieg Seafood A.S.A. *	74,553	1,110,281
Kongsberg Automotive A.S.A. *	3,314,343	968,844
Kongsberg Gruppen A.S.A.	42,317	1,503,492
Leroy Seafood Group A.S.A.	250,411	1,964,514
Norske Skog A.S.A. *	35,979	225,809
Odfjell Drilling Ltd. *	75,337	217,579
Odfjell Technology Ltd. *	12,526	36,776
PGS A.S.A. *	4,848,638	2,991,490
Salmar A.S.A.	29,408	2,177,281
Schibsted A.S.A., A Shares	17,458	367,891
Schibsted A.S.A., B Shares	25,698	472,097
SpareBank 1 Nord Norge	122,273	1,212,234
SpareBank 1 SMN	119,118	1,611,775
SpareBank 1 SR-Bank A.S.A.	136,771	1,741,518
Storebrand A.S.A.	280,995	2,513,821

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TGS A.S.A.	228,889	3,788,561
Tomra Systems A.S.A.	55,218	1,122,722
Veidekke A.S.A.	137,630	1,469,896
Wallenius Wilhelmsen A.S.A.	35,954	258,161
XXL A.S.A.	473,399	516,672
		51,023,680

Poland 0.9%
Alior Bank S.A. *	167,539	1,301,103
Allegro.eu S.A. *	23,041	135,293
Asseco Poland S.A.	117,602	2,118,918
Bank Millennium S.A. *	554,645	635,273
CD Projekt S.A.	3,603	91,550
Ciech S.A.	19,974	186,832
Cyfrowy Polsat S.A.	365,879	1,919,937
Dino Polska S.A. *	3,010	210,528
Enea S.A. *	1,200,437	2,501,174
Eurocash S.A.	406,987	1,056,405
Grupa Azoty S.A. *	48,335	570,795
Jastrzebska Spolka Weglowa S.A. *	186,290	2,892,573
Kernel Holding S.A.	57,901	365,575
KRUK S.A.	2,516	160,973
LPP S.A.	355	851,731
mBank S.A. *	10,148	660,658
Orange Polska S.A. *	1,434,726	2,106,956
Pepco Group N.V. *	15,301	138,327
Santander Bank Polska S.A.	26,364	1,588,122
Tauron Polska Energia S.A. *	4,737,858	3,659,463
		23,152,186

Portugal 0.4%
Banco Espirito Santo S.A. *(b)	45,383	0
CTT-Correios de Portugal S.A.	198,986	798,298
EDP Renovaveis S.A.	51,407	1,257,793
NOS,SGPS S.A.	557,747	2,366,046
REN - Redes Energeticas Nacionais, SGPS, S.A.	547,309	1,691,489
Sonae, SGPS, S.A.	2,386,366	2,827,372
The Navigator Co. S.A.	534,256	2,382,003
		11,323,001

Republic of Korea 8.0%
AK Holdings, Inc.	42,707	731,804
AMOREPACIFIC Group	59,228	2,204,534
Asiana Airlines, Inc. *	94,301	1,432,961
BGF retail Co., Ltd.	12,156	1,802,963
BH Co., Ltd.	9,195	209,214
Binggrae Co., Ltd.	15,145	641,447
Celltrion Healthcare Co., Ltd.	3,763	187,967
Celltrion, Inc.	12,083	1,567,508
Cheil Worldwide, Inc.	107,378	2,256,570
Chong Kun Dang Pharmaceutical Corp.	8,682	651,220
CJ ENM Co., Ltd.	16,860	1,620,315
CJ Logistics Corp. *	16,033	1,678,204
Com2uSCorp	10,368	737,459
Daehan Flour Mill Co., Ltd.	5,609	766,182
Daesang Corp.	71,760	1,305,044
Daesang Holdings Co., Ltd.	21,614	158,803
Daewoo Engineering & Construction Co., Ltd. *	437,871	2,318,182
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	118,150	2,105,729
Daou Data Corp.	15,084	160,935
Daou Technology, Inc.	50,942	844,092
DB HiTek Co., Ltd.	23,985	1,331,854
DGB Financial Group, Inc.	361,031	2,532,936
SECURITY	NUMBER OF SHARES	VALUE ($)
DL Holdings Co., Ltd.	40,706	2,309,700
Dongjin Semichem Co., Ltd.	5,084	174,644
Dongkuk Steel Mill Co., Ltd.	184,550	2,655,181
Dongwon F&B Co., Ltd.	1,110	147,587
Dongwon Industries Co., Ltd.	4,248	815,470
Doosan Bobcat, Inc.	41,515	1,275,113
Doosan Co., Ltd.	25,916	1,774,236
E1 Corp.	6,457	262,518
Easy Holdings Co., Ltd.	187,782	747,516
Fila Holdings Corp.	58,725	1,504,674
Gradiant Corp. (b)	41,584	806,673
Green Cross Corp.	3,283	509,486
Green Cross Holdings Corp.	30,740	542,894
GS Global Corp. *	378,286	1,123,667
GS Retail Co., Ltd.	114,416	2,492,330
Halla Holdings Corp.	21,434	718,971
Handsome Co., Ltd.	30,241	939,837
Hanjin Transportation Co., Ltd.	46,980	1,161,969
Hankook & Co. Co., Ltd.	13,063	150,459
Hanmi Pharm Co., Ltd.	3,027	757,239
Hanon Systems	170,221	1,575,356
Hansae Co., Ltd.	7,537	133,110
Hanshin Construction Co., Ltd.	13,074	155,869
Hansol Chemical Co., Ltd.	3,264	700,446
Hansol Holdings Co., Ltd.	64,078	179,721
Hansol Paper Co., Ltd.	92,161	1,080,128
Hansol Technics Co., Ltd. *	32,358	176,018
Hanssem Co., Ltd.	12,168	716,980
Hanwha Aerospace Co., Ltd.	50,929	2,218,779
Hanwha General Insurance Co., Ltd. *	591,664	2,070,728
Hanwha Life Insurance Co., Ltd. *	1,281,666	2,724,524
Harim Holdings Co., Ltd.	155,072	1,303,547
HDC Holdings Co., Ltd.	134,963	787,611
HDC Hyundai Development Co-Engineering & Construction	152,800	1,710,540
Heungkuk Fire & Marine Insurance Co., Ltd. *	124,926	389,258
Hite Jinro Co., Ltd.	34,290	988,069
HJ Shipbuilding & Construction Co., Ltd. *	24,091	145,652
HMM Co., Ltd.	43,621	1,144,117
Hotel Shilla Co., Ltd.	33,298	2,099,292
HS Industries Co., Ltd.	145,897	650,947
Hyosung Advanced Materials Corp.	2,116	889,363
Hyosung Chemical Corp. *	3,551	670,190
Hyosung Corp.	16,628	1,132,994
Hyosung Heavy Industries Corp. *	22,163	1,116,032
Hyosung TNC Corp.	3,403	1,179,993
Hyundai Construction Equipment Co., Ltd.	50,528	1,658,129
Hyundai Corp.	70,349	1,071,839
Hyundai Department Store Co., Ltd.	34,743	2,218,475
Hyundai Doosan Infracore Co., Ltd. *	298,593	1,544,613
Hyundai Elevator Co., Ltd.	27,850	775,487
Hyundai Greenfood Co., Ltd.	205,907	1,393,018
Hyundai Heavy Industries Co., Ltd. *	3,129	300,963
Hyundai Home Shopping Network Corp.	18,471	880,851
Hyundai Mipo Dockyard Co., Ltd. *	29,560	2,002,205
Hyundai Rotem Co., Ltd. *	16,709	261,331
Hyundai Wia Corp.	60,946	3,270,946
iMarketKorea, Inc.	32,371	289,120
Innocean Worldwide, Inc.	16,270	662,793
INTOPS Co., Ltd.	28,666	886,255
IS Dongseo Co., Ltd.	22,774	913,022
JB Financial Group Co., Ltd.	297,864	2,152,364
Kakao Corp.	20,088	1,380,116
Kangwon Land, Inc. *	122,628	2,785,198
KCC Corp.	7,632	2,152,900
KCC Glass Corp.	4,922	230,346

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
KEPCO Plant Service & Engineering Co., Ltd.	38,853	1,179,219
KISWIRE Ltd.	12,929	270,660
KIWOOM Securities Co., Ltd.	9,379	723,211
Kolmar Korea Co., Ltd.	3,913	132,046
Kolon Corp.	35,247	790,579
Kolon Industries, Inc.	49,986	2,767,573
Korea Aerospace Industries Ltd.	57,142	2,424,794
Korea Electric Terminal Co., Ltd.	15,227	754,458
Korea Investment Holdings Co., Ltd.	31,367	1,815,290
Korea Petrochemical Ind Co., Ltd.	10,786	1,360,019
Korean Reinsurance Co.	230,270	1,794,215
Krafton, Inc. *	1,973	413,832
Kukdo Chemical Co., Ltd.	3,293	150,117
Kumho Petrochemical Co., Ltd.	23,980	3,101,196
Kumho Tire Co., Inc. *	264,102	915,776
KUMHOE&C Co., Ltd.	75,849	565,250
Kwang Dong Pharmaceutical Co., Ltd.	104,385	590,604
LF Corp.	84,040	1,324,588
LG Hausys Ltd.	29,263	1,187,361
LG HelloVision Co., Ltd.	151,389	772,118
Lotte Chilsung Beverage Co., Ltd.	6,331	1,000,413
Lotte Corp.	41,372	1,173,745
LOTTE Fine Chemical Co., Ltd.	28,556	1,936,509
Lotte Food Co., Ltd.	2,040	522,696
LOTTE Himart Co., Ltd.	102,368	1,807,906
LS Corp.	76,345	4,072,721
LS Electric Co., Ltd.	36,836	1,524,413
LX International Corp.	136,489	4,197,710
LX Semicon Co., Ltd.	1,690	173,207
Maeil Dairies Co., Ltd.	3,427	183,095
Mando Corp.	69,885	3,095,456
Mcnex Co., Ltd.	4,316	135,355
Meritz Financial Group, Inc.	50,257	1,328,325
Meritz Fire & Marine Insurance Co., Ltd.	143,732	4,490,173
Meritz Securities Co., Ltd.	322,692	1,588,421
Mirae Asset Securities Co., Ltd.	184,695	1,218,163
Namhae Chemical Corp.	21,299	218,637
Namyang Dairy Products Co., Ltd.	663	209,532
Netmarble Corp.	7,517	507,331
Nexen Tire Corp.	154,109	781,008
NH Investment & Securities Co., Ltd.	142,154	1,240,918
NHN Corp. *	24,372	625,453
NICE Holdings Co., Ltd.	55,063	685,395
NongShim Co., Ltd.	6,891	1,537,274
OCI Co., Ltd.	32,556	3,394,539
Orion Corp.	22,217	1,749,059
Orion Holdings Corp.	18,627	215,298
Ottogi Corp.	2,448	876,547
Pan Ocean Co., Ltd.	231,869	1,424,349
Partron Co., Ltd.	109,963	991,018
PHA Co., Ltd.	19,637	142,056
Poongsan Corp.	76,428	1,884,137
POSCO Chemical Co., Ltd.	1,463	154,317
Power Logics Co., Ltd. *	24,681	143,833
S-1 Corp.	30,578	1,779,515
Samchully Co., Ltd.	3,740	480,650
Samsung Card Co., Ltd.	65,912	1,814,018
Samsung Engineering Co., Ltd. *	124,914	2,478,693
Samsung Heavy Industries Co., Ltd. *	733,479	3,515,624
Samsung Securities Co., Ltd.	48,820	1,564,592
SAMT Co., Ltd.	212,786	763,635
Samyang Corp.	15,191	644,623
Samyang Holdings Corp.	18,617	1,224,882
Seah Besteel Holdings Corp.	57,561	816,518
Sebang Global Battery Co., Ltd.	15,325	774,178
Seohan Co., Ltd.	507,704	642,222
Seohee Construction Co., Ltd.	148,741	204,381
Seoul Semiconductor Co., Ltd.	76,461	791,061
SECURITY	NUMBER OF SHARES	VALUE ($)
Seoyon Co., Ltd.	53,909	368,631
Seoyon E-Hwa Co., Ltd.	120,402	835,963
SFA Engineering Corp.	35,610	1,205,997
Shinsegae, Inc.	15,104	3,094,782
SK Chemicals Co., Ltd.	8,059	840,293
SK Discovery Co., Ltd.	31,361	1,020,272
SK Gas Ltd.	14,210	1,498,872
SK Networks Co., Ltd.	922,295	3,507,434
SKC Co., Ltd.	11,793	1,534,653
SL Corp.	30,070	759,528
SNT Motiv Co., Ltd.	20,077	762,705
Songwon Industrial Co., Ltd.	8,752	178,619
SSANGYONG C&E Co., Ltd.	112,637	711,037
Sungwoo Hitech Co., Ltd.	330,196	1,435,867
Taekwang Industrial Co., Ltd.	2,775	2,177,922
TKG Huchems Co., Ltd.	45,986	929,235
Tongyang Life Insurance Co., Ltd.	27,167	128,677
Tongyang, Inc.	562,252	629,420
WONIK IPS Co., Ltd.	24,062	755,584
Young Poong Corp.	2,026	1,103,721
Youngone Corp.	55,860	2,099,491
Yuhan Corp.	30,627	1,495,208
		213,715,740

Singapore 1.9%
Ascendas Real Estate Investment Trust	1,258,372	2,560,988
Ascott Residence Trust	1,402,849	1,187,034
CapitaLand China Trust	165,660	140,175
CapitaLand Integrated Commercial Trust	1,531,256	2,446,167
Capitaland Investment Ltd.	3,783,584	10,901,712
CDL Hospitality Trusts	93,471	85,228
City Developments Ltd.	617,304	3,719,404
Cromwell European Real Estate Investment Trust	60,436	132,721
First Resources Ltd.	642,546	909,285
Frasers Logistics & Commercial Trust	171,312	169,950
Genting Singapore Ltd.	6,368,308	3,623,372
Hutchison Port Holdings Trust, Class U	3,456,236	829,497
Keppel Infrastructure Trust	3,630,571	1,496,296
Manulife US Real Estate Investment Trust	224,860	134,916
Mapletree Commercial Trust	764,949	993,223
Mapletree Industrial Trust	532,748	963,757
Mapletree Logistics Trust	794,569	950,538
Mapletree North Asia Commercial Trust	1,288,452	1,137,229
NetLink NBN Trust	1,359,121	961,666
Olam Group Ltd.	500,460	558,541
SATS Ltd. *	610,616	1,950,907
Sembcorp Industries Ltd.	1,328,305	2,761,448
Sembcorp Marine Ltd. *	15,812,256	1,372,572
Singapore Exchange Ltd.	354,542	2,464,647
Singapore Post Ltd.	629,528	309,965
Singapore Technologies Engineering Ltd.	1,314,007	3,939,433
Suntec Real Estate Investment Trust	933,732	1,144,263
UOL Group Ltd.	406,510	2,209,132
		50,054,066

Spain 1.5%
Abengoa S.A., B Shares *(b)	192,522,094	0
Almirall S.A.	48,305	536,096
Applus Services S.A.	242,126	1,815,642
Atresmedia Corp de Medios de Comunicaion S.A.	172,808	721,600
Bankinter S.A.	616,785	3,910,205
Cellnex Telecom S.A.	38,521	1,734,394
Cia de Distribucion Integral Logista Holdings S.A.	78,898	1,521,351

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cie Automotive S.A.	56,875	1,450,071
Construcciones y Auxiliar de Ferrocarriles S.A.	22,233	704,986
Ebro Foods S.A.	129,587	2,290,531
Ence Energia y Celulosa S.A.	286,416	1,095,359
Faes Farma S.A.	255,897	1,099,258
Fluidra S.A.	9,835	259,601
Gestamp Automocion S.A.	462,816	1,807,656
Grupo Catalana Occidente S.A.	59,913	1,867,690
Indra Sistemas S.A. *	118,624	1,288,550
Inmobiliaria Colonial Socimi S.A.	114,837	940,481
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	603,869	846,138
Mediaset Espana Comunicacion S.A. *	414,737	1,804,694
Melia Hotels International S.A. *	179,093	1,426,430
Merlin Properties Socimi S.A.	174,606	1,969,601
Obrascon Huarte Lain S.A. *	1,265,330	1,005,092
Prosegur Cia de Seguridad S.A.	747,495	1,503,816
Sacyr S.A.	721,642	2,043,968
Siemens Gamesa Renewable Energy S.A. *	120,473	2,317,858
Tecnicas Reunidas S.A. *(a)	96,322	1,006,569
Unicaja Banco S.A.	2,071,413	2,060,342
Viscofan S.A.	33,915	1,820,205
		40,848,184

Sweden 3.1%
AAK AB	119,442	2,046,116
AddTech AB, B Shares	52,290	881,330
AFRY AB	73,960	1,187,605
Ambea AB	35,216	170,039
Arjo AB, B Shares	117,644	827,890
Attendo AB *	221,239	556,283
Axfood AB	102,738	3,010,634
Beijer Alma AB	7,172	145,292
Beijer Ref AB	58,460	927,960
Betsson AB, B Shares *	211,860	1,446,520
Betsson AB RDS *	211,860	42,573
Bilia AB, A Shares	112,978	1,718,288
BillerudKorsnas AB	216,641	2,915,148
Bonava AB, B Shares	171,942	705,086
Bravida Holding AB	148,454	1,426,326
Byggmax Group AB	27,315	177,565
Castellum AB	132,745	2,573,858
Clas Ohlson AB, B Shares	72,053	880,810
Cloetta AB, B Shares	332,717	735,921
Concentric AB	29,797	615,210
Coor Service Management Holding AB	120,502	1,061,697
Dometic Group AB	222,799	1,716,142
Dustin Group AB	81,870	639,737
Electrolux Professional AB, B Shares	128,345	812,680
Elekta AB, B Shares	192,520	1,495,507
EQT AB	5,731	167,648
Evolution AB	6,760	705,735
Fabege AB	72,622	931,560
Fastighets AB Balder, B Shares *	90,462	652,415
Fingerprint Cards AB, B Shares *(a)	312,124	357,309
Getinge AB, B Shares	92,653	2,680,063
Granges AB	132,006	1,189,365
Hexpol AB	212,140	1,992,678
Holmen AB, B Shares	67,890	3,477,891
Hufvudstaden AB, A Shares	11,465	157,028
Indutrade AB	81,535	1,836,770
Intrum AB	64,790	1,473,456
Investment AB Latour, B Shares	7,521	184,265
Inwido AB	54,252	737,508
JM AB	79,571	1,753,488
Kinnevik AB, B Shares *	100,699	2,005,509
SECURITY	NUMBER OF SHARES	VALUE ($)
L E Lundbergfortagen AB, B Shares	43,890	2,156,447
Lifco AB, B Shares	46,821	961,435
Lindab International AB	48,751	941,769
Loomis AB	117,530	2,967,186
Mekonomen AB	50,700	602,162
Modern Times Group MTG AB, B Shares *	53,039	623,437
Mycronic AB	32,093	597,009
NCC AB, B Shares	139,214	1,744,506
New Wave Group AB, B Shares	11,314	183,755
Nibe Industrier AB, B Shares	210,454	1,830,568
Nobia AB	266,136	900,390
Nolato AB, B Shares	81,041	513,565
Pandox AB *	63,437	868,853
Peab AB, B Shares	293,985	2,214,582
Ratos AB, B Shares	332,332	1,817,293
Resurs Holding AB	243,992	662,124
Saab AB, B Shares	116,024	4,921,472
Samhallsbyggnadsbolaget i Norden AB	41,357	114,979
Samhallsbyggnadsbolaget i Norden AB, Class D	2,236	5,773
SAS AB *(a)	8,856,259	764,541
Scandi Standard AB *	54,716	231,981
Scandic Hotels Group AB *(a)	304,225	1,246,298
Sweco AB, B Shares	98,095	1,160,057
Swedish Orphan Biovitrum AB *	64,889	1,354,334
Tethys Oil AB	112,755	979,611
Thule Group AB	36,562	1,221,268
Viaplay Group AB, B Shares *	22,896	726,642
VNV Global AB *	22,601	76,879
Wallenstam AB	85,150	467,715
Wihlborgs Fastigheter AB	109,636	926,179
		82,801,715

Switzerland 2.8%
Allreal Holding AG	10,574	1,934,880
ALSO Holding AG *	4,797	984,873
ams-OSRAM AG *	135,876	1,664,164
Arbonia AG	53,228	829,614
Aryzta AG *	2,152,120	2,332,745
Autoneum Holding AG	7,168	934,745
Banque Cantonale Vaudoise	17,344	1,362,478
Belimo Holding AG	3,004	1,200,284
BKW AG	14,692	1,673,743
Bobst Group S.A.	10,402	799,778
Bucher Industries AG	6,083	2,261,730
Burckhardt Compression Holding AG	1,880	948,286
Bystronic AG	1,456	1,193,903
Cembra Money Bank AG	26,378	1,843,749
Comet Holding AG	504	98,744
Daetwyler Holding AG	3,004	730,199
dormakaba Holding AG	2,654	1,286,091
Emmi AG	1,672	1,583,826
EMS-Chemie Holding AG	2,703	2,315,125
Flughafen Zuerich AG *	15,006	2,536,093
Forbo Holding AG	809	1,161,321
Galenica AG	56,422	4,226,279
Helvetia Holding AG	35,819	4,413,149
Huber & Suhner AG	18,061	1,567,654
Implenia AG *	58,266	1,300,811
Inficon Holding AG	794	697,458
Interroll Holding AG	179	528,475
Kardex Holding AG	574	104,674
Komax Holding AG	2,841	791,348
Landis & Gyr Group AG *	34,067	1,984,917
Mobimo Holding AG	3,659	965,758
OC Oerlikon Corp. AG	233,132	1,765,728
PSP Swiss Property AG	13,881	1,653,759

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rieter Holding AG	4,338	566,603
Schweiter Technologies AG	1,010	1,019,957
SFS Group AG	13,196	1,495,056
Siegfried Holding AG *	1,358	918,745
Softwareone Holding AG *	68,376	913,772
St. Galler Kantonalbank AG	1,619	756,676
Stadler Rail AG (a)	33,826	1,211,109
Straumann Holding AG	12,150	1,545,764
Sulzer AG	17,454	1,230,001
Tecan Group AG	2,570	832,760
Temenos AG	13,704	1,331,871
u-blox Holding AG *	12,082	1,141,964
Valiant Holding AG	12,304	1,124,438
Valora Holding AG	8,890	1,522,861
VAT Group AG	4,994	1,480,669
Vifor Pharma AG	29,338	5,122,022
Vontobel Holding AG	16,045	1,248,716
Zehnder Group AG	8,831	643,980
Zur Rose Group AG *	2,177	259,591
		74,042,936

United Kingdom 9.3%
4imprint Group plc	20,692	697,590
888 Holdings plc	173,731	460,677
Airtel Africa plc	1,346,826	2,624,187
Ascential plc *	174,747	684,927
Ashmore Group plc	314,955	981,230
Assura plc	193,491	175,089
Aston Martin Lagonda Global Holdings plc *(a)	9,970	90,218
Auto Trader Group plc	186,116	1,382,977
Avast plc	150,107	918,846
AVEVA Group plc	20,835	598,165
Babcock International Group plc *	819,126	3,485,194
Bank of Georgia Group plc	48,585	982,156
Beazley plc	524,371	3,214,446
Biffa plc	258,767	1,048,163
Big Yellow Group plc	43,688	741,658
Bodycote plc	222,345	1,817,236
Brewin Dolphin Holdings plc	246,092	1,581,763
Britvic plc	221,650	2,301,806
C&C Group plc *	436,951	1,104,683
Capita plc *	3,699,845	1,130,290
Capricorn Energy plc *	52,264	130,749
Card Factory plc *	1,914,489	1,556,275
Carnival plc *	270,809	3,418,125
Centamin plc	2,193,987	2,229,209
Chemring Group plc	242,243	1,077,705
Cineworld Group plc *(a)	4,280,343	1,390,167
Clarkson plc	17,697	691,409
Close Brothers Group plc	159,824	2,209,645
Coats Group plc	1,713,678	1,501,025
Computacenter plc	58,053	1,855,444
ConvaTec Group plc	1,034,532	2,816,252
Countryside Properties plc *	418,531	1,463,214
Cranswick plc	60,629	2,330,527
Crest Nicholson Holdings plc	564,516	1,856,909
De La Rue plc *	418,434	503,621
Dechra Pharmaceuticals plc	14,921	683,747
Derwent London plc	35,778	1,341,007
Diploma plc	37,389	1,225,155
DiscoverIE Group plc	16,588	155,749
Diversified Energy Co., plc	151,351	235,001
Domino's Pizza Group plc	196,012	831,022
Dr. Martens plc	71,498	194,996
Dunelm Group plc	68,581	759,311
easyJet plc *	602,743	3,931,880
Elementis plc *	859,600	1,279,441
SECURITY	NUMBER OF SHARES	VALUE ($)
Endeavour Mining plc	47,538	1,073,625
EnQuest plc *	1,216,501	457,647
Essentra plc	505,804	2,027,138
Euromoney Institutional Investor plc	97,720	1,332,553
FDM Group Holdings plc	15,168	178,928
Ferrexpo plc	482,229	1,061,745
Forterra plc	259,985	901,062
Frasers Group plc *	204,185	1,778,180
Fresnillo plc	165,728	1,617,048
Games Workshop Group plc	9,309	861,138
Genuit Group plc	131,263	761,809
Genus plc	17,121	595,542
Grafton Group plc	260,389	3,074,936
Grainger plc	289,385	1,126,960
Great Portland Estates plc	134,387	1,111,053
Greencore Group plc *	923,802	1,269,052
Greggs plc	62,398	1,780,414
Halfords Group plc	422,131	1,192,770
Halma plc	101,644	2,855,392
Hammerson plc	2,074,683	718,787
Harbour Energy plc	507,635	2,458,005
Hargreaves Lansdown plc	124,028	1,339,598
Hikma Pharmaceuticals plc	115,417	2,470,638
Hill & Smith Holdings plc	61,197	1,075,144
Hilton Food Group plc	65,943	902,552
Hiscox Ltd.	245,636	2,861,711
Hochschild Mining plc	544,280	755,238
HomeServe plc	182,926	2,681,199
Howden Joinery Group plc	371,360	3,192,866
Ibstock plc	530,235	1,242,286
IG Group Holdings plc	343,793	3,100,134
Indivior plc *	541,213	2,256,356
Intermediate Capital Group plc	96,520	1,915,895
Intu Properties plc *(a)(b)	11,806,310	0
Investec plc	343,596	2,088,956
IWG plc *	835,384	2,645,773
J.D. Sports Fashion plc	1,012,131	1,564,509
J.D. Wetherspoon plc *	108,099	1,017,010
Jupiter Fund Management plc	684,518	1,535,602
Just Group plc	2,123,176	2,180,808
Kier Group plc *	1,605,496	1,588,374
Lancashire Holdings Ltd.	198,723	992,786
LondonMetric Property plc	43,507	140,370
LSL Property Services plc	32,018	133,163
Man Group plc	1,571,373	5,073,788
Marshalls plc	124,293	838,058
Marston's plc *	1,739,036	1,195,576
Mediclinic International plc *	581,880	2,852,705
Mitchells & Butlers plc *	574,046	1,501,924
Mitie Group plc	380,442	270,422
Moneysupermarket.com Group plc	566,712	1,329,176
Morgan Advanced Materials plc	374,594	1,510,722
Morgan Sindall Group plc	65,828	1,725,631
National Express Group plc *	1,107,964	3,708,750
NewRiver REIT plc	722,790	889,070
Ninety One plc	47,247	134,573
Ocado Group plc *	57,592	675,604
OSB Group plc	199,457	1,305,896
Oxford Instruments plc	24,359	683,067
Pagegroup plc	370,717	2,143,580
Paragon Banking Group plc	210,488	1,304,637
PayPoint plc	100,180	732,290
Petrofac Ltd. *	1,704,806	3,057,410
Pets at Home Group plc	401,550	1,756,075
Playtech plc *	436,248	3,078,898
Plus500 Ltd.	137,537	2,704,070
Premier Foods plc	914,936	1,365,263
Primary Health Properties plc	93,416	174,479
Provident Financial plc	669,496	2,139,790

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PZ Cussons plc	233,581	596,124
QinetiQ Group plc	652,182	3,001,743
Quilter plc	395,409	599,995
Rathbone Brothers plc	34,389	894,980
Reach plc	335,257	518,437
Redde Northgate plc	473,156	2,248,120
Redrow plc	375,993	2,520,956
Renewi plc *	20,492	176,909
Renishaw plc	14,807	758,394
Rhi Magnesita N.V.	33,633	1,021,543
Rightmove plc	158,325	1,198,818
Rolls-Royce Holdings plc *	4,942,336	5,399,768
Rotork plc	544,205	1,916,297
RS Group plc	226,364	2,763,000
Sabre Insurance Group plc	290,264	768,221
Safestore Holdings plc	55,723	799,191
Saga plc *	438,361	1,234,210
Savills plc	123,748	1,720,234
Schroders plc	72,130	2,692,619
Segro plc	163,848	2,287,993
Senior plc *	1,143,795	1,822,087
Serco Group plc	1,306,866	2,902,090
SIG plc *	1,731,692	778,044
Sirius Real Estate Ltd.	90,894	132,653
Softcat plc	35,299	634,834
Speedy Hire plc	298,882	177,040
Spirax-Sarco Engineering plc	18,463	2,458,361
Spire Healthcare Group plc *	86,987	241,733
Spirent Communications plc	304,861	891,382
SSP Group plc *	902,863	3,092,753
SThree plc	212,023	1,034,113
Synthomer plc	344,365	1,424,398
TBC Bank Group plc	45,778	853,871
Telecom Plus plc	80,260	1,699,348
The British Land Co., plc	589,365	3,904,034
The Go-Ahead Group plc *	269,635	3,459,377
The Restaurant Group plc *	801,906	538,167
The Unite Group plc	56,306	821,745
THG plc *	121,277	223,995
TI Fluid Systems plc	192,629	443,299
TP ICAP Group plc	966,705	1,582,621
Tritax Big Box REIT plc	270,979	695,324
TT Electronics plc	65,079	160,101
Tyman plc	232,736	878,485
Ultra Electronics Holdings plc	50,000	2,041,686
Vesuvius plc	391,695	1,742,596
Victrex plc	63,925	1,410,687
Virgin Money UK plc	385,076	721,172
Vistry Group plc	221,538	2,526,799
Vivo Energy plc	93,691	165,074
Watches of Switzerland Group plc *	12,087	143,954
WH Smith plc *	118,025	2,371,025
Wickes Group plc	487,132	1,237,688
Wizz Air Holdings plc *	19,516	718,204
Workspace Group plc	69,486	624,397
		247,425,781
Total Common Stocks (Cost $2,590,335,867)		2,633,902,014

PREFERRED STOCKS 0.3% OF NET ASSETS

Germany 0.2%
Draegerwerk AG & Co. KGaA	26,651	1,400,372
Jungheinrich AG	50,898	1,347,845
Sartorius AG	2,440	981,762
SECURITY	NUMBER OF SHARES	VALUE ($)
Schaeffler AG	270,240	1,700,780
Sixt SE	17,843	1,404,902
		6,835,661

Italy 0.1%
Danieli & C Officine Meccaniche S.p.A. - RSP	89,925	1,529,755
Total Preferred Stocks (Cost $8,951,529)		8,365,416

RIGHTS 0.0% OF NET ASSETS

Spain 0.0%
Almirall S.A.
expires 06/02/22, strike EUR 0.19 *(b)	48,305	8,248

Sweden 0.0%
BillerudKorsnas AB
expires 06/17/22, strike SEK 84.50 *(b)	216,641	208,810
Total Rights (Cost $9,339)		217,058

WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
Magellan Financial Group Ltd.
expires 04/16/27 *	7,304	6,287

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)(b)	37,091	66,872
Total Warrants (Cost $0)		73,159

SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)	3,288,875	3,288,875
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)(d)	36,518,042	36,518,042
		39,806,917
Total Short-Term Investments (Cost $39,806,917)		39,806,917
Total Investments in Securities (Cost $2,639,103,652)		2,682,364,564

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/17/22	190	19,351,500	572,709

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $31,216,962.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro
SEK —	Swedish Krona

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,032,152,061	$—	$—	$2,032,152,061
Hong Kong	88,437,247	—	0*	88,437,247
Luxembourg	—	—	0*	0
Portugal	11,323,001	—	0*	11,323,001
Republic of Korea	212,909,067	—	806,673	213,715,740
Spain	40,848,184	—	0*	40,848,184
United Kingdom	247,425,781	—	0*	247,425,781
Preferred Stocks[1]	8,365,416	—	—	8,365,416
Rights[1]
Spain	—	—	8,248	8,248
Sweden	—	—	208,810	208,810
Warrants[1]	6,287	—	—	6,287
Italy	—	—	66,872	66,872
Short-Term Investments[1]	39,806,917	—	—	39,806,917
Futures Contracts[2]	572,709	—	—	572,709
Total	$2,681,846,670	$—	$1,090,603	$2,682,937,273

*	Level 3 amount shown includes securities determined to have no value at May 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 93.6% OF NET ASSETS

Brazil 7.2%
Ambev S.A.	6,106,736	18,286,959
B3 S.A. - Brasil Bolsa Balcao	3,006,040	8,100,943
Banco Bradesco S.A.	3,606,736	12,848,036
Banco do Brasil S.A.	4,141,519	32,005,746
BRF S.A. *	1,945,145	6,424,159
CCR S.A.	2,753,916	7,752,762
Centrais Eletricas Brasileiras S.A.	1,037,070	9,222,583
Cia de Saneamento Basico do Estado de Sao Paulo	1,028,864	9,939,939
Cia Paranaense de Energia	762,256	1,066,509
Equatorial Energia S.A.	1,128,288	5,662,155
Itau Unibanco Holding S.A.	1,269,709	6,002,085
JBS S.A.	2,894,008	21,742,009
Petroleo Brasileiro S.A.	10,829,009	76,008,281
Suzano S.A.	575,454	6,497,022
Telefonica Brasil S.A.	1,007,462	10,853,614
TIM S.A.	2,445,248	7,430,796
Ultrapar Participacoes S.A.	5,650,692	17,135,957
Vale S.A.	4,303,238	78,289,399
Vibra Energia S.A.	3,796,900	15,576,697
		350,845,651

Chile 0.7%
Banco de Chile	62,995,311	6,562,043
Cencosud S.A.	5,592,806	8,971,864
Empresas CMPC S.A.	2,914,864	5,042,846
Empresas Copec S.A.	1,358,561	10,794,543
Falabella S.A.	1,635,372	4,792,270
		36,163,566

China 30.4%
Agile Group Holdings Ltd. (a)	8,570,032	3,637,502
Agricultural Bank of China Ltd., A Shares	24,292,200	11,019,757
Agricultural Bank of China Ltd., H Shares	77,435,078	29,511,109
Alibaba Group Holding Ltd. *	4,549,500	55,813,726
Aluminum Corp. of China Ltd., A Shares *	1,540,700	1,187,922
Aluminum Corp. of China Ltd., H Shares *	7,404,453	3,378,723
Anhui Conch Cement Co., Ltd., A Shares	505,000	2,784,554
Anhui Conch Cement Co., Ltd., H Shares	2,051,867	10,408,997
BAIC Motor Corp., Ltd., H Shares	23,693,946	7,610,524
Baidu, Inc., A Shares *	1,408,081	26,472,580
Bank of China Ltd., A Shares	15,248,800	7,282,641
Bank of China Ltd., H Shares *	202,551,019	81,324,536
Bank of Communications Co., Ltd., A Shares	8,611,400	6,330,205
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Communications Co., Ltd., H Shares	20,548,215	14,012,141
Beijing Enterprises Holdings Ltd.	1,665,707	5,838,589
BYD Co., Ltd., A Shares	29,100	1,289,185
BYD Co., Ltd., H Shares	181,637	6,482,447
China Cinda Asset Management Co., Ltd., H Shares	37,399,853	6,340,130
China CITIC Bank Corp., Ltd., A Shares	2,478,500	1,725,458
China CITIC Bank Corp., Ltd., H Shares	30,551,471	14,797,636
China Communications Services Corp., Ltd., H Shares	12,667,642	5,941,830
China Construction Bank Corp., A Shares	1,943,900	1,740,354
China Construction Bank Corp., H Shares	258,115,517	192,133,709
China Everbright Bank Co., Ltd., A Shares	8,301,600	3,877,742
China Everbright Bank Co., Ltd., H Shares	9,140,684	3,005,903
China Everbright Environment Group Ltd.	7,746,156	4,660,203
China Evergrande Group (b)	44,077,011	8,528,262
China Gas Holdings Ltd.	3,165,221	4,720,266
China Hongqiao Group Ltd.	5,879,516	7,299,232
China Jinmao Holdings Group Ltd.	18,776,589	5,073,751
China Life Insurance Co., Ltd., H Shares	4,682,504	7,185,901
China Mengniu Dairy Co., Ltd. *	1,486,050	7,633,348
China Merchants Bank Co., Ltd., A Shares	1,241,200	7,375,397
China Merchants Bank Co., Ltd., H Shares	3,058,049	19,489,067
China Minsheng Banking Corp., Ltd., A Shares	10,679,900	6,091,927
China Minsheng Banking Corp., Ltd., H Shares	29,328,832	11,364,359
China National Building Material Co., Ltd., H Shares *	15,113,875	19,090,886
China Oriental Group Co., Ltd.	23,927,695	6,282,676
China Overseas Land & Investment Ltd.	10,259,648	29,815,625
China Pacific Insurance Group Co., Ltd., A Shares	466,200	1,483,180
China Pacific Insurance Group Co., Ltd., H Shares	2,220,816	5,197,109
China Petroleum & Chemical Corp., A Shares	16,997,000	11,349,316
China Petroleum & Chemical Corp., H Shares	192,685,618	93,081,873
China Railway Group Ltd., A Shares	5,334,800	5,247,423
China Railway Group Ltd., H Shares	13,394,420	9,270,440
China Resources Cement Holdings Ltd.	5,269,717	4,171,147
China Resources Land Ltd.	4,667,647	20,822,969
China Resources Pharmaceutical Group Ltd.	9,929,949	5,493,047
China Resources Power Holdings Co., Ltd.	6,164,131	12,696,670

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Shenhua Energy Co., Ltd., A Shares	1,293,800	6,578,053
China Shenhua Energy Co., Ltd., H Shares	8,495,277	28,423,886
China State Construction Engineering Corp., Ltd., A Shares	11,031,600	9,100,236
China Taiping Insurance Holdings Co., Ltd.	4,288,045	4,929,950
China Tower Corp., Ltd., H Shares	75,832,587	8,892,427
China United Network Communications Ltd., A Shares	2,204,800	1,148,712
China Vanke Co., Ltd., A Shares	1,582,800	4,220,389
China Vanke Co., Ltd., H Shares	4,252,390	9,409,345
CITIC Ltd.	21,461,945	24,100,252
Country Garden Holdings Co., Ltd.	21,393,910	13,416,273
CRRC Corp., Ltd., A Shares	658,300	498,697
CRRC Corp., Ltd., H Shares	2,494,447	1,001,524
CSPC Pharmaceutical Group Ltd.	4,426,295	4,739,104
Dongfeng Motor Group Co., Ltd., H Shares	8,412,766	6,616,077
ENN Energy Holdings Ltd.	472,345	7,242,718
Fosun International Ltd.	6,514,160	6,625,794
Geely Automobile Holdings Ltd. *	4,919,279	9,405,228
Guangzhou R&F Properties Co., Ltd., H Shares (a)	17,547,245	6,240,074
Haier Smart Home Co., Ltd., A Shares	293,300	1,114,904
Haier Smart Home Co., Ltd., H Shares	1,232,115	4,389,446
Hengan International Group Co., Ltd.	1,251,067	6,211,044
Huaneng Power International, Inc., A Shares	1,820,500	2,014,177
Huaneng Power International, Inc., H Shares	17,264,479	8,780,171
Industrial & Commercial Bank of China Ltd., A Shares	12,616,400	8,802,052
Industrial & Commercial Bank of China Ltd., H Shares	190,113,402	114,132,741
Industrial Bank Co., Ltd., A Shares	2,671,700	7,859,823
JD.com, Inc., A Shares	689,889	19,873,038
Jiangxi Copper Co., Ltd., A Shares	450,600	1,222,396
Jiangxi Copper Co., Ltd., H Shares	4,296,096	6,987,169
Jinmao Property Services Co., Ltd. *	405,656	243,532
Kingboard Holdings Ltd.	1,878,680	9,003,622
Kunlun Energy Co., Ltd.	9,996,900	8,613,678
Legend Holdings Corp., H Shares	3,889,597	4,610,671
Longfor Group Holdings Ltd.	2,034,529	10,152,483
Meituan, B Shares *	234,743	5,595,139
NetEase, Inc.	712,442	15,455,593
Nine Dragons Paper Holdings Ltd.	4,216,974	3,789,367
PetroChina Co., Ltd., H Shares	85,440,808	45,848,386
PICC Property & Casualty Co., Ltd., H Shares	19,303,074	18,748,134
Ping An Insurance Group Co. of China Ltd., A Shares	1,057,100	6,995,212
Ping An Insurance Group Co. of China Ltd., H Shares	8,078,536	51,793,738
Postal Savings Bank of China Co., Ltd., A Shares	376,400	295,850
Postal Savings Bank of China Co., Ltd., H Shares	12,675,913	9,419,425
SAIC Motor Corp., Ltd., A Shares	2,352,300	6,053,843
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	372,000	1,002,485
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	2,345,103	3,820,053
Shanghai Pudong Development Bank Co., Ltd., A Shares	6,175,200	7,340,643
Shenzhou International Group Holdings Ltd.	270,480	3,740,602
SECURITY	NUMBER OF SHARES	VALUE ($)
Shimao Group Holdings Ltd. (a)(b)	7,463,046	3,868,146
Sinopharm Group Co., Ltd., H Shares	5,056,313	12,541,613
Sunac China Holdings Ltd. (b)	6,632,157	3,561,924
Tencent Holdings Ltd.	1,379,304	63,712,521
Trip.com Group Ltd., ADR *	162,305	3,580,448
Vipshop Holdings Ltd., ADR *	673,810	6,266,433
Weichai Power Co., Ltd., A Shares	562,700	1,020,196
Weichai Power Co., Ltd., H Shares	2,584,403	4,018,803
Xiaomi Corp., B Shares *	2,107,426	3,260,976
Yankuang Energy Group Co., Ltd., A Shares	151,900	878,734
Yankuang Energy Group Co., Ltd., H Shares	3,785,153	12,447,432
Zhongsheng Group Holdings Ltd.	571,311	4,056,060
Zijin Mining Group Co., Ltd., A Shares	694,600	1,046,153
Zijin Mining Group Co., Ltd., H Shares	3,130,836	4,253,967
		1,488,383,536

Colombia 0.4%
Bancolombia S.A.	661,783	7,942,798
Ecopetrol S.A.	12,115,223	10,010,460
		17,953,258

Czech Republic 0.2%
CEZ A/S	251,292	12,202,551

Egypt 0.1%
Commercial International Bank Egypt S.A.E., GDR	2,166,412	4,332,824

Greece 0.4%
Alpha Services and Holdings S.A. *	6,802,955	7,178,350
Eurobank Ergasias Services & Holdings S.A., A Shares *	4,652,906	5,196,263
Hellenic Telecommunications Organization S.A.	358,035	6,784,910
		19,159,523

Hungary 0.3%
MOL Hungarian Oil & Gas plc	1,659,792	11,907,439
OTP Bank Nyrt	183,946	4,377,944
		16,285,383

India 9.7%
Axis Bank Ltd. *	1,194,575	10,543,049
Bharat Petroleum Corp., Ltd.	3,082,203	12,950,324
Bharti Airtel Ltd. *	1,331,168	12,005,781
Coal India Ltd.	5,186,098	12,885,711
GAIL India Ltd.	3,963,977	7,515,786
Grasim Industries Ltd.	391,025	7,195,329
HCL Technologies Ltd.	744,959	9,986,522
Hero MotoCorp Ltd.	213,892	7,642,242
Hindalco Industries Ltd.	2,224,037	12,104,743
Hindustan Petroleum Corp., Ltd.	3,755,408	11,019,104
Hindustan Unilever Ltd.	215,541	6,533,312
Housing Development Finance Corp., Ltd.	600,095	17,830,191
ICICI Bank Ltd.	659,409	6,394,385
Indian Oil Corp., Ltd.	14,098,434	21,065,138
Infosys Ltd.	1,996,585	38,668,344
ITC Ltd.	3,025,966	10,548,909
JSW Steel Ltd.	854,460	6,067,025
Larsen & Toubro Ltd.	409,596	8,728,868

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mahindra & Mahindra Ltd.	906,121	12,072,276
Maruti Suzuki India Ltd.	118,435	12,152,759
NTPC Ltd.	8,066,757	16,209,105
Oil & Natural Gas Corp., Ltd.	14,289,098	27,837,847
Power Finance Corp., Ltd.	3,499,808	5,019,609
Power Grid Corp. of India Ltd.	3,112,682	9,337,695
Rajesh Exports Ltd.	301,974	2,106,802
Reliance Industries Ltd.	2,021,633	68,553,699
State Bank of India	1,924,826	11,605,546
Sun Pharmaceutical Industries Ltd.	636,569	7,056,385
Tata Consultancy Services Ltd.	526,713	22,824,993
Tata Motors Ltd. *	3,647,171	20,836,951
Tata Motors Ltd., A Shares, DVR *	788,115	2,162,751
Tata Steel Ltd.	962,044	13,081,283
Tech Mahindra Ltd.	382,814	5,819,656
Vedanta Ltd.	3,306,383	13,666,532
Wipro Ltd.	879,435	5,415,175
		475,443,827

Indonesia 2.0%
PT Astra International Tbk	41,481,636	20,910,090
PT Bank Central Asia Tbk	17,401,513	9,249,141
PT Bank Mandiri (Persero) Tbk	23,036,794	13,429,309
PT Bank Negara Indonesia (Persero) Tbk	12,703,797	7,993,782
PT Bank Rakyat Indonesia (Persero) Tbk	49,587,233	15,745,757
PT Telkom Indonesia (Persero) Tbk	81,228,528	24,010,353
PT United Tractors Tbk	3,804,319	8,166,462
		99,504,894

Kuwait 0.7%
Kuwait Finance House KSCP	2,664,381	7,822,595
Mobile Telecommunications Co. KSCP	4,107,712	8,451,530
National Bank of Kuwait SAKP	5,541,888	18,786,675
		35,060,800

Malaysia 1.9%
Axiata Group Berhad	9,019,772	6,612,646
CIMB Group Holdings Berhad	10,887,284	12,805,644
Genting Berhad	7,009,800	7,604,556
Malayan Banking Berhad	8,640,857	17,958,616
Petronas Chemicals Group Berhad	3,321,400	7,782,931
Public Bank Berhad	13,335,300	14,405,840
Tenaga Nasional Berhad	11,338,200	23,694,080
		90,864,313

Mexico 4.1%
Alfa S.A.B. de C.V., A Shares	14,838,777	11,381,439
America Movil S.A.B. de C.V., Series L	61,339,789	64,753,260
Cemex SAB de C.V., ADR *	3,276,394	15,300,760
Fomento Economico Mexicano S.A.B. de C.V.	3,035,846	22,704,549
Grupo Bimbo S.A.B. de C.V., Series A	3,501,606	11,496,167
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,579,621	23,168,662
Grupo Mexico S.A.B. de C.V., Series B	3,688,731	18,190,105
Grupo Televisa S.A.B., Series CPO	3,347,484	6,839,987
Nemak S.A.B. de C.V. *	4,947,639	1,121,897
Orbia Advance Corp. S.A.B. de C.V.	2,034,152	5,453,504
Wal-Mart de Mexico S.A.B. de C.V.	5,958,539	21,995,784
		202,406,114

SECURITY	NUMBER OF SHARES	VALUE ($)
Qatar 0.7%
Ooredoo QPSC	3,434,838	6,979,557
Qatar Fuel QSC	1,043,211	4,927,090
Qatar National Bank QPSC	3,590,725	21,248,060
		33,154,707

Russia 0.4%
Alrosa PJSC (b)(c)	5,101,117	139,269
Gazprom PJSC (b)(c)	40,103,722	7,575,147
Inter RAO UES PJSC (b)(c)	163,997,565	148,379
LUKOIL PJSC (b)(c)	1,548,485	6,333,427
Magnit PJSC (b)(c)	213,464	210,076
MMC Norilsk Nickel PJSC (b)(c)	56,707	360,044
Mobile TeleSystems PJSC (b)(c)	2,722,155	203,081
Novatek PJSC (b)(c)	910,093	916,594
Novolipetsk Steel PJSC (b)(c)	2,244,152	133,580
Rosneft Oil Co. PJSC (b)(c)	4,831,508	1,181,035
ROSSETI PJSC (b)(c)	304,960,410	65,833
Sberbank of Russia PJSC *(b)(c)	90,000	3,729
Severstal PAO (b)(c)	350,021	156,676
Sistema PJSFC (b)(c)	13,190,680	52,143
Surgutneftegas PJSC (b)(c)	22,928,546	405,708
Tatneft PJSC (b)(c)	4,700,439	1,398,567
		19,283,288

Saudi Arabia 2.9%
Al Rajhi Bank	675,039	17,800,655
Banque Saudi Fransi	502,140	7,203,075
Riyad Bank	984,662	10,068,467
Saudi Arabian Oil Co.	1,674,560	18,707,923
Saudi Basic Industries Corp.	1,249,960	38,193,685
Saudi Electricity Co.	1,325,093	8,578,392
Saudi Telecom Co.	645,042	17,680,394
The Saudi National Bank	1,214,453	23,443,913
		141,676,504

South Africa 6.8%
Absa Group Ltd.	1,785,458	21,044,545
AngloGold Ashanti Ltd.	538,830	9,478,083
Aspen Pharmacare Holdings Ltd.	447,647	4,643,148
Barloworld Ltd.	959,352	6,076,076
Bid Corp., Ltd.	581,658	12,507,490
Exxaro Resources Ltd.	481,057	6,830,415
FirstRand Ltd.	6,726,951	31,256,823
Gold Fields Ltd.	931,896	9,152,270
Impala Platinum Holdings Ltd.	268,210	3,683,644
MTN Group Ltd.	3,947,491	42,758,417
MultiChoice Group	942,035	8,087,582
Naspers Ltd., N Shares	79,655	8,763,162
Nedbank Group Ltd.	1,026,777	15,641,733
Old Mutual Ltd.	10,854,531	8,887,708
Sanlam Ltd.	2,169,780	9,394,084
Sappi Ltd. *	2,959,589	10,802,369
Sasol Ltd. *	1,912,982	50,956,795
Shoprite Holdings Ltd.	829,975	11,484,772
Standard Bank Group Ltd.	2,971,279	34,075,687
The Bidvest Group Ltd.	603,219	8,444,195
Vodacom Group Ltd.	1,047,055	9,876,768
Woolworths Holdings Ltd.	1,835,273	6,556,166
		330,401,932

Taiwan 18.6%
Acer, Inc.	7,167,470	7,185,991
ASE Technology Holding Co., Ltd.	5,009,000	18,034,126

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Asia Cement Corp.	3,212,000	4,913,447
Asustek Computer, Inc.	1,596,176	18,780,159
AU Optronics Corp.	25,535,371	15,835,889
Catcher Technology Co., Ltd.	2,097,000	11,848,682
Cathay Financial Holding Co., Ltd.	7,652,840	14,686,070
Chailease Holding Co., Ltd.	558,000	4,325,581
Cheng Shin Rubber Industry Co., Ltd.	4,068,000	4,982,512
China Development Financial Holding Corp.	11,567,000	6,456,000
China Steel Corp.	15,354,088	18,329,686
Chunghwa Telecom Co., Ltd.	4,469,764	19,557,624
Compal Electronics, Inc.	23,386,000	18,531,542
CTBC Financial Holding Co., Ltd.	17,766,809	16,619,082
Delta Electronics, Inc.	1,501,696	12,494,732
E.Sun Financial Holding Co., Ltd.	6,502,598	6,855,452
Far Eastern New Century Corp.	9,777,061	10,273,914
Far EasTone Telecommunications Co., Ltd.	2,519,137	6,917,320
First Financial Holding Co., Ltd.	8,394,655	7,910,209
Formosa Chemicals & Fibre Corp.	6,718,882	18,981,854
Formosa Petrochemical Corp.	2,717,704	9,063,695
Formosa Plastics Corp.	5,380,704	19,465,079
Foxconn Technology Co., Ltd.	2,876,858	5,411,764
Fubon Financial Holding Co., Ltd.	7,637,970	16,868,006
Hon Hai Precision Industry Co., Ltd.	40,102,928	156,128,540
Hotai Motor Co., Ltd.	246,000	5,364,961
Innolux Corp.	28,980,000	13,928,372
Inventec Corp.	11,912,646	10,589,019
Largan Precision Co., Ltd.	95,200	5,477,485
Lite-On Technology Corp.	4,006,229	8,723,296
MediaTek, Inc.	573,046	17,867,584
Mega Financial Holding Co., Ltd.	8,825,548	11,782,601
Micro-Star International Co., Ltd.	965,000	4,488,372
Nan Ya Plastics Corp.	7,065,588	20,764,674
Novatek Microelectronics Corp.	314,000	4,392,214
Pegatron Corp.	10,470,234	25,106,918
Pou Chen Corp.	8,898,000	9,595,432
Powertech Technology, Inc.	1,549,000	5,224,706
President Chain Store Corp.	603,000	5,723,566
Quanta Computer, Inc.	5,421,058	14,867,053
Shin Kong Financial Holding Co., Ltd.	13,971,000	4,462,056
Synnex Technology International Corp.	3,912,178	9,475,491
Taiwan Cement Corp.	6,145,302	9,019,461
Taiwan Cooperative Financial Holding Co., Ltd.	6,426,000	6,232,279
Taiwan Mobile Co., Ltd.	1,844,530	6,863,367
Taiwan Semiconductor Manufacturing Co., Ltd.	8,916,352	172,029,530
Uni-President Enterprises Corp.	7,071,796	16,421,673
United Microelectronics Corp.	8,882,931	15,730,668
Walsin Lihwa Corp.	8,428,000	13,676,444
Wistron Corp.	14,710,934	14,394,161
WPG Holdings Ltd.	6,430,880	11,698,552
Yageo Corp.	428,000	5,972,093
Yuanta Financial Holding Co., Ltd.	8,159,960	6,845,651
		907,174,635

Thailand 3.3%
Advanced Info Service PCL NVDR	1,379,400	8,747,218
Bangkok Bank PCL NVDR	2,231,000	8,540,649
Charoen Pokphand Foods PCL NVDR	9,882,800	7,508,849
CP ALL PCL NVDR	5,127,600	9,927,046
Krung Thai Bank PCL NVDR	19,213,200	8,478,063
PTT Exploration & Production PCL NVDR	2,446,400	12,117,615
PTT Global Chemical PCL NVDR	7,197,500	10,148,433
PTT PCL NVDR	48,894,500	54,652,677
SECURITY	NUMBER OF SHARES	VALUE ($)
SCB X PCL NVDR	4,288,400	14,160,993
Thai Oil PCL NVDR	4,851,600	8,223,051
The Siam Cement PCL NVDR	1,721,400	18,713,057
		161,217,651

Turkey 1.6%
Akbank T.A.S.	15,115,481	7,712,498
BIM Birlesik Magazalar A/S	888,199	4,472,301
Eregli Demir ve Celik Fabrikalari T.A.S.	3,460,063	7,222,323
Haci Omer Sabanci Holding A/S	5,532,288	7,165,013
KOC Holding A/S	3,686,623	9,220,776
Turk Hava Yollari AO *	4,248,408	12,938,787
Turkcell Iletisim Hizmetleri A/S	5,367,295	6,335,469
Turkiye Garanti Bankasi A/S	3,134,564	2,783,601
Turkiye Is Bankasi A/S, Class C	9,829,667	6,497,317
Turkiye Petrol Rafinerileri A/S *	724,667	11,990,431
		76,338,516

United Arab Emirates 1.2%
Abu Dhabi Commercial Bank PJSC	3,313,673	9,021,461
Dubai Islamic Bank PJSC	2,819,756	4,567,681
Emaar Properties PJSC	8,386,843	13,037,727
Emirates Telecommunications Group Co. PJSC	1,990,276	16,439,785
First Abu Dhabi Bank PJSC	2,838,577	16,599,775
		59,666,429
Total Common Stocks (Cost $4,334,451,008)		4,577,519,902

PREFERRED STOCKS 5.5% OF NET ASSETS

Brazil 5.2%
Banco Bradesco S.A.	12,027,197	52,031,726
Centrais Eletricas Brasileiras S.A., B Shares	593,796	5,216,673
Cia Energetica de Minas Gerais	4,079,681	10,030,027
Cia Paranaense de Energia, B Shares	2,769,247	4,307,042
Gerdau S.A.	2,345,912	14,441,028
Itau Unibanco Holding S.A.	13,138,696	72,533,720
Metalurgica Gerdau S.A.	2,646,534	6,808,182
Petroleo Brasileiro S.A.	13,824,275	87,696,304
		253,064,702

Colombia 0.2%
Bancolombia S.A.	1,104,254	12,370,219

Russia 0.1%
Surgutneftegas PJSC (b)(c)	26,752,105	673,049
Tatneft PJSC (b)(c)	504,714	132,988
Transneft PJSC (b)(c)	23,922	2,847,857
		3,653,894
Total Preferred Stocks (Cost $276,965,733)		269,088,815

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (d)	15,531,526	15,531,526
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (d)(e)	7,639,549	7,639,549
		23,171,075
Total Short-Term Investments (Cost $23,171,075)		23,171,075
Total Investments in Securities (Cost $4,634,587,816)		4,869,779,792

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 06/17/22	602	32,005,330	1,479,414

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,838,112.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,069,853,078	$—	$—	$3,069,853,078
China	1,472,425,204	—	15,958,332	1,488,383,536
Russia[2]	—	—	19,283,288	19,283,288
Preferred Stocks[1]	265,434,921	—	—	265,434,921
Russia[2]	—	—	3,653,894	3,653,894
Short-Term Investments[1]	23,171,075	—	—	23,171,075
Futures Contracts[3]	1,479,414	—	—	1,479,414
Total	$4,832,363,692	$—	$38,895,514	$4,871,259,206

[1]	As categorized in the Portfolio Holdings.
[2]	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.
[3]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89447MAY22